Schedule of Investments

Invesco AAA CLO Floating Rate Note ETF (ICLO)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Asset-Backed Securities-99.54%
ABPCI Direct Lending Fund IX LLC (Cayman Islands), Series 2020-9A, Class A1R, 6.22% (3 mo. USD LIBOR + 1.40%), 11/18/2031(a)(b)	$500,000	$492,715
AGL CLO 14 Ltd. (Cayman Islands), Series 2021-14A, Class A, 5.97% (3 mo. USD LIBOR + 1.15%), 12/02/2034(a)(b)	1,500,000	1,480,965
Aimco CLO 14 Ltd. (Cayman Islands), Series 2021-14A, Class A, 5.80% (3 mo. USD LIBOR + 0.99%), 04/20/2034(a)(b)	1,500,000	1,472,305
Ballyrock CLO Ltd. (Cayman Islands) Series 2018-1A, Class A1, 5.81% (3 mo. USD LIBOR + 1.00%), 04/20/2031(a)(b)	1,250,000	1,239,860
Series 2019-2A, Class A1AR, 5.68% (3 mo. USD LIBOR + 1.00%), 11/20/2030(a)(b)	500,000	497,056
Benefit Street Partners CLO III Ltd. (Cayman Islands), Series 2013-IIIA, Class A2R2, 6.46% (3 mo. USD LIBOR + 1.65%), 07/20/2029(a)(b)	850,000	843,015
Benefit Street Partners CLO XI (Cayman Islands), Series 2017-11A, Class A2R, 6.29% (3 mo. USD LIBOR + 1.50%), 04/15/2029(a)(b)	1,000,000	980,300
Benefit Street Partners CLO XII Ltd. (Cayman Islands), Series 2017-12A, Class A1R, 5.74% (3 mo. USD LIBOR + 0.95%), 10/15/2030(a)(b)	494,228	489,170
Benefit Street Partners CLO XXII Ltd. (Cayman Islands), Series 2020-22A, Class AR, 5.99% (3 mo. Term SOFR + 1.35%), 04/20/2035(a)(b)	1,645,000	1,611,419
Buckhorn Park CLO Ltd. (Cayman Islands), Series 2019-1A, Class AR, 5.92% (3 mo. USD LIBOR + 1.12%), 07/18/2034(a)(b)	1,325,000	1,310,250
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1RR, 5.60% (3 mo. USD LIBOR + 0.95%), 08/14/2030(a)(b)	741,519	736,193
Cedar Funding IV CLO Ltd. (Cayman Islands), Series 2014-4A, Class ARR, 5.98% (3 mo. USD LIBOR + 1.16%), 07/23/2034(a)(b)	1,000,000	980,844
Cedar Funding XI CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1R, 5.79% (3 mo. USD LIBOR + 1.05%), 05/29/2032(a)(b)	1,500,000	1,485,802
CIFC Funding Ltd. (Cayman Islands), Series 2020-2A, Class AR, 5.98% (3 mo. USD LIBOR + 1.17%), 10/20/2034(a)(b)	455,000	450,707
Dewolf Park CLO Ltd. (Cayman Islands), Series 2017-1A, Class AR, 5.71% (3 mo. USD LIBOR + 0.92%), 10/15/2030(a)(b)	1,000,000	991,266
Galaxy Xxviii CLO Ltd. (Cayman Islands), Series 2018-28A, Class A2, 6.09% (3 mo. USD LIBOR + 1.30%), 07/15/2031(a)(b)	750,000	746,535
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class AR, 5.72% (3 mo. USD LIBOR + 0.91%), 11/20/2030(a)(b)	900,000	893,588

	Principal Amount	Value
Golub Capital Partners CLO 25M Ltd. (Cayman Islands), Series 2015-25A, Class AR, 5.91% (3 mo. USD LIBOR + 1.38%), 05/05/2030(a)(b)	$1,497,951	$1,487,012
Golub Capital Partners CLO 45(M) Ltd. (Cayman Islands), Series 2019-45A, Class A, 6.53% (3 mo. USD LIBOR + 1.72%), 10/20/2031(a)(b) .	1,250,000	1,241,014
Madison Park Funding XXXVII Ltd. (Cayman Islands), Series 2019-37A, Class AR, 5.86% (3 mo. USD LIBOR + 1.07%), 07/15/2033(a)(b)	1,340,000	1,327,578
Mariner CLO LLC (Cayman Islands), Series 2016-3A, Class BR2, 6.32% (3 mo. USD LIBOR + 1.50%), 07/23/2029(a)(b)	1,000,000	983,032
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1A4, 5.81% (3 mo. USD LIBOR + 1.13%), 05/21/2034(a)(b)	500,000	494,415
Rad CLO 5 Ltd. (Cayman Islands), Series 2019- 5A, Class BR, 6.52% (3 mo. USD LIBOR + 1.70%), 07/24/2032(a)(b)	2,000,000	1,964,656
RR 1 LLC (Cayman Islands), Series 2017-1A, Class A1AB, 5.94% (3 mo. USD LIBOR + 1.15%), 07/15/2035(a)(b)	1,310,000	1,295,781
RR 14 Ltd. (Cayman Islands), Series 2021-14A, Class A1, 5.91% (3 mo. USD LIBOR + 1.12%), 04/15/2036(a)(b)	500,000	492,395
Signal Peak CLO 1 Ltd. (Cayman Islands), Series 2014-1A, Class AR3, 5.95% (3 mo. USD LIBOR + 1.16%), 04/17/2034(a)(b)	1,500,000	1,483,872
Symphony CLO XV Ltd. (Cayman Islands), Series 2014-15A, Class AR3, 5.87% (3 mo. USD LIBOR + 1.08%), 01/17/2032(a)(b)	1,000,000	987,339
Symphony CLO XVI Ltd. (Cayman Islands), Series 2015-16A, Class AR, 5.94% (3 mo. USD LIBOR + 1.15%), 10/15/2031(a)(b)	500,000	494,733
Thompson Park CLO Ltd. (Cayman Islands), Series 2021-1A, Class A1, 5.79% (3 mo. USD LIBOR + 1.00%), 04/15/2034(a)(b)	1,365,000	1,342,603

Total Asset-Backed Securities (Cost $29,996,414)		30,296,420

	Shares
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(c)(d) (Cost $33,984)	33,984	33,984

TOTAL INVESTMENTS IN SECURITIES-99.65% (Cost $30,030,398)		30,330,404
OTHER ASSETS LESS LIABILITIES-0.35%		108,030

NET ASSETS-100.00%		$30,438,434

See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)

January 31, 2023

(Unaudited)

Investment Abbreviations:

BR	-Bearer Shares
CLO	-Collateralized Loan Obligation
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $30,296,420, which represented 99.53% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,598,512	$(2,564,528)	$-	$-	$33,984	$1,065

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco Active U.S. Real Estate ETF (PSR)

January 31, 2023

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Apartments-9.58%
Apartment Income REIT Corp.	38,546	$1,474,770
AvalonBay Communities, Inc.	8,313	1,475,059
Camden Property Trust	11,830	1,457,574
Equity Residential	23,019	1,465,159
Essex Property Trust, Inc.	6,385	1,443,457
Independence Realty Trust, Inc.(b)	78,570	1,479,473
Mid-America Apartment Communities, Inc.	8,726	1,454,799
UDR, Inc.	34,755	1,480,215
Veris Residential, Inc.(c)	83,059	1,436,921

		13,167,427

Data Centers-8.46%
Digital Realty Trust, Inc.	52,118	5,973,765
Equinix, Inc.	7,652	5,648,171

		11,621,936

Diversified-3.35%
Elme Communities(b)	75,754	1,454,477
JBG SMITH Properties	57,101	1,150,014
Vornado Realty Trust	34,470	840,723
W.P. Carey, Inc.(b)	13,496	1,154,313

		4,599,527

Free Standing-5.83%
Agree Realty Corp.	14,969	1,117,137
Essential Properties Realty Trust, Inc.	45,809	1,167,213
Four Corners Property Trust, Inc.	39,675	1,141,053
National Retail Properties, Inc.	23,549	1,115,045
NETSTREIT Corp.(b)	57,173	1,150,893
Realty Income Corp.	16,922	1,147,819
Spirit Realty Capital, Inc.	26,540	1,164,575

		8,003,735

Health Care-7.29%
CareTrust REIT, Inc.	70,589	1,462,604
Healthcare Realty Trust, Inc.	65,941	1,419,710
Healthpeak Properties, Inc.	50,339	1,383,316
National Health Investors, Inc.	24,690	1,452,513
Physicians Realty Trust	89,761	1,423,609
Ventas, Inc.	27,795	1,440,059
Welltower, Inc.	19,138	1,436,115

		10,017,926

Industrial-13.60%
Americold Realty Trust, Inc.	71,749	2,253,636
EastGroup Properties, Inc.	13,898	2,338,338
First Industrial Realty Trust, Inc.	43,806	2,337,050
Plymouth Industrial REIT, Inc.(b)	107,039	2,395,533
Prologis, Inc.	18,353	2,372,676
Rexford Industrial Realty, Inc.	37,963	2,409,512
STAG Industrial, Inc.	63,936	2,276,122
Terreno Realty Corp.(b)	35,663	2,297,767

		18,680,634

Infrastructure REITs-16.33%
American Tower Corp.	33,098	7,393,762
Crown Castle, Inc.	51,078	7,565,163
SBA Communications Corp., Class A	25,136	7,478,714

		22,437,639

Lodging Resorts-2.71%
Apple Hospitality REIT, Inc.	25,340	449,278
DiamondRock Hospitality Co.	48,250	464,648
Host Hotels & Resorts, Inc.	24,564	463,031

	Shares	Value
Lodging Resorts-(continued)
Pebblebrook Hotel Trust(b)	29,867	$489,819
RLJ Lodging Trust	37,076	466,045
Ryman Hospitality Properties, Inc.	4,883	453,582
Summit Hotel Properties, Inc.	55,491	472,783
Sunstone Hotel Investors, Inc.(b)	41,827	459,679

		3,718,865

Manufactured Homes-3.21%
Equity LifeStyle Properties, Inc.	20,700	1,485,846
Sun Communities, Inc.	9,370	1,469,778
UMH Properties, Inc.	81,128	1,453,814

		4,409,438

Office-3.04%
Alexandria Real Estate Equities, Inc.	5,165	830,222
Corporate Office Properties Trust	28,706	805,777
Cousins Properties, Inc.(b)	30,928	848,046
Kilroy Realty Corp.	19,819	813,372
Orion Office REIT, Inc.(b)	90,892	877,108

		4,174,525

Regional Malls-0.83%
Simon Property Group, Inc.	8,920	1,145,863

Self Storage-8.02%
CubeSmart	49,616	2,271,917
Extra Space Storage, Inc.	13,628	2,150,907
Life Storage, Inc.	20,379	2,201,747
National Storage Affiliates Trust	54,646	2,229,557
Public Storage	7,116	2,165,683

		11,019,811

Shopping Centers-7.53%
Acadia Realty Trust	74,370	1,154,966
Brixmor Property Group, Inc.	50,338	1,184,453
Federal Realty Investment Trust	10,261	1,144,410
Kimco Realty Corp.	52,460	1,178,252
Phillips Edison & Co., Inc.(b)	33,225	1,113,702
Regency Centers Corp.	16,975	1,131,044
Retail Opportunity Investments Corp.	72,400	1,146,092
SITE Centers Corp.(b)	84,722	1,156,455
Urban Edge Properties(b)	72,260	1,138,095

		10,347,469

Single Family Homes-2.13%
American Homes 4 Rent, Class A	42,988	1,474,059
Invitation Homes, Inc.	44,709	1,453,042

		2,927,101

Specialty-5.06%
Gaming and Leisure Properties, Inc.	31,731	1,699,512
Lamar Advertising Co., Class A	16,497	1,757,590
Outfront Media, Inc.	88,181	1,754,802
VICI Properties, Inc.	50,808	1,736,618

		6,948,522

Timber REITs-3.01%
PotlatchDeltic Corp.	28,904	1,414,851
Rayonier, Inc.	36,676	1,334,640
Weyerhaeuser Co.	40,294	1,387,322

		4,136,813

TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $141,285,873)		137,357,231

See accompanying notes which are an integral part of this schedule.

Invesco Active U.S. Real Estate ETF (PSR)–(continued)

January 31, 2023

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.20%
Invesco Private Government Fund, 4.36%(d)(e)(f)	3,540,809	$3,540,809
Invesco Private Prime Fund, 4.59%(d)(e)(f)	9,103,764	9,106,495

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,647,383)		12,647,304

TOTAL INVESTMENTS IN SECURITIES-109.18% (Cost $153,933,256)		150,004,535
OTHER ASSETS LESS LIABILITIES-(9.18)%		(12,617,769)

NET ASSETS-100.00%		$137,386,766

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,001,735	$(1,001,735)	$-	$-	$-	$613
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,689,902	8,652,727	(6,801,820)	-	-	3,540,809	23,108	*
Invesco Private Prime Fund	4,344,289	20,435,603	(15,675,676)	(155)	2,434	9,106,495	65,450	*

Total	$6,034,191	$30,090,065	$(23,479,231)	$(155)	$2,434	$12,647,304	$89,171

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments

Invesco Balanced Multi-Asset Allocation ETF (PSMB)

January 31, 2023

(Unaudited)

Schedule of Investments in Affiliated Issuers- 103.32%(a)

	% of Net Assets 01/31/23	Value 10/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/23	Value 01/31/23
Domestic Equity Funds-47.27%
Invesco Preferred ETF	-	$714,131	$-	$(709,086)	$163,225	$(168,270)	$-	-	$-
Invesco RAFI™ Strategic US ETF(b)	12.83%	4,272,279	1,427,368	(953,848)	237,205	47,781	19,516	130,365	5,030,785
Invesco RAFI™ Strategic US Small Company ETF	3.07%	1,122,628	275,032	(303,847)	43,850	67,243	5,044	32,742	1,204,906
Invesco Russell 1000® Dynamic Multifactor ETF	8.75%	3,122,082	739,702	(771,233)	319,324	22,209	15,230	72,468	3,432,084
Invesco S&P 500® Low Volatility ETF	4.50%	1,671,549	434,957	(396,491)	31,787	23,140	9,711	27,655	1,764,942
Invesco S&P 500® Pure Growth ETF	13.05%	4,887,778	1,293,503	(1,120,711)	53,376	1,082	13,152	32,528	5,115,028
Invesco S&P MidCap Low Volatility ETF	3.06%	1,121,324	264,460	(258,139)	57,869	12,430	4,804	21,457	1,197,944
Invesco S&P SmallCap Low Volatility ETF(b)	2.01%	755,166	205,317	(189,350)	(2,811)	20,463	2,580	16,843	788,785

Total Domestic Equity Funds		17,666,937	4,640,339	(4,702,705)	903,825	26,078	70,037		18,534,474

Fixed Income Funds-39.50%
Invesco 1-30 Laddered Treasury ETF	11.39%	4,306,541	1,062,669	(1,206,739)	369,565	(67,516)	26,121	149,016	4,464,520
Invesco Emerging Markets Sovereign Debt ETF(b)	1.95%	789,280	160,176	(303,524)	181,820	(62,892)	12,683	38,944	764,860
Invesco Fundamental High Yield® Corporate Bond ETF	5.43%	1,435,080	1,061,043	(452,034)	80,647	5,744	19,919	121,050	2,130,480
Invesco Investment Grade Defensive ETF	2.07%	674,361	284,148	(171,065)	23,053	1,558	5,614	33,556	812,055
Invesco Investment Grade Value ETF	1.19%	357,531	182,397	(105,300)	29,793	1,227	4,450	19,891	465,648
Invesco PureBetaSM 0-5 Yr US TIPS ETF	3.95%	1,416,679	456,464	(321,743)	(101)	15,708	-	63,116	1,550,281
Invesco Senior Loan ETF(b)	2.47%	888,991	251,213	(190,906)	17,345	1,567	20,693	45,865	968,210
Invesco Taxable Municipal Bond ETF(b)	4.63%	1,925,641	400,954	(659,860)	224,402	(74,788)	16,552	67,397	1,816,349
Invesco Variable Rate Investment Grade ETF	6.42%	1,758,639	1,239,519	(512,734)	29,922	2,286	32,498	101,191	2,517,632

Total Fixed Income Funds		13,552,743	5,098,583	(3,923,905)	956,446	(177,106)	138,530		15,490,035

Foreign Equity Funds-13.22%
Invesco RAFI™ Strategic Developed ex-US ETF	3.44%	1,613,947	274,055	(771,732)	307,688	(76,644)	4,174	46,133	1,347,314
Invesco RAFI™ Strategic Emerging Markets ETF	2.73%	914,573	306,046	(479,407)	360,914	(30,452)	4,039	42,838	1,071,674
Invesco S&P Emerging Markets Low Volatility ETF	2.72%	974,070	240,413	(271,140)	118,719	3,274	4,650	44,426	1,065,336
Invesco S&P International Developed Low Volatility ETF	4.33%	1,572,867	349,053	(420,520)	196,776	1,872	10,858	60,716	1,700,048

Total Foreign Equity Funds		5,075,457	1,169,567	(1,942,799)	984,097	(101,950)	23,721		5,184,372

See accompanying notes which are an integral part of this schedule.

Invesco Balanced Multi-Asset Allocation ETF (PSMB)–(continued)

January 31, 2023

(Unaudited)

Schedule of Investments in Affiliated Issuers- 103.32%(a)

	% of Net Assets 01/31/23	Value 10/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 01/31/23	Value 01/31/23
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%	-	$1,204	$198,163	$(199,367)	$-	$-		$106		-	$-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $40,365,808)	99.99%	36,296,341	11,106,652	(10,768,776)	2,844,368	(252,978)		232,394			39,208,881

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.33%
Invesco Private Government Fund, 4.36%(c)(d)	0.93%	250,046	3,787,205	(3,672,394)	-	-		4,573	*	364,857	364,857
Invesco Private Prime Fund, 4.59%(c)(d)	2.40%	643,159	9,795,508	(9,500,331)	(5)	469		12,618	*	938,518	938,800

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,303,657)	3.33%	893,205	13,582,713	(13,172,725)	(5)	469		17,191			1,303,657

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $41,669,465)	103.32%	$37,189,546	$24,689,365	$(23,941,501)	$2,844,363	$(252,509	)(e)	$249,585			$40,512,538

OTHER ASSETS LESS LIABILITIES	(3.32)%										(1,300,295)

NET ASSETS	100.00%										$39,212,243

Investment Abbreviations:

ETF-Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco PureBetaSM 0-5 Yr US TIPS ETF	$16,726

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments

Invesco Conservative Multi-Asset Allocation ETF (PSMC)

January 31, 2023

(Unaudited)

Schedule of Investments in Affiliated Issuers- 105.56%(a)

	% of				Change in
	Net				Unrealized	Realized
	Assets	Value	Purchases	Proceeds	Appreciation	Gain	Dividend	Shares	Value
	01/31/23	10/31/22	at Cost	from Sales	(Depreciation)	(Loss)	Income	01/31/23	01/31/23
Domestic Equity Funds-15.57%
Invesco Preferred ETF	-	$419,303	$-	$(416,341)	$131,706	$(134,668)	$-	-	$-
Invesco RAFI™ Strategic US ETF .	2.86%	344,513	112,350	(58,251)	24,311	1,297	1,688	10,993	424,220
Invesco RAFI™ Strategic US Small Company ETF	1.76%	213,438	70,263	(48,000)	25,549	(1,184)	1,117	7,067	260,066
Invesco Russell 1000® Dynamic Multifactor ETF	3.11%	369,713	120,920	(76,319)	46,612	550	2,101	9,744	461,476
Invesco S&P 500® Low Volatility ETF	3.03%	373,898	117,859	(60,002)	15,375	1,269	2,512	7,026	448,399
Invesco S&P 500® Pure Growth ETF	4.81%	599,162	205,273	(103,273)	15,097	(4,074)	1,878	4,529	712,185

Total Domestic Equity Funds		2,320,027	626,665	(762,186)	258,650	(136,810)	9,296		2,306,346

Fixed Income Funds-79.66%
Invesco 1-30 Laddered Treasury ETF	13.48%	1,625,547	508,998	(281,981)	157,009	(12,919)	11,908	66,644	1,996,654
Invesco Emerging Markets Sovereign Debt ETF	3.94%	421,311	195,128	(121,526)	107,447	(19,464)	9,865	29,679	582,896
Invesco Fundamental High Yield® Corporate Bond ETF	14.55%	1,564,878	738,191	(241,272)	88,716	4,009	20,513	122,416	2,154,522
Invesco Investment Grade Defensive ETF	4.68%	464,443	282,542	(76,111)	20,406	1,251	4,850	28,617	692,531
Invesco Investment Grade Value ETF	2.59%	251,942	155,908	(50,128)	26,832	(326)	3,738	16,413	384,228
Invesco PureBetaSM 0-5 Yr US TIPS ETF	6.78%	802,101	310,210	(107,250)	(524)	10,710	-	40,881	1,004,135
Invesco Senior Loan ETF(b)	5.58%	626,366	272,038	(87,573)	14,882	364	17,989	39,132	826,077
Invesco Taxable Municipal Bond ETF	14.61%	1,974,209	520,308	(516,423)	266,576	(80,585)	20,099	80,300	2,164,085
Invesco Variable Rate Investment Grade ETF	13.45%	1,416,142	760,891	(211,516)	25,231	1,369	26,140	80,069	1,992,117

Total Fixed Income Funds		9,146,939	3,744,214	(1,693,780)	706,575	(95,591)	115,102		11,797,245

Foreign Equity Funds-4.75%
Invesco RAFI™ Strategic Developed ex-US ETF	1.76%	212,963	65,373	(61,844)	45,503	(1,691)	827	8,913	260,304
Invesco RAFI™ Strategic Emerging Markets ETF	1.13%	126,029	50,743	(60,453)	60,693	(9,299)	648	6,704	167,713
Invesco S&P International Developed Low Volatility ETF	1.86%	224,439	67,162	(48,721)	33,940	(1,384)	1,805	9,837	275,436

Total Foreign Equity Funds		563,431	183,278	(171,018)	140,136	(12,374)	3,280		703,453

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%	-	-	123,820	(123,820)	-	-	34	-	-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $15,816,864)	99.98%	12,030,397	4,677,977	(2,750,804)	1,105,361	(244,775)	127,712		14,807,044

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Multi-Asset Allocation ETF (PSMC)–(continued)

January 31, 2023

(Unaudited)

Schedule of Investments in Affiliated Issuers- 105.56%(a)

	% of				Change in
	Net				Unrealized	Realized
	Assets	Value	Purchases	Proceeds	Appreciation	Gain		Dividend		Shares	Value
	01/31/23	10/31/22	at Cost	from Sales	(Depreciation)	(Loss)		Income		01/31/23	01/31/23
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.58%
Invesco Private Government Fund, 4.36%(c)(d)	1.56%	$297,696	$3,055,609	$(3,121,832)	$-	$-		$3,744	*	231,473	$231,473
Invesco Private Prime Fund, 4.59%(c)(d)	4.02%	765,328	7,117,011	(7,287,021)	(57)	193		10,096	*	595,275	595,454

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $826,976)	5.58%	1,063,024	10,172,620	(10,408,853)	(57)	193		13,840			826,927

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $16,643,840)	105.56%	$13,093,421	$14,850,597	$(13,159,657)	$1,105,304	$(244,582	)(e)	$141,552			$15,633,971

OTHER ASSETS LESS LIABILITIES	(5.56)%										(823,274)

NET ASSETS	100.00%										$14,810,697

Investment Abbreviations:

ETF-Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco PureBetaSM 0-5 Yr US TIPS ETF	$11,112

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments

Invesco Growth Multi-Asset Allocation ETF (PSMG)

January 31, 2023

(Unaudited)

Schedule of Investments in Affiliated Issuers- 102.19%(a)

	% of Net Assets 01/31/23	Value 10/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/23	Value 01/31/23
Domestic Equity Funds-62.33%
Invesco RAFI™ Strategic US ETF	16.10%	$3,940,718	$2,451,443	$(1,355,194)	$147,080	$90,126	$23,740	136,672	$5,274,173
Invesco RAFI™ Strategic US Small Company ETF	4.42%	1,168,776	609,781	(447,088)	6,849	109,578	7,039	39,345	1,447,896
Invesco Russell 1000® Dynamic Multifactor ETF	11.75%	3,017,007	1,592,138	(1,108,359)	287,395	60,671	19,821	81,268	3,848,852
Invesco S&P 500® Low Volatility ETF(b)	8.85%	2,350,442	1,299,555	(827,795)	24,569	52,061	15,676	45,422	2,898,832
Invesco S&P 500® Pure Growth ETF	14.94%	4,069,875	2,208,412	(1,354,217)	(28,750)	(2,329)	14,589	31,116	4,892,991
Invesco S&P MidCap Low Volatility ETF	3.66%	964,080	497,320	(323,737)	30,768	28,899	5,548	21,446	1,197,330
Invesco S&P SmallCap Low Volatility ETF	2.61%	703,585	388,671	(249,249)	(20,408)	32,218	3,232	18,253	854,817

Total Domestic Equity Funds		16,214,483	9,047,320	(5,665,639)	447,503	371,224	89,645		20,414,891

Fixed Income Funds-19.79%
Invesco 1-30 Laddered Treasury ETF	8.92%	2,345,842	1,327,908	(924,193)	194,374	(21,513)	17,020	97,544	2,922,418
Invesco Fundamental High Yield® Corporate Bond ETF	2.38%	518,752	454,374	(225,394)	26,443	3,217	7,135	44,170	777,392
Invesco Investment Grade Defensive ETF	2.07%	514,282	339,837	(194,114)	17,572	894	4,659	28,036	678,471
Invesco PureBetaSM 0-5 Yr US TIPS ETF	1.97%	512,333	316,188	(180,409)	(745)	5,876	-	26,268	645,205
Invesco Senior Loan ETF(b)	1.48%	387,174	221,236	(132,073)	7,488	1,241	10,550	22,978	485,066
Invesco Taxable Municipal Bond ETF	0.99%	388,515	140,366	(228,732)	59,258	(34,659)	2,892	12,050	324,748
Invesco Variable Rate Investment Grade ETF	1.98%	510,935	306,836	(180,170)	8,023	1,007	8,329	25,990	646,631

Total Fixed Income Funds		5,177,833	3,106,745	(2,065,085)	312,413	(43,937)	50,585		6,479,931

Foreign Equity Funds-17.88%
Invesco RAFI™ Strategic Developed ex-US ETF	4.94%	1,560,422	644,474	(836,385)	282,615	(34,337)	5,760	55,360	1,616,789
Invesco RAFI™ Strategic Emerging Markets ETF	3.40%	867,403	494,705	(574,822)	351,931	(24,314)	4,854	44,566	1,114,903
Invesco S&P Emerging Markets Low Volatility ETF	3.78%	1,000,061	510,438	(406,403)	117,185	17,334	6,258	51,652	1,238,615
Invesco S&P International Developed Low Volatility ETF	5.76%	1,529,574	751,688	(589,707)	190,334	4,387	13,928	67,367	1,886,276

Total Foreign Equity Funds		4,957,460	2,401,305	(2,407,317)	942,065	(36,930)	30,800		5,856,583

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%	-	-	167,076	(167,076)	-	-	168	-	-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $33,064,876)	100.00%	26,349,776	14,722,446	(10,305,117)	1,701,981	290,357	171,198		32,751,405

See accompanying notes which are an integral part of this schedule.

Invesco Growth Multi-Asset Allocation ETF (PSMG)–(continued)

January 31, 2023

(Unaudited)

Schedule of Investments in Affiliated Issuers- 102.19%(a)

	% of				Change in
	Net				Unrealized	Realized
	Assets	Value	Purchases	Proceeds	Appreciation	Gain		Dividend		Shares	Value
	01/31/23	10/31/22	at Cost	from Sales	(Depreciation)	(Loss)		Income		01/31/23	01/31/23
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.19%
Invesco Private Government Fund, 4.36%(c)(d)	0.61%	$149,010	$1,850,022	$(1,797,975)	$-	$-		$3,313	*	201,057	$201,057
Invesco Private Prime Fund, 4.59%(c)(d)	1.58%	348,025	4,776,833	(4,607,978)	(33)	247		9,032	*	516,939	517,094

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $718,151)	2.19%	497,035	6,626,855	(6,405,953)	(33)	247		12,345			718,151

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $33,783,027)	102.19%	$26,846,811	$21,349,301	$(16,711,070)	$1,701,948	$290,604	(e)	$183,543			$33,469,556

OTHER ASSETS LESS LIABILITIES	(2.19)%										(717,421)

NET ASSETS	100.00%										$32,752,135

Investment Abbreviations:

ETF-Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco PureBetaSM 0-5 Yr US TIPS ETF	$8,038

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco High Yield Bond Factor ETF (IHYF)

January 31, 2023

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.05%
Advertising-0.30%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	$126,000	$95,933

Aerospace & Defense-2.02%
Howmet Aerospace, Inc.
5.13%, 10/01/2024	51,000	50,805
6.88%, 05/01/2025(c)	115,000	118,590
Rolls-Royce PLC (United Kingdom), 5.75%, 10/15/2027(b)(c)	200,000	194,762
TransDigm, Inc., 6.25%, 03/15/2026(b)	274,000	274,213

		638,370

Airlines-2.03%
American Airlines Pass-Through Trust
Series 16-1, Class A, 4.10%, 01/15/2028	25,552	22,045
Series 2014-1, Class A, 3.70%, 04/01/2028	11,515	10,224
American Airlines, Inc., 11.75%, 07/15/2025(b)	127,000	141,498
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	140,000	137,404
Delta Air Lines, Inc., 7.38%, 01/15/2026(c)	138,000	143,817
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026(b)	102,000	97,537
United Airlines, Inc., 4.38%, 04/15/2026(b)	94,000	89,349

		641,874

Alternative Carriers-1.01%
Lumen Technologies, Inc.
4.00%, 02/15/2027(b)	91,000	76,867
4.50%, 01/15/2029(b)	51,000	34,362
Series U, 7.65%, 03/15/2042	75,000	49,951
Qwest Corp., 7.25%, 09/15/2025	77,000	77,206
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	100,000	79,654

		318,040

Aluminum-0.49%
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	185,000	156,677

Apparel Retail-0.57%
Foot Locker, Inc., 4.00%, 10/01/2029(b)	67,000	56,728
Gap, Inc. (The), 3.63%, 10/01/2029(b)	161,000	123,791

		180,519

Apparel, Accessories & Luxury Goods-0.85%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	88,000	83,711
Hanesbrands, Inc., 4.88%, 05/15/2026(b)	81,000	75,517
Under Armour, Inc., 3.25%, 06/15/2026	122,000	110,953

		270,181

Application Software-0.92%
Cloud Software Group Holdings, Inc., 6.50%, 03/31/2029(b)	50,000	43,946
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	191,000	159,090
Open Text Holdings, Inc., 4.13%, 02/15/2030(b)	103,000	86,868

		289,904

Auto Parts & Equipment-1.26%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	37,000	36,904

	Principal Amount	Value
Auto Parts & Equipment-(continued)
IHO Verwaltungs GmbH (Germany), 7.13% PIK Rate, 6.38% Cash Rate, 05/15/2029(b)(d)	$200,000	$175,252
ZF North America Capital, Inc. (Germany), 4.75%, 04/29/2025(b)	192,000	185,409

		397,565

Automobile Manufacturers-2.74%
Ford Motor Credit Co. LLC
5.13%, 06/16/2025	200,000	196,779
4.13%, 08/04/2025	200,000	191,247
3.38%, 11/13/2025	200,000	186,566
Jaguar Land Rover Automotive PLC (United Kingdom), 7.75%, 10/15/2025(b)	200,000	197,285
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	123,000	94,281

		866,158

Automotive Retail-0.36%
Penske Automotive Group, Inc., 3.50%, 09/01/2025(c)	120,000	113,781

Broadcasting-2.34%
AMC Networks, Inc.
5.00%, 04/01/2024	55,000	52,863
4.75%, 08/01/2025(c)	72,000	61,670
iHeartCommunications, Inc.
6.38%, 05/01/2026(c)	72,000	68,877
8.38%, 05/01/2027(c)	45,000	40,399
Liberty Interactive LLC, 8.25%, 02/01/2030	79,000	37,718
Paramount Global, 6.38%, 03/30/2062(c)(e)	118,000	103,101
Scripps Escrow II, Inc., 5.38%, 01/15/2031(b)	160,000	129,320
TEGNA, Inc., 4.75%, 03/15/2026(b)	50,000	48,539
Univision Communications, Inc., 5.13%, 02/15/2025(b)(c)	73,000	71,207
Urban One, Inc., 7.38%, 02/01/2028(b)	67,000	61,026
Videotron Ltd. (Canada), 5.13%, 04/15/2027(b)	69,000	66,323

		741,043

Building Products-2.13%
Builders FirstSource, Inc., 4.25%, 02/01/2032(b)	194,000	167,194
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(b)	89,000	66,780
Masonite International Corp.
5.38%, 02/01/2028(b)	100,000	93,713
3.50%, 02/15/2030(b)	90,000	74,390
Standard Industries, Inc.
5.00%, 02/15/2027(b)	41,000	38,907
4.75%, 01/15/2028(b)	80,000	75,069
4.38%, 07/15/2030(b)	108,000	92,445
3.38%, 01/15/2031(b)	81,000	64,434

		672,932

Cable & Satellite-5.45%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029, (Acquired 07/05/2022; Cost $162,841)(b)(f)	200,000	168,252
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/2026(b)	88,000	86,572
5.13%, 05/01/2027(b)	96,000	91,604

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Cable & Satellite-(continued)
CSC Holdings LLC
5.25%, 06/01/2024(c)	$69,000	$67,620
6.50%, 02/01/2029(b)	400,000	346,536
4.63%, 12/01/2030(b)	200,000	118,494
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)	240,000	217,747
DISH DBS Corp.
7.75%, 07/01/2026	184,000	149,679
5.25%, 12/01/2026(b)	79,000	68,236
7.38%, 07/01/2028	176,000	126,681
5.13%, 06/01/2029	119,000	75,863
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/2028(b)	40,000	20,893
Telenet Finance Luxembourg Notes S.a.r.l. (Belgium), 5.50%, 03/01/2028(b)	200,000	186,900

		1,725,077

Casinos & Gaming-3.48%
Affinity Gaming, 6.88%, 12/15/2027(b)	187,000	167,682
Caesars Entertainment, Inc.
8.13%, 07/01/2027(b)	101,000	102,625
4.63%, 10/15/2029(b)	45,000	38,538
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)(c)	118,000	118,158
Las Vegas Sands Corp., 2.90%, 06/25/2025(c)	200,000	187,352
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	172,100
MGM Resorts International, 6.75%, 05/01/2025	36,000	36,306
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/2031(b)	234,000	163,550
Sabre GLBL, Inc., 7.38%, 09/01/2025(b)	117,000	114,918

		1,101,229

Coal & Consumable Fuels-0.41%
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	140,000	130,837

Commodity Chemicals-0.72%
Koppers, Inc., 6.00%, 02/15/2025(b)	112,000	110,432
Methanex Corp. (Canada), 5.25%, 12/15/2029	127,000	116,934

		227,366

Communications Equipment-0.36%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)(c)	40,000	37,927
Hughes Satellite Systems Corp., 6.63%, 08/01/2026(c)	79,000	76,509

		114,436

Construction & Engineering-0.15%
AECOM, 5.13%, 03/15/2027	48,000	47,213

Construction Machinery & Heavy Trucks-0.43%
Manitowoc Co., Inc. (The), 9.00%, 04/01/2026(b)(c)	40,000	39,406
Trinity Industries, Inc., 4.55%, 10/01/2024	100,000	96,675

		136,081

	Principal Amount	Value
Construction Materials-0.45%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)(c)	$70,000	$65,905
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	78,000	75,146

		141,051

Consumer Finance-3.14%
Ally Financial, Inc., 5.75%, 11/20/2025(c)	92,000	91,492
ASG Finance Designated Activity Co. (Cyprus), 7.88%, 12/03/2024(b)	200,000	197,000
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	80,000	74,944
Navient Corp.
6.13%, 03/25/2024	127,000	126,838
5.00%, 03/15/2027(c)	116,000	106,017
5.63%, 08/01/2033	62,000	48,150
OneMain Finance Corp.
6.88%, 03/15/2025(c)	72,000	71,871
7.13%, 03/15/2026	140,000	139,286
PRA Group, Inc., 7.38%, 09/01/2025(b)	140,000	139,013

		994,611

Data Processing & Outsourced Services-0.12%
Block, Inc., 2.75%, 06/01/2026	43,000	39,134

Department Stores-1.09%
Macy’s Retail Holdings LLC
5.88%, 04/01/2029(b)	121,000	112,674
6.13%, 03/15/2032(b)	93,000	83,379
Nordstrom, Inc.
4.38%, 04/01/2030(c)	94,000	75,544
4.25%, 08/01/2031(c)	96,000	72,224

		343,821

Diversified Banks-1.14%
Commerzbank AG (Germany), 8.13%, 09/19/2023(b)	200,000	201,863
Intesa Sanpaolo S.p.A. (Italy), 4.20%, 06/01/2032(b)(e)	200,000	159,322

		361,185

Diversified Chemicals-0.18%
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)(c)	78,000	56,308

Diversified Metals & Mining-0.76%
Mineral Resources Ltd. (Australia)
8.13%, 05/01/2027(b)	86,000	86,759
8.50%, 05/01/2030(b)	148,000	153,100

		239,859

Diversified Real Estate Activities-0.14%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	51,000	45,910

Diversified REITs-0.58%
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/2026(b)	82,000	72,879
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	113,000	111,663

		184,542

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Diversified Support Services-0.80%
MPH Acquisition Holdings LLC
5.50%, 09/01/2028(b)	$81,000	$67,351
5.75%, 11/01/2028(b)(c)	87,000	63,311
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	127,000	123,636

		254,298

Drug Retail-0.28%
Rite Aid Corp., 8.00%, 11/15/2026(b)	160,000	89,426

Education Services-0.36%
Grand Canyon University, 4.13%, 10/01/2024	118,000	112,461

Electric Utilities-1.66%
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	200,000	195,264
Midland Cogeneration Venture L.P., 6.00%, 03/15/2025(b)	70,650	72,240
NRG Energy, Inc.
5.25%, 06/15/2029(b)	83,000	75,010
3.63%, 02/15/2031(b)	87,000	69,039
3.88%, 02/15/2032(b)	144,000	112,301

		523,854

Electrical Components & Equipment-0.71%
Sensata Technologies B.V., 5.00%, 10/01/2025(b)	109,000	107,935
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	114,000	115,968

		223,903

Electronic Components-0.42%
Likewize Corp., 9.75%, 10/15/2025(b)	141,000	132,744

Environmental & Facilities Services-0.46%
GFL Environmental, Inc. (Canada), 4.25%, 06/01/2025(b)	123,000	118,749
Stericycle, Inc., 5.38%, 07/15/2024(b)	28,000	27,760

		146,509

Financial Exchanges & Data-0.39%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	189,000	122,198

Food Distributors-0.71%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	224,000	173,038
US Foods, Inc., 6.25%, 04/15/2025(b)	50,000	50,153

		223,191

Food Retail-0.19%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	64,000	60,769

Footwear-0.47%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)(c)	147,000	148,645

Gas Utilities-0.94%
AmeriGas Partners L.P./AmeriGas Finance Corp.
5.63%, 05/20/2024	122,000	120,323
5.88%, 08/20/2026	60,000	58,118
Crescent Energy Finance LLC, 7.25%, 05/01/2026(b)	60,000	57,682
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	75,000	62,532

		298,655

	Principal Amount	Value
Health Care Equipment-0.30%
Varex Imaging Corp., 7.88%, 10/15/2027(b)	$96,000	$95,612

Health Care Facilities-0.99%
Legacy LifePoint Health LLC, 6.75%, 04/15/2025(b)	95,000	92,758
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	26,000	22,839
Tenet Healthcare Corp., 4.88%, 01/01/2026	204,000	198,925

		314,522

Health Care REITs-0.55%
Diversified Healthcare Trust, 9.75%, 06/15/2025	73,000	71,327
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 08/01/2029	131,000	102,016

		173,343

Health Care Services-2.19%
Community Health Systems, Inc.
8.00%, 03/15/2026(b)	126,000	121,801
6.00%, 01/15/2029(b)	160,000	140,650
6.88%, 04/15/2029(b)	102,000	64,673
6.13%, 04/01/2030(b)	84,000	50,612
5.25%, 05/15/2030(b)	83,000	67,080
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	10,000	7,047
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	75,000	66,165
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	192,000	173,962

		691,990

Health Care Technology-0.35%
AthenaHealth Group, Inc., 6.50%, 02/15/2030(b)	135,000	112,020

Home Furnishings-0.49%
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)	187,000	154,306

Home Improvement Retail-0.72%
JELD-WEN, Inc.
4.63%, 12/15/2025(b)	81,000	71,797
4.88%, 12/15/2027(b)(c)	60,000	49,104
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	117,000	105,421

		226,322

Homebuilding-1.55%
LGI Homes, Inc., 4.00%, 07/15/2029(b)	202,000	163,908
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	80,000	69,639
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028	78,000	69,601
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	80,000	77,690
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	118,000	111,144

		491,982

Homefurnishing Retail-0.02%
Bed Bath & Beyond, Inc., 3.75%, 08/01/2024	97,000	5,627

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Hotel & Resort REITs-0.57%
Service Properties Trust
4.50%, 03/15/2025	$19,000	$17,219
4.75%, 10/01/2026	150,000	124,060
4.95%, 02/15/2027	49,000	40,153

		181,432

Hotels, Resorts & Cruise Lines-2.74%
Carnival Corp.
5.75%, 03/01/2027(b)	282,000	234,458
6.00%, 05/01/2029(b)	200,000	158,251
Royal Caribbean Cruises Ltd.
11.63%, 08/15/2027(b)	99,000	105,187
5.50%, 04/01/2028(b)	138,000	118,862
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)	66,000	66,799
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	188,000	184,685

		868,242

Housewares & Specialties-0.55%
Newell Brands, Inc., 4.45%, 04/01/2026	183,000	174,064

Independent Power Producers & Energy Traders-0.61%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	270,000	193,151

Industrial Machinery-0.35%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)	57,000	52,012
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	65,000	58,090

		110,102

Integrated Oil & Gas-0.84%
Occidental Petroleum Corp.
5.88%, 09/01/2025(c)	134,000	135,794
5.55%, 03/15/2026.	129,000	130,449

		266,243

Integrated Telecommunication Services-2.20%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	200,000	191,496
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	53,000	43,308
Frontier North, Inc., Series G, 6.73%, 02/15/2028	154,000	142,341
Ligado Networks LLC, 15.50% PIK Rate, 0.00% Cash Rate, 11/01/2023(b)(d)	36,508	12,687
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	200,000	194,271
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)(c)	140,000	113,534

		697,637

Interactive Media & Services-0.34%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)(c)	37,000	30,934
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/2026(b)	101,000	1,515
Millennium Escrow Corp., 6.63%, 08/01/2026(b)	72,000	50,189
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	24,000	24,125

		106,763

	Principal Amount	Value
Internet & Direct Marketing Retail-0.55%
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(b)	$79,000	$39,626
QVC, Inc.
4.75%, 02/15/2027	125,000	94,913
5.45%, 08/15/2034	68,000	40,038

		174,577

Internet Services & Infrastructure-0.13%
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	43,000	39,864

Investment Banking & Brokerage-0.56%
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	47,000	46,890
NFP Corp., 6.88%, 08/15/2028(b)	119,000	103,043
StoneX Group, Inc., 8.63%, 06/15/2025(b)	26,000	26,165

		176,098

IT Consulting & Other Services-0.12%
Unisys Corp., 6.88%, 11/01/2027(b)	49,000	37,187

Leisure Facilities-0.80%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)(c)	125,000	135,184
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	48,000	47,703
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	70,000	70,416

		253,303

Leisure Products-0.11%
Vista Outdoor, Inc., 4.50%, 03/15/2029(b)	42,000	34,073

Marine-0.92%
NCL Corp. Ltd., 5.88%, 03/15/2026(b)(c)	161,000	139,465
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	81,000	61,659
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp., 8.50%, 07/15/2023	107,000	89,624

		290,748

Metal & Glass Containers-1.17%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)	200,000	195,789
Ball Corp., 4.88%, 03/15/2026	73,000	71,996
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)	49,000	43,406
Mauser Packaging Solutions Holding Co.
8.50%, 04/15/2024(b)	30,000	30,714
7.25%, 04/15/2025(b)	28,000	27,371

		369,276

Mortgage REITs-0.45%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	82,000	79,016
Starwood Property Trust, Inc., 5.50%, 11/01/2023(b)	63,000	62,669

		141,685

Movies & Entertainment-1.89%
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	200,000	193,248
Cinemark USA, Inc., 8.75%, 05/01/2025(b)	145,000	147,837

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Movies & Entertainment-(continued)
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	$60,000	$39,085
Netflix, Inc.
5.88%, 02/15/2025	72,000	73,130
5.38%, 11/15/2029(b)(c)	68,000	69,058
4.88%, 06/15/2030(b)(c)	75,000	74,154

		596,512

Multi-Utilities-0.30%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(e)	114,000	96,470

Office REITs-0.36%
Office Properties Income Trust, 4.50%, 02/01/2025(c)	124,000	115,418

Office Services & Supplies-0.86%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	171,000	148,119
Pitney Bowes, Inc.
6.88%, 03/15/2027(b)	78,000	65,515
7.25%, 03/15/2029(b)	75,000	59,165

		272,799

Oil & Gas Drilling-1.08%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	84,000	82,749
Rockies Express Pipeline LLC
3.60%, 05/15/2025(b)	118,000	111,771
7.50%, 07/15/2038(b)	62,000	57,439
6.88%, 04/15/2040(b)	104,000	88,280

		340,239

Oil & Gas Equipment & Services-0.56%
Oceaneering International, Inc., 4.65%, 11/15/2024	92,000	89,345
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 04/01/2026	90,000	88,451

		177,796

Oil & Gas Exploration & Production-3.70%
Comstock Resources, Inc., 5.88%, 01/15/2030(b)	141,000	121,078
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	119,000	116,170
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.25%, 11/01/2028(b)	185,000	177,917
6.00%, 04/15/2030(b)	75,000	69,812
6.00%, 02/01/2031(b)	58,000	53,850
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026(b)	57,000	52,735
10.50%, 05/15/2027(b)	46,000	44,481
Murphy Oil Corp., 6.13%, 12/01/2042	90,000	74,025
PDC Energy, Inc., 6.13%, 09/15/2024	77,000	76,645
Southwestern Energy Co., 5.70%, 01/23/2025	88,000	87,353
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	39,000	33,301
Vital Energy, Inc., 10.13%, 01/15/2028(c)	100,000	99,628
WPX Energy, Inc., 5.25%, 09/15/2024	161,000	162,420

		1,169,415

Oil & Gas Refining & Marketing-1.59%
CVR Energy, Inc., 5.25%, 02/15/2025(b)(c)	105,000	101,438

	Principal Amount	Value
Oil & Gas Refining & Marketing-(continued)
EnLink Midstream Partners L.P.
4.15%, 06/01/2025	$28,000	$27,009
4.85%, 07/15/2026	118,000	114,551
NuStar Logistics L.P.
6.00%, 06/01/2026	70,000	68,630
5.63%, 04/28/2027	65,000	62,471
Parkland Corp. (Canada), 4.63%, 05/01/2030(b)	109,000	93,836
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028(c)	36,000	33,992

		501,927

Oil & Gas Storage & Transportation-4.50%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)	54,000	54,916
Buckeye Partners L.P., 4.13%, 03/01/2025(b)	110,000	104,617
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 02/01/2029(b)	51,000	48,446
EQM Midstream Partners L.P.
4.00%, 08/01/2024	118,000	114,294
7.50%, 06/01/2027(b)	63,000	63,076
5.50%, 07/15/2028	62,000	57,268
7.50%, 06/01/2030(b)	37,000	37,001
Genesis Energy L.P./Genesis Energy Finance Corp.
8.00%, 01/15/2027	112,000	110,729
7.75%, 02/01/2028	58,000	56,155
ITT Holdings LLC, 6.50%, 08/01/2029(b)	92,000	80,061
New Fortress Energy, Inc., 6.75%, 09/15/2025(b)	132,000	126,481
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	144,000	136,955
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	73,000	70,201
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/2026(b)	104,000	101,400
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
6.00%, 03/01/2027(b)	51,000	48,434
5.50%, 01/15/2028(b)	55,000	50,705
6.00%, 12/31/2030(b)	138,000	125,858
Western Midstream Operating L.P., 3.35%, 02/01/2025	40,000	38,246

		1,424,843

Other Diversified Financial Services-3.54%
AG Issuer LLC, 6.25%, 03/01/2028(b)	92,000	87,032
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)	200,000	170,500
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(b)	209,000	169,041
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/2029(b)	200,000	163,386
4.63%, 04/06/2031(b)	200,000	154,772
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)(c)	163,000	145,396

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Other Diversified Financial Services-(continued)
United Wholesale Mortgage LLC
5.50%, 11/15/2025(b)	$121,000	$113,356
5.75%, 06/15/2027(b)	47,000	42,260
5.50%, 04/15/2029(b)	85,000	73,215

		1,118,958

Packaged Foods & Meats-0.76%
FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg), 5.63%, 08/15/2026(b)	232,000	218,140
TreeHouse Foods, Inc., 4.00%, 09/01/2028	28,000	23,387

		241,527

Paper Packaging-0.38%
Berry Global, Inc., 4.50%, 02/15/2026(b)	82,000	79,663
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	43,000	42,064

		121,727

Paper Products-0.56%
Domtar Corp., 6.75%, 10/01/2028(b)	116,000	106,776
Glatfelter Corp., 4.75%, 11/15/2029(b)	101,000	70,831

		177,607

Personal Products-0.42%
Coty, Inc., 5.00%, 04/15/2026(b)	44,000	42,176
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	95,000	89,242

		131,418

Pharmaceuticals-1.47%
1375209 BC Ltd. (Canada), 9.00%, 01/30/2028(b)	79,000	78,803
Bausch Health Cos., Inc.
5.50%, 11/01/2025(b)	137,000	116,686
6.13%, 02/01/2027(b)	35,000	23,928
4.88%, 06/01/2028(b)	127,000	81,806
Elanco Animal Health, Inc., 6.40%, 08/28/2028	61,000	59,853
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 06/30/2028(b)(g)(h)	36,000	2,252
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	99,000	72,530
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	34,000	27,729

		463,587

Publishing-0.13%
Gannett Holdings LLC, 6.00%, 11/01/2026(b)	52,000	40,288

Real Estate Services-0.19%
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/2030(b)	80,000	60,093

Reinsurance-0.99%
Enstar Finance LLC
5.75%, 09/01/2040(e)	65,000	58,328
5.50%, 01/15/2042(e)	136,000	112,350
Global Atlantic Fin Co., 4.70%, 10/15/2051(b)(e)	165,000	142,276

		312,954

Renewable Electricity-0.33%
Sunnova Energy Corp., 5.88%, 09/01/2026(b)(c)	115,000	103,663

	Principal Amount	Value
Restaurants-0.57%
Aramark Services, Inc., 6.38%, 05/01/2025(b)	$131,000	$131,193
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	52,000	48,160

		179,353

Retail REITs-0.71%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 05/15/2026(b)	68,000	64,783
4.50%, 04/01/2027(b)	83,000	72,987
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	116,000	88,279

		226,049

Security & Alarm Services-0.80%
CoreCivic, Inc., 4.75%, 10/15/2027	153,000	134,668
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(b)	120,000	117,754

		252,422

Specialized REITs-0.52%
Iron Mountain, Inc.
4.50%, 02/15/2031(b)	72,000	61,792
5.63%, 07/15/2032(b)	39,000	35,140
SBA Communications Corp., 3.88%, 02/15/2027	74,000	68,451

		165,383

Specialty Chemicals-1.06%
Avient Corp., 5.75%, 05/15/2025(b)	149,000	147,632
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	121,000	113,287
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	90,000	75,240

		336,159

Specialty Stores-1.39%
Bath & Body Works, Inc., 9.38%, 07/01/2025(b)	66,000	70,713
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	111,000	101,428
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	117,000	115,399
Staples, Inc., 7.50%, 04/15/2026(b)	170,000	151,289

		438,829

Steel-0.93%
Cleveland-Cliffs, Inc., 6.75%, 03/15/2026(b)	106,000	107,858
Infrabuild Australia Pty. Ltd. (Australia), 12.00%, 10/01/2024(b)	102,000	97,179
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	100,000	88,110

		293,147

Systems Software-0.70%
Gen Digital, Inc., 5.00%, 04/15/2025(b)	53,000	52,002
McAfee Corp., 7.38%, 02/15/2030(b)	69,000	57,411
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	171,000	113,032

		222,445

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Technology Hardware, Storage & Peripherals-1.27%
Seagate HDD Cayman
4.09%, 06/01/2029	$100,000	$88,750
4.13%, 01/15/2031	32,000	26,917
9.63%, 12/01/2032(b)	151,135	171,337
Xerox Corp., 6.75%, 12/15/2039	78,000	60,959
Xerox Holdings Corp., 5.00%, 08/15/2025(b)(c)	57,000	53,093

		401,056

Thrifts & Mortgage Finance-0.50%
Enact Holdings, Inc., 6.50%, 08/15/2025(b)	78,000	76,920
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	81,000	82,006

		158,926

Tires & Rubber-0.29%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	101,000	91,531

Tobacco-0.29%
Vector Group Ltd., 5.75%, 02/01/2029(b)	106,000	92,592

Trading Companies & Distributors-0.23%
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/2025(b)	74,000	71,724

Wireless Telecommunication Services-1.00%
Sprint LLC
7.13%, 06/15/2024	108,000	110,431
7.63%, 02/15/2025	199,000	206,821

		317,252

Total U.S. Dollar Denominated Bonds & Notes (Cost $32,621,062)		30,702,568

U.S. Treasury Securities-0.36%
U.S. Treasury Bills-0.36%
4.48%, 05/11/2023(i)(j) (Cost $113,600)	115,000	113,562

	Shares	Value
Money Market Funds-0.57%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(k)(l) (Cost $180,161)	180,161	$180,161

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.98% (Cost $32,914,823)		30,996,291

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-10.90%
Invesco Private Government Fund, 4.36%(k)(l)(m)	965,601	965,601
Invesco Private Prime Fund, 4.59%(k)(l)(m)	2,482,585	2,483,330

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,448,785)		3,448,931

TOTAL INVESTMENTS IN SECURITIES-108.88% (Cost $36,363,608)		34,445,222
OTHER ASSETS LESS LIABILITIES-(8.88)%		(2,808,785)

NET ASSETS-100.00%		$31,636,437

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

January 31, 2023

(Unaudited)

Investment Abbreviations:

PIK    -Pay-in-Kind

REIT  -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $22,465,102, which represented 71.01% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Restricted security. The value of this security at January 31, 2023 represented less than 1% of the Fund’s Net Assets.
(g)	The borrower has filed for protection in federal bankruptcy court.
(h)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31, 2023 was $2,252, which represented less than 1% of the Fund’s Net Assets.

(i)	$113,562 was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$302,214	$2,595,080	$(2,717,133)	$-	$-	$180,161	$2,603
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	745,329	1,352,500	(1,132,228)	-	-	965,601	7,907	*
Invesco Private Prime Fund	1,916,067	3,281,936	(2,715,268)	193	402	2,483,330	21,687	*

Total	$2,963,610	$7,229,516	$(6,564,629)	$193	$402	$3,629,092	$32,197

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(l)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk
U.S. Treasury 10 Year Notes	17	March-2023	$1,946,766	$25,512	$25,512
U.S. Treasury 10 Year Ultra Bonds	4	March-2023	484,813	6,922	6,922
U.S. Treasury Ultra Bonds	1	March-2023	141,750	7,295	7,295
U.S. Treasury Long Bonds	2	March-2023	259,750	8,399	8,399
U.S. Treasury 5 Year Notes	9	March-2023	983,180	5,281	5,281

Subtotal-Long Futures Contracts				53,409	53,409

Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	13	March-2023	(2,673,430)	(5,493)	(5,493)

Total Futures Contracts				$47,916	$47,916

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

January 31, 2023

(Unaudited)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation

Credit Risk
Markit CDX North America High Yield Index, Series 38, Version 2	Sell	5.00%	Quarterly	06/20/2027	3.9300%	USD 267,300	$838	$10,629	$9,791
Markit CDX North America High Yield Index, Series 39, Version 1	Sell	5.00	Quarterly	12/20/2027	4.3207	USD 636,000	2,226	17,511	15,285

Subtotal Appreciation							3,064	28,140	25,076

Total Credit Default Swap Agreements							$3,064	$28,140	$25,076

(a)	Centrally cleared swap agreements collateralized by $71,565 cash held with the broker.
(b)

Implied credit spreads represent the current level, as of January 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco High Yield Select ETF (HIYS)

January 31, 2023

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.57%
Advertising-1.24%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$85,000	$77,201
Lamar Media Corp., 3.63%, 01/15/2031	57,000	48,476

		125,677

Aerospace & Defense-0.79%
TransDigm, Inc., 6.25%, 03/15/2026(b)	80,000	80,062

Airlines-1.97%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	152,000	149,182
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	51,000	50,405

		199,587

Alternative Carriers-0.51%
Lumen Technologies, Inc., 4.00%, 02/15/2027(b)	61,000	51,526

Aluminum-0.49%
Novelis Corp., 3.25%, 11/15/2026(b)	55,000	49,867

Apparel Retail-0.51%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	67,000	51,516

Apparel, Accessories & Luxury Goods-0.49%
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	57,000	49,373

Application Software-1.08%
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	113,000	108,811

Auto Parts & Equipment-2.00%
Clarios Global L.P., 6.75%, 05/15/2025(b)	100,000	100,722
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	113,000	101,636

		202,358

Automobile Manufacturers-4.92%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	172,000	145,718
Ford Motor Credit Co. LLC, 4.95%, 05/28/2027	250,000	238,892
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	114,000	112,734

		497,344

Automotive Retail-4.21%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	100,000	90,510
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	100,000	88,077
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	91,000	75,237
Lithia Motors, Inc.
4.63%, 12/15/2027(b)	31,000	28,866
3.88%, 06/01/2029(b)	85,000	72,343
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	85,000	70,754

		425,787

Broadcasting-1.03%
Gray Television, Inc., 5.88%, 07/15/2026(b)	114,000	104,591

	Principal Amount	Value
Cable & Satellite-9.19%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/2026(b)	$114,000	$112,150
5.13%, 05/01/2027(b)	168,000	160,307
CSC Holdings LLC, 6.50%, 02/01/2029(b)	200,000	173,268
DISH DBS Corp., 5.13%, 06/01/2029	84,000	53,550
Sirius XM Radio, Inc., 3.13%, 09/01/2026(b)	81,000	73,025
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	200,000	185,799
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	200,000	171,498

		929,597

Casinos & Gaming-2.28%
CCM Merger, Inc., 6.38%, 05/01/2026(b)	75,000	72,645
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	57,000	51,652
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	58,000	55,175
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.75%, 04/15/2025(b)	19,000	19,103
5.13%, 10/01/2029(b)	36,000	32,175

		230,750

Commodity Chemicals-1.03%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	112,000	103,753

Construction & Engineering-1.72%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	33,000	27,853
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	150,000	146,427

		174,280

Consumer Finance-1.81%
FirstCash, Inc.
4.63%, 09/01/2028(b)	33,000	29,692
5.63%, 01/01/2030(b)	75,000	68,721
OneMain Finance Corp., 6.13%, 03/15/2024	85,000	84,379

		182,792

Department Stores-1.28%
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)	144,000	129,103

Diversified Metals & Mining-1.00%
Hudbay Minerals, Inc. (Canada)
4.50%, 04/01/2026(b)	22,000	20,298
6.13%, 04/01/2029(b)	87,000	80,447

		100,745

Diversified Support Services-1.25%
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	128,000	126,554

Electric Utilities-1.21%
NRG Energy, Inc., 4.45%, 06/15/2029(b)	25,000	22,904
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	113,000	99,533

		122,437

Electrical Components & Equipment-0.92%
EnerSys, 4.38%, 12/15/2027(b)	100,000	92,480

Electronic Components-0.84%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	100,000	85,019

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Food Distributors-1.58%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(b)	$115,000	$104,899
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	57,000	55,079

		159,978

Gold-0.36%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	39,000	36,248

Health Care Facilities-2.65%
Encompass Health Corp., 4.50%, 02/01/2028	56,000	52,352
HCA, Inc., 3.50%, 09/01/2030	56,000	50,227
Tenet Healthcare Corp., 4.88%, 01/01/2026	170,000	165,771

		268,350

Health Care REITs-1.73%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	56,000	50,207
Diversified Healthcare Trust, 4.38%, 03/01/2031	114,000	77,373
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	68,000	47,695

		175,275

Health Care Services-2.35%
Community Health Systems, Inc., 4.75%, 02/15/2031(b)	100,000	76,647
DaVita, Inc., 3.75%, 02/15/2031(b)	64,000	49,843
Select Medical Corp., 6.25%, 08/15/2026(b)	114,000	111,485

		237,975

Health Care Supplies-0.74%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	87,000	74,493

Hotel & Resort REITs-1.51%
Service Properties Trust, 5.50%, 12/15/2027	172,000	152,602

Hotels, Resorts & Cruise Lines-1.79%
Carnival Corp., 4.00%, 08/01/2028(b)	58,000	50,202
IRB Holding Corp., 7.00%, 06/15/2025(b)	56,000	56,265
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(b)	86,000	74,726

		181,193

Household Products-0.50%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	59,000	50,178

Independent Power Producers & Energy Traders-1.89%
Calpine Corp., 3.75%, 03/01/2031(b)	60,000	50,101
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	56,000	52,893
TransAlta Corp. (Canada), 7.75%, 11/15/2029	86,000	88,541

		191,535

Industrial Machinery-1.76%
EnPro Industries, Inc., 5.75%, 10/15/2026	114,000	111,824
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	73,000	65,869

		177,693

	Principal Amount	Value
Integrated Oil & Gas-0.73%
Occidental Petroleum Corp., 5.55%, 03/15/2026	$73,000	$73,820

Integrated Telecommunication Services-2.47%
Altice France S.A. (France), 8.13%, 02/01/2027(b)	200,000	187,744
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	84,000	61,512

		249,256

Interactive Media & Services-1.05%
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	115,000	105,902

Internet Services & Infrastructure-0.56%
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)	57,000	56,492

IT Consulting & Other Services-0.50%
Gartner, Inc., 3.75%, 10/01/2030(b)	57,000	50,593

Leisure Facilities-1.72%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	141,000	152,488
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	24,000	21,140

		173,628

Managed Health Care-0.50%
Centene Corp., 4.25%, 12/15/2027	53,000	50,904

Marine-0.49%
NCL Corp. Ltd., 5.88%, 02/15/2027(b)	53,000	49,350

Movies & Entertainment-0.46%
WMG Acquisition Corp., 3.00%, 02/15/2031(b)	56,000	46,514

Oil & Gas Drilling-4.98%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	114,000	104,723
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	56,000	56,147
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	57,000	54,970
Rockies Express Pipeline LLC, 6.88%, 04/15/2040(b)	171,000	145,153
Transocean, Inc., 8.75%, 02/15/2030(b)	25,000	25,809
Valaris Ltd., 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(c)	115,000	116,518

		503,320

Oil & Gas Equipment & Services-3.37%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	114,000	116,264
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	114,000	110,737
Weatherford International Ltd., 8.63%, 04/30/2030(b)	113,000	114,206

		341,207

Oil & Gas Exploration & Production-6.20%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	172,000	171,370
Callon Petroleum Co., 8.00%, 08/01/2028(b)	114,000	114,141
Comstock Resources, Inc., 5.88%, 01/15/2030(b)	56,000	48,088

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Oil & Gas Exploration & Production-(continued)
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	$172,000	$165,415
SM Energy Co., 6.63%, 01/15/2027	51,000	49,621
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	30,000	25,616
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	51,000	52,993

		627,244

Oil & Gas Refining & Marketing-0.50%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	59,000	50,690

Oil & Gas Storage & Transportation-2.94%
Crestwood Midstream Partners L.P./ Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	86,000	87,391
Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 02/01/2028	114,000	110,374
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(b)	100,000	98,987

		296,752

Other Diversified Financial Services-1.50%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	56,000	50,070
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	114,000	101,688

		151,758

Pharmaceuticals-0.79%
Bausch Health Cos., Inc., 4.88%, 06/01/2028(b)	124,000	79,873

Research & Consulting Services-0.50%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	57,000	50,547

Restaurants-1.98%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(b)	86,000	75,361
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	86,000	74,086
Yum! Brands, Inc., 5.38%, 04/01/2032	53,000	50,352

		199,799

Retail REITs-0.81%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	86,000	82,243

Semiconductor Equipment-0.53%
Entegris Escrow Corp., 4.75%, 04/15/2029(b)	57,000	53,506

	Principal Amount	Value

Specialized Consumer Services-0.70%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	$ 86,000	$70,874

Specialized REITs-0.50%
SBA Communications Corp., 3.88%, 02/15/2027	55,000	50,876

Specialty Chemicals-0.27%
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	29,000	27,152

Steel-0.99%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	114,000	100,445

Systems Software-1.19%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	75,000	71,433
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	57,000	48,977

		120,410

Trading Companies & Distributors-1.25%
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/01/2025(b)	28,000	27,139
5.50%, 05/01/2028(b)	113,000	99,598

		126,737

Wireless Telecommunication Services-0.46%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)	57,000	46,221

Total U.S. Dollar Denominated Bonds & Notes (Cost $9,686,370)		9,765,642

Non-U.S. Dollar Denominated Bonds & Notes-1.51%(e)
Integrated Telecommunication Services-1.51%
Iliad Holding S.A.S. (France), 5.63%, 10/15/2028(b) (Cost $149,158)	EUR150,000	152,319

	Shares
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(f)(g) (Cost $6,170)	6,170	6,170

TOTAL INVESTMENTS IN SECURITIES-98.14% (Cost $9,841,698)		9,924,131
OTHER ASSETS LESS LIABILITIES-1.86%		187,797

NET ASSETS-100.00%		$10,111,928

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)–(continued)

January 31, 2023

(Unaudited)

Investment Abbreviations:

EUR -Euro

PIK   -Pay-in-Kind

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $8,063,887, which represented 79.75% of the Fund’s Net Assets.

(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$515,951	$(509,781)	$-	$-	$6,170	$407

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)

January 31, 2023

(Unaudited)

Schedule of Investments in Affiliated Issuers- 104.08%(a)

	% of				Change in
	Net				Unrealized	Realized
	Assets	Value	Purchases	Proceeds	Appreciation	Gain	Dividend	Shares	Value
	01/31/23	10/31/22	at Cost	from Sales	(Depreciation)	(Loss)	Income	01/31/23	01/31/23
Domestic Equity Funds-31.84%
Invesco Preferred ETF	-	$645,285	$-	$(640,727)	$178,994	$(183,552)	$-	-	$-
Invesco RAFI™ Strategic US ETF	9.36%	1,806,329	819,428	(332,783)	112,899	8,240	9,921	62,558	2,414,113
Invesco RAFI™ Strategic US Small Company ETF	2.04%	446,096	135,579	(98,890)	44,703	(401)	2,338	14,323	527,087
Invesco Russell 1000® Dynamic Multifactor ETF	5.65%	1,204,682	360,622	(246,038)	129,514	6,782	6,850	30,734	1,455,562
Invesco S&P 500® Low Volatility ETF	3.02%	661,482	208,173	(113,307)	18,356	4,474	4,273	12,209	779,178
Invesco S&P 500® Pure Growth ETF	8.76%	1,970,702	619,518	(338,151)	16,165	(10,124)	6,157	14,360	2,258,110
Invesco S&P MidCap Low Volatility ETF	3.01%	657,007	191,554	(115,069)	38,389	3,821	3,283	13,894	775,702

Total Domestic Equity Funds		7,391,583	2,334,874	(1,884,965)	539,020	(170,760)	32,822		8,209,752

Fixed Income Funds-59.64%
Invesco 1-30 Laddered Treasury ETF	12.46%	2,769,527	841,161	(602,000)	243,884	(38,972)	18,824	107,263	3,213,600
Invesco Emerging Markets Sovereign Debt ETF(b)	2.86%	546,048	251,535	(163,151)	123,391	(21,185)	12,152	37,507	736,638
Invesco Fundamental High Yield® Corporate Bond ETF	8.95%	1,724,569	813,564	(320,847)	86,744	3,488	21,520	131,109	2,307,518
Invesco Investment Grade Defensive ETF(b)	3.17%	554,173	353,272	(112,083)	22,416	763	5,651	33,824	818,541
Invesco Investment Grade Value ETF	1.79%	300,603	205,183	(72,530)	29,588	(614)	4,424	19,745	462,230
Invesco PureBetaSM 0-5 Yr US TIPS ETF	5.94%	1,233,041	506,879	(222,078)	(1,105)	33,075	-	62,387	1,532,374
Invesco Senior Loan ETF(b)	3.97%	835,617	296,705	(126,000)	16,968	862	22,077	48,515	1,024,152
Invesco Taxable Municipal Bond ETF	11.56%	2,790,669	741,856	(783,840)	338,544	(107,233)	26,966	110,575	2,979,996
Invesco Variable Rate Investment Grade ETF	8.94%	1,484,268	1,090,851	(300,318)	27,575	1,512	29,803	92,600	2,303,888

Total Fixed Income Funds		12,238,515	5,101,006	(2,702,847)	888,005	(128,304)	141,417		15,378,937

Foreign Equity Funds-8.49%
Invesco RAFI™ Strategic Developed ex-US ETF	2.00%	653,364	120,248	(339,727)	141,267	(57,931)	1,681	17,710	517,221
Invesco RAFI™ Strategic Emerging Markets ETF	1.81%	380,586	127,572	(178,101)	161,367	(24,834)	1,855	18,651	466,590
Invesco S&P Emerging Markets Low Volatility ETF	1.83%	399,297	111,307	(90,096)	51,141	(106)	2,174	19,664	471,543
Invesco S&P International Developed Low Volatility ETF	2.85%	623,946	169,821	(140,287)	83,482	(3,138)	4,946	26,208	733,824

Total Foreign Equity Funds		2,057,193	528,948	(748,211)	437,257	(86,009)	10,656		2,189,178

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%	-	-	273,042	(273,042)	-	-	133	-	-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $27,178,318)	99.97%	21,687,291	8,237,870	(5,609,065)	1,864,282	(385,073)	185,028		25,777,867

See accompanying notes which are an integral part of this schedule.

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)–(continued)

January 31, 2023

(Unaudited)

Schedule of Investments in Affiliated Issuers- 104.08%(a)

	% of				Change in
	Net				Unrealized	Realized
	Assets	Value	Purchases	Proceeds	Appreciation	Gain		Dividend		Shares	Value
	01/31/23	10/31/22	at Cost	from Sales	(Depreciation)	(Loss)		Income		01/31/23	01/31/23
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.11%
Invesco Private Government Fund, 4.36%(c)(d)	1.15%	$687,118	$3,985,370	$(4,375,663)	$-	$-		$5,075	*	296,825	$296,825
Invesco Private Prime Fund, 4.59%(c)(d)	2.96%	1,766,587	8,484,963	(9,488,509)	(67)	444		13,866	*	763,189	763,418

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,060,247)	4.11%	2,453,705	12,470,333	(13,864,172)	(67)	444		18,941			1,060,243

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $28,238,565)	104.08%	$24,140,996	$20,708,203	$(19,473,237)	$1,864,215	$(384,629	)(e)	$203,969			$26,838,110

OTHER ASSETS LESS LIABILITIES	(4.08)%										(1,052,605)

NET ASSETS	100.00%										$25,785,505

Investment Abbreviations:

ETF- Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco PureBetaSM 0-5 Yr US TIPS ETF	$17,438

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco S&P 500® Downside Hedged ETF (PHDG)

January 31, 2023

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-82.55%
Communication Services-6.46%
Activision Blizzard, Inc.	4,248	$325,269
Alphabet, Inc., Class A(b)	35,625	3,521,175
Alphabet, Inc., Class C(b)	31,580	3,153,895
AT&T, Inc.	42,508	865,888
Charter Communications, Inc., Class A(b)(c)	641	246,343
Comcast Corp., Class A	25,730	1,012,475
DISH Network Corp., Class A(b)(c)	1,614	23,225
Electronic Arts, Inc.	1,564	201,256
Fox Corp., Class A(c)	1,943	65,945
Fox Corp., Class B	895	28,372
Interpublic Group of Cos., Inc. (The)(c)	2,317	84,478
Live Nation Entertainment, Inc.(b)(c)	917	73,809
Lumen Technologies, Inc.(c)	6,114	32,098
Match Group, Inc.(b)	1,794	97,091
Meta Platforms, Inc., Class A(b)	13,412	1,997,986
Netflix, Inc.(b)	2,654	939,144
News Corp., Class A	2,456	49,759
News Corp., Class B	757	15,473
Omnicom Group, Inc.	1,216	104,564
Paramount Global, Class B(c)	3,244	75,131
Take-Two Interactive Software, Inc.(b)(c)	941	106,549
T-Mobile US, Inc.(b)	3,562	531,842
Verizon Communications, Inc.	25,049	1,041,287
Walt Disney Co. (The)(b)	10,873	1,179,612
Warner Bros Discovery, Inc.(b)	13,180	195,328

		15,967,994

Consumer Discretionary-8.77%
Advance Auto Parts, Inc.	386	58,780
Amazon.com, Inc.(b)	52,936	5,459,290
Aptiv PLC(b)(c)	1,616	182,753
AutoZone, Inc.(b)	113	275,590
Bath & Body Works, Inc.	1,467	67,497
Best Buy Co., Inc.(c)	1,195	106,020
Booking Holdings, Inc.(b)	231	562,277
BorgWarner, Inc.(c)	1,504	71,109
Caesars Entertainment, Inc.(b)	1,378	71,739
CarMax, Inc.(b)(c)	1,015	71,507
Carnival Corp.(b)(c)	6,432	69,594
Chipotle Mexican Grill, Inc.(b)	165	271,653
D.R. Horton, Inc.	1,867	184,254
Darden Restaurants, Inc.	730	108,018
Dollar General Corp.	1,345	314,192
Dollar Tree, Inc.(b)	1,256	188,626
Domino’s Pizza, Inc.(c)	227	80,131
eBay, Inc.	3,237	160,232
Etsy, Inc.(b)	750	103,185
Expedia Group, Inc.(b)	898	102,641
Ford Motor Co.	23,557	318,255
Garmin Ltd.	915	90,475
General Motors Co.	8,474	333,198
Genuine Parts Co.	841	141,137
Hasbro, Inc.	834	49,348
Hilton Worldwide Holdings, Inc.	1,613	234,030
Home Depot, Inc. (The)	6,106	1,979,382
Las Vegas Sands Corp.(b)	1,960	115,640
Lennar Corp., Class A	1,520	155,648
LKQ Corp.	1,514	89,265
Lowe’s Cos., Inc.	3,702	770,942
Marriott International, Inc., Class A	1,605	279,559
McDonald’s Corp.	4,368	1,168,003
MGM Resorts International	2,047	84,766

	Shares	Value
Consumer Discretionary-(continued)
Mohawk Industries, Inc.(b)	339	$40,700
Newell Brands, Inc.(c)	2,417	38,575
NIKE, Inc., Class B	7,513	956,630
Norwegian Cruise Line Holdings Ltd.(b)(c)	2,707	41,174
NVR, Inc.(b)	19	100,130
O’Reilly Automotive, Inc.(b)	373	295,547
Pool Corp.(c)	233	89,847
PulteGroup, Inc.(c)	1,463	83,230
Ralph Lauren Corp.(c)	264	32,696
Ross Stores, Inc.	2,070	244,653
Royal Caribbean Cruises Ltd.(b)	1,410	91,565
Starbucks Corp.	6,846	747,173
Tapestry, Inc.(c)	1,548	70,542
Target Corp.	2,745	472,524
Tesla, Inc.(b)	16,009	2,773,079
TJX Cos., Inc. (The)	6,925	566,881
Tractor Supply Co.	659	150,245
Ulta Beauty, Inc.(b)	306	157,272
VF Corp.	2,121	65,624
Whirlpool Corp.(c)	350	54,457
Wynn Resorts Ltd.(b)	662	68,610
Yum! Brands, Inc.	1,680	219,257

		21,679,147

Consumer Staples-5.53%
Altria Group, Inc.	10,689	481,433
Archer-Daniels-Midland Co.	3,276	271,417
Brown-Forman Corp., Class B	1,174	78,165
Campbell Soup Co.(c)	1,290	66,990
Church & Dwight Co., Inc.	1,455	117,651
Clorox Co. (The)	736	106,492
Coca-Cola Co. (The)	23,214	1,423,482
Colgate-Palmolive Co.	4,982	371,308
Conagra Brands, Inc.	2,858	106,289
Constellation Brands, Inc., Class A	968	224,111
Costco Wholesale Corp.	2,640	1,349,410
Estee Lauder Cos., Inc. (The), Class A	1,379	382,093
General Mills, Inc.	3,540	277,394
Hershey Co. (The)	877	196,974
Hormel Foods Corp.	1,859	84,231
JM Smucker Co. (The)	636	97,181
Kellogg Co.	1,527	104,722
Keurig Dr Pepper, Inc.	5,068	178,799
Kimberly-Clark Corp.	2,013	261,710
Kraft Heinz Co. (The)	4,749	192,477
Kroger Co. (The)	3,885	173,387
Lamb Weston Holdings, Inc.	858	85,706
McCormick & Co., Inc.	1,495	112,304
Molson Coors Beverage Co., Class B(c)	1,208	63,517
Mondelez International, Inc., Class A	8,145	533,009
Monster Beverage Corp.(b)(c)	2,272	236,470
PepsiCo, Inc.	8,217	1,405,271
Philip Morris International, Inc.	9,246	963,803
Procter & Gamble Co. (The)	14,134	2,012,399
Sysco Corp.	3,023	234,162
Tyson Foods, Inc., Class A	1,727	113,550
Walgreens Boots Alliance, Inc.	4,281	157,798
Walmart, Inc.	8,418	1,211,098

		13,674,803

Energy-4.17%
APA Corp.	1,918	85,025
Baker Hughes Co., Class A	5,973	189,583

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

January 31, 2023

(Unaudited)

	Shares	Value
Energy-(continued)
Chevron Corp.	10,610	$1,846,352
ConocoPhillips	7,432	905,738
Coterra Energy, Inc.	4,703	117,716
Devon Energy Corp.	3,899	246,573
Diamondback Energy, Inc.(c)	1,050	153,426
EOG Resources, Inc.	3,503	463,272
EQT Corp.	2,358	77,036
Exxon Mobil Corp.	24,563	2,849,554
Halliburton Co.	5,416	223,247
Hess Corp.	1,655	248,515
Kinder Morgan, Inc.	11,798	215,903
Marathon Oil Corp.	3,788	104,056
Marathon Petroleum Corp.	2,795	359,213
Occidental Petroleum Corp.	4,337	280,994
ONEOK, Inc.	2,666	182,568
Phillips 66	2,819	282,661
Pioneer Natural Resources Co.	1,417	326,406
Schlumberger Ltd.	8,457	481,880
Targa Resources Corp.	1,350	101,277
Valero Energy Corp.	2,299	321,929
Williams Cos., Inc. (The)	7,265	234,224

		10,297,148

Financials-9.67%
Aflac, Inc.	3,375	248,063
Allstate Corp. (The)	1,582	203,240
American Express Co.	3,565	623,625
American International Group, Inc.	4,431	280,128
Ameriprise Financial, Inc.	635	222,326
Aon PLC, Class A	1,234	393,251
Arch Capital Group Ltd.(b)	2,206	141,956
Arthur J. Gallagher & Co.	1,258	246,216
Assurant, Inc.	339	44,948
Bank of America Corp.	41,628	1,476,961
Bank of New York Mellon Corp. (The)	4,387	221,851
Berkshire Hathaway, Inc., Class B(b)	10,746	3,347,594
BlackRock, Inc.	896	680,252
Brown & Brown, Inc.	1,402	82,101
Capital One Financial Corp.	2,277	270,963
Cboe Global Markets, Inc.	681	83,681
Charles Schwab Corp. (The)	9,097	704,290
Chubb Ltd.	2,476	563,265
Cincinnati Financial Corp.	938	106,135
Citigroup, Inc.	11,552	603,245
Citizens Financial Group, Inc.	2,937	127,231
CME Group, Inc., Class A	2,146	379,112
Comerica, Inc.	841	61,654
Discover Financial Services	1,630	190,270
Everest Re Group Ltd.	252	88,122
FactSet Research Systems, Inc.	227	96,007
Fifth Third Bancorp	4,094	148,571
First Republic Bank	1,091	153,700
Franklin Resources, Inc.	1,825	56,940
Globe Life, Inc.	581	70,214
Goldman Sachs Group, Inc. (The)	2,020	738,936
Hartford Financial Services Group, Inc. (The)	1,897	147,226
Huntington Bancshares, Inc.	8,605	130,538
Intercontinental Exchange, Inc.	3,331	358,249
Invesco Ltd.(d)	2,921	54,068
JPMorgan Chase & Co.	17,495	2,448,600
KeyCorp	5,565	106,792
Lincoln National Corp.	989	35,040
Loews Corp.	1,266	77,834

	Shares	Value
Financials-(continued)
M&T Bank Corp.	1,030	$160,680
MarketAxess Holdings, Inc.	242	88,052
Marsh & McLennan Cos., Inc.	2,958	517,384
MetLife, Inc.	3,931	287,042
Moody’s Corp.	940	303,385
Morgan Stanley	7,863	765,306
MSCI, Inc.	477	253,554
Nasdaq, Inc.	2,022	121,704
Northern Trust Corp.	1,243	120,534
PNC Financial Services Group, Inc. (The)	2,406	398,025
Principal Financial Group, Inc.	1,357	125,590
Progressive Corp. (The)	3,490	475,861
Prudential Financial, Inc.	2,195	230,343
Raymond James Financial, Inc.	1,155	130,249
Regions Financial Corp.	5,573	131,188
S&P Global, Inc.	1,986	744,631
Signature Bank	404	52,096
State Street Corp.	2,189	199,921
SVB Financial Group(b)	353	106,761
Synchrony Financial	2,687	98,694
T. Rowe Price Group, Inc.(c)	1,333	155,255
Travelers Cos., Inc. (The)	1,398	267,186
Truist Financial Corp.	7,913	390,823
U.S. Bancorp	8,064	401,587
W.R. Berkley Corp.	1,219	85,501
Wells Fargo & Co.	22,727	1,065,214
Willis Towers Watson PLC	646	164,207
Zions Bancorporation N.A.	961	51,087

		23,905,055

Health Care-12.09%
Abbott Laboratories	10,399	1,149,610
AbbVie, Inc.	10,548	1,558,467
Agilent Technologies, Inc.	1,766	268,573
Align Technology, Inc.(b)	433	116,793
AmerisourceBergen Corp.(c)	966	163,215
Amgen, Inc.	3,182	803,137
Baxter International, Inc.	3,007	137,390
Becton, Dickinson and Co.	1,701	429,026
Biogen, Inc.(b)	859	249,883
Bio-Rad Laboratories, Inc., Class A(b)	138	64,510
Bio-Techne Corp.	1,008	80,297
Boston Scientific Corp.(b)	8,543	395,114
Bristol-Myers Squibb Co.	12,681	921,275
Cardinal Health, Inc.	1,563	120,742
Catalent, Inc.(b)	1,156	61,904
Centene Corp.(b)	3,377	257,463
Charles River Laboratories International, Inc.(b)(c)	327	79,543
Cigna Corp.	1,824	577,606
Cooper Cos., Inc. (The)	294	102,585
CVS Health Corp.	7,837	691,380
Danaher Corp.	3,908	1,033,197
DaVita, Inc.(b)	353	29,084
DENTSPLY SIRONA, Inc.	1,380	50,825
DexCom, Inc.(b)	2,304	246,735
Edwards Lifesciences Corp.(b)	3,688	282,870
Elevance Health, Inc.	1,424	711,986
Eli Lilly and Co.	4,704	1,618,882
GE HealthCare Technologies, Inc.(b)	2,172	150,997
Gilead Sciences, Inc.	7,481	627,955
HCA Healthcare, Inc.	1,265	322,664
Henry Schein, Inc.(b)	871	75,037

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

January 31, 2023

(Unaudited)

	Shares	Value
Health Care-(continued)
Hologic, Inc.(b)	1,489	$121,160
Humana, Inc.	755	386,334
IDEXX Laboratories, Inc.(b)	494	237,367
Illumina, Inc.(b)	938	200,920
Incyte Corp.(b)	1,101	93,739
Intuitive Surgical, Inc.(b)	2,108	517,915
IQVIA Holdings, Inc.(b)(c)	1,108	254,186
Johnson & Johnson	15,594	2,548,372
Laboratory Corp. of America Holdings	528	133,119
McKesson Corp.	846	320,363
Medtronic PLC	7,928	663,494
Merck & Co., Inc.	15,122	1,624,254
Mettler-Toledo International, Inc.(b)	133	203,878
Moderna, Inc.(b)	1,971	347,014
Molina Healthcare, Inc.(b)	348	108,517
Organon & Co.	1,634	49,232
PerkinElmer, Inc.	753	103,560
Pfizer, Inc.	33,480	1,478,477
Quest Diagnostics, Inc.	679	100,818
Regeneron Pharmaceuticals, Inc.(b)	639	484,662
ResMed, Inc.	874	199,595
STERIS PLC	595	122,873
Stryker Corp.	2,009	509,904
Teleflex, Inc.	301	73,269
Thermo Fisher Scientific, Inc.	2,339	1,334,002
UnitedHealth Group, Inc.	5,573	2,781,986
Universal Health Services, Inc., Class B	412	61,063
Vertex Pharmaceuticals, Inc.(b)	1,531	494,666
Viatris, Inc.	7,233	87,953
Waters Corp.(b)	354	116,317
West Pharmaceutical Services, Inc.	442	117,395
Zimmer Biomet Holdings, Inc.	1,252	159,430
Zoetis, Inc.	2,780	460,062

		29,874,641

Industrials-6.93%
3M Co.	3,297	379,419
A.O. Smith Corp.	815	55,175
Alaska Air Group, Inc.(b)	815	41,842
Allegion PLC	564	66,298
American Airlines Group, Inc.(b)(c)	4,174	67,368
AMETEK, Inc.	1,370	198,540
Boeing Co. (The)(b)	3,341	711,633
C.H. Robinson Worldwide, Inc.	756	75,729
Carrier Global Corp.	4,988	227,104
Caterpillar, Inc.	3,104	783,108
Cintas Corp.	515	228,526
Copart, Inc.(b)	2,556	170,255
CoStar Group, Inc.(b)	2,426	188,985
CSX Corp.	12,540	387,737
Cummins, Inc.	841	209,863
Deere & Co.	1,638	692,612
Delta Air Lines, Inc.(b)	3,824	149,518
Dover Corp.	837	127,082
Eaton Corp. PLC	2,372	384,762
Emerson Electric Co.	3,527	318,206
Equifax, Inc.(c)	730	162,206
Expeditors International of Washington, Inc.	949	102,634
Fastenal Co.	3,416	172,679
FedEx Corp.	1,428	276,832
Fortive Corp.	2,110	143,543
Generac Holdings, Inc.(b)(c)	407	49,084
General Dynamics Corp.	1,343	313,000

	Shares	Value
Industrials-(continued)
General Electric Co.	6,517	$524,488
Honeywell International, Inc.	4,010	836,005
Howmet Aerospace, Inc.	2,196	89,355
Huntington Ingalls Industries, Inc.	256	56,458
IDEX Corp.	450	107,856
Illinois Tool Works, Inc.	1,667	393,479
Ingersoll Rand, Inc.	2,415	135,240
J.B. Hunt Transport Services, Inc.	494	93,391
Jacobs Solutions, Inc.	761	94,022
Johnson Controls International PLC	4,108	285,794
L3Harris Technologies, Inc.	1,136	244,035
Leidos Holdings, Inc.	878	86,781
Lockheed Martin Corp.	1,391	644,395
Masco Corp.(c)	1,449	77,087
Nordson Corp.	345	83,938
Norfolk Southern Corp.	1,381	339,464
Northrop Grumman Corp.	863	386,658
Old Dominion Freight Line, Inc.	540	179,950
Otis Worldwide Corp.	2,485	204,342
PACCAR, Inc.	2,074	226,709
Parker-Hannifin Corp.	766	249,716
Pentair PLC	1,057	58,537
Quanta Services, Inc.	852	129,666
Raytheon Technologies Corp.	8,768	875,485
Republic Services, Inc.	1,225	152,904
Robert Half International, Inc.(c)	697	58,520
Rockwell Automation, Inc.	685	193,191
Rollins, Inc.	1,487	54,127
Snap-on, Inc.(c)	341	84,817
Southwest Airlines Co.	3,541	126,662
Stanley Black & Decker, Inc.(c)	950	84,844
Textron, Inc.	1,245	90,698
Trane Technologies PLC.	1,374	246,111
TransDigm Group, Inc.	308	221,067
Union Pacific Corp.	3,667	748,765
United Airlines Holdings, Inc.(b)	1,950	95,472
United Parcel Service, Inc., Class B	4,353	806,306
United Rentals, Inc.(b)	413	182,112
Verisk Analytics, Inc.	933	169,610
W.W. Grainger, Inc.	268	157,981
Wabtec Corp.	1,085	112,634
Waste Management, Inc.	2,228	344,738
Xylem, Inc.	1,075	111,811

		17,128,961

Information Technology-21.86%
Accenture PLC, Class A	3,758	1,048,670
Adobe, Inc.(b)	2,773	1,026,953
Advanced Micro Devices, Inc.(b)	9,617	722,718
Akamai Technologies, Inc.(b)	938	83,435
Amphenol Corp., Class A	3,549	283,104
Analog Devices, Inc.	3,068	526,070
ANSYS, Inc.(b)	520	138,507
Apple, Inc.	89,448	12,906,452
Applied Materials, Inc.	5,131	572,055
Arista Networks, Inc.(b)	1,476	186,005
Autodesk, Inc.(b)	1,287	276,911
Automatic Data Processing, Inc.	2,474	558,654
Broadcom, Inc.	2,416	1,413,384
Broadridge Financial Solutions, Inc.(c)	702	105,553
Cadence Design Systems, Inc.(b)	1,636	299,110
CDW Corp.	808	158,392
Ceridian HCM Holding, Inc.(b)(c)	987	71,340

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

January 31, 2023

(Unaudited)

	Shares	Value
Information Technology-(continued)
Cisco Systems, Inc.	24,489	$1,191,880
Cognizant Technology Solutions Corp., Class A	3,065	204,589
Corning, Inc.	4,540	157,129
DXC Technology Co.(b)	1,478	42,463
Enphase Energy, Inc.(b)	811	179,539
EPAM Systems, Inc.(b)	343	114,099
F5, Inc.(b)	384	56,701
Fidelity National Information Services, Inc.	3,539	265,567
First Solar, Inc.(b)	591	104,962
Fiserv, Inc.(b)	3,788	404,104
FleetCor Technologies, Inc.(b)	440	91,876
Fortinet, Inc.(b)	3,867	202,399
Gartner, Inc.(b)	471	159,264
Gen Digital, Inc.	3,724	85,689
Global Payments, Inc.	1,613	181,817
Hewlett Packard Enterprise Co.	7,674	123,782
HP, Inc.	5,280	153,859
Intel Corp.	24,615	695,620
International Business Machines Corp.	5,393	726,599
Intuit, Inc.	1,681	710,508
Jack Henry & Associates, Inc.(c)	469	84,462
Juniper Networks, Inc.	2,085	67,345
Keysight Technologies, Inc.(b)(c)	1,066	191,187
KLA Corp.	845	331,646
Lam Research Corp.	813	406,581
Mastercard, Inc., Class A	5,063	1,876,348
Microchip Technology, Inc.	3,280	254,594
Micron Technology, Inc.	6,484	390,985
Microsoft Corp.	44,581	11,047,618
Monolithic Power Systems, Inc.	266	113,465
Motorola Solutions, Inc.	997	256,239
NetApp, Inc.	1,296	85,834
NVIDIA Corp.	14,851	2,901,440
NXP Semiconductors N.V. (China)	1,546	284,943
ON Semiconductor Corp.(b)	2,579	189,428
Oracle Corp.	9,166	810,824
Paychex, Inc.	1,913	221,640
Paycom Software, Inc.(b)	290	93,943
PayPal Holdings, Inc.(b)	6,800	554,132
PTC, Inc.(b)	679	91,583
Qorvo, Inc.(b)	651	70,738
QUALCOMM, Inc.	6,686	890,642
Roper Technologies, Inc.	633	270,133
salesforce.com, inc.(b)	5,964	1,001,773
Seagate Technology Holdings PLC	1,233	83,573
ServiceNow, Inc.(b)	1,205	548,432
Skyworks Solutions, Inc.	957	104,954
SolarEdge Technologies, Inc.(b)	333	106,270
Synopsys, Inc.(b)	912	322,620
TE Connectivity Ltd.	1,897	241,204
Teledyne Technologies, Inc.(b)	280	118,793
Teradyne, Inc.	929	94,479
Texas Instruments, Inc.	5,413	959,238
Trimble, Inc.(b)	1,584	91,967
Tyler Technologies, Inc.(b)	267	86,180
VeriSign, Inc.(b)	550	119,927
Visa, Inc., Class A(c)	9,752	2,245,008
Western Digital Corp.(b)	2,040	89,658
Zebra Technologies Corp., Class A(b)	308	97,383

		54,026,968

	Shares	Value
Materials-2.32%
Air Products and Chemicals, Inc.	1,323	$424,035
Albemarle Corp.	699	196,733
Amcor PLC	8,881	107,105
Avery Dennison Corp.	483	91,499
Ball Corp.(c)	1,872	109,025
Celanese Corp.	641	78,971
CF Industries Holdings, Inc.	1,170	99,099
Corteva, Inc.	4,261	274,621
Dow, Inc.	4,197	249,092
DuPont de Nemours, Inc.(c)	2,963	219,114
Eastman Chemical Co.	771	67,979
Ecolab, Inc.	1,478	228,839
FMC Corp.	751	99,981
Freeport-McMoRan, Inc.	8,525	380,385
International Flavors & Fragrances, Inc.	1,521	171,052
International Paper Co.	2,284	95,517
Linde PLC (United Kingdom)	2,949	975,942
LyondellBasell Industries N.V., Class A	1,515	146,485
Martin Marietta Materials, Inc.	370	133,067
Mosaic Co. (The)	2,031	100,616
Newmont Corp.	4,734	250,571
Nucor Corp.	1,530	258,600
Packaging Corp. of America	594	84,764
PPG Industries, Inc.(c)	1,402	182,737
Sealed Air Corp.	929	50,872
Sherwin-Williams Co. (The)	1,407	332,882
Steel Dynamics, Inc.	995	120,037
Vulcan Materials Co.	793	145,381
WestRock Co.	1,633	64,079

		5,739,080

Real Estate-2.32%
Alexandria Real Estate Equities, Inc.	891	143,219
American Tower Corp.	2,777	620,354
AvalonBay Communities, Inc.	834	147,985
Boston Properties, Inc.	916	68,279
Camden Property Trust	684	84,276
CBRE Group, Inc., Class A(b)	1,884	161,101
Crown Castle, Inc.	2,583	382,568
Digital Realty Trust, Inc.	1,715	196,573
Equinix, Inc.	552	407,448
Equity Residential	2,029	129,146
Essex Property Trust, Inc.	386	87,263
Extra Space Storage, Inc.	799	126,106
Federal Realty Investment Trust	469	52,307
Healthpeak Properties, Inc.	3,206	88,101
Host Hotels & Resorts, Inc.(c)	4,593	86,578
Invitation Homes, Inc.	3,464	112,580
Iron Mountain, Inc.(c)	1,734	94,642
Kimco Realty Corp.	3,972	89,211
Mid-America Apartment Communities, Inc.	689	114,870
Prologis, Inc.	5,506	711,816
Public Storage	943	286,993
Realty Income Corp.	3,741	253,752
Regency Centers Corp.	989	65,897
SBA Communications Corp., Class A	644	191,609
Simon Property Group, Inc.	1,950	250,497
UDR, Inc.	1,966	83,732
Ventas, Inc.	2,384	123,515
VICI Properties, Inc.	5,744	196,330

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

January 31, 2023

(Unaudited)

	Shares	Value
Real Estate-(continued)
Welltower, Inc.	2,818	$211,463
Weyerhaeuser Co.	4,389	151,113

		5,719,324

Utilities-2.43%
AES Corp. (The)	3,984	109,201
Alliant Energy Corp.	1,612	87,096
Ameren Corp.	1,542	133,954
American Electric Power Co., Inc.	3,065	287,987
American Water Works Co., Inc.	1,084	169,635
Atmos Energy Corp.	834	98,028
CenterPoint Energy, Inc.	3,755	113,101
CMS Energy Corp.	1,731	109,382
Consolidated Edison, Inc.	2,117	201,771
Constellation Energy Corp.	1,950	166,452
Dominion Energy, Inc.	4,970	316,291
DTE Energy Co.	1,156	134,524
Duke Energy Corp.	4,593	470,553
Edison International	2,278	156,954
Entergy Corp.	1,214	131,452
Evergy, Inc.	1,474	92,346
Eversource Energy	2,077	170,999
Exelon Corp.	5,927	250,060
FirstEnergy Corp.	3,240	132,678
NextEra Energy, Inc.	11,852	884,515
NiSource, Inc.	2,609	72,400
NRG Energy, Inc.	1,480	50,646
PG&E Corp.(b)	9,603	152,688
Pinnacle West Capital Corp.	727	54,198
PPL Corp.	4,392	130,003
Public Service Enterprise Group, Inc.	2,976	184,304
Sempra Energy	1,875	300,619
Southern Co. (The)	6,493	439,446

	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	1,881	$176,795
Xcel Energy, Inc.	3,264	224,465

		6,002,543

Total Common Stocks & Other Equity Interests (Cost $192,408,965)		204,015,664

Money Market Funds-3.85%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.29%(d)(e) (Cost $9,516,396)	9,516,396	9,516,396

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-86.40% (Cost $201,925,361)		213,532,060

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.39%
Invesco Private Government Fund, 4.36%(d)(e)(f)	1,648,248	1,648,248
Invesco Private Prime Fund, 4.59%(d)(e)(f)	4,238,046	4,239,317

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,887,661)		5,887,565

TOTAL INVESTMENTS IN SECURITIES-88.79% (Cost $207,813,022)		219,419,625
OTHER ASSETS LESS LIABILITIES-11.21%		27,716,237

NET ASSETS-100.00%.		$247,135,862

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Invesco Ltd.	$40,950	$169,004	$(151,146)	$2,223	$(6,963)	$54,068	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	56,456,197	420,817,493	(477,273,690)	-	-	-	384,369
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	240,342,957	(230,826,561)	-	-	9,516,396	276,598

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

January 31, 2023

(Unaudited)

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,372,606	$11,940,350	$(11,664,708)	$-	$-	$1,648,248	$19,507	*
Invesco Private Prime Fund	3,328,929	31,431,849	(30,523,365)	(291)	2,195	4,239,317	53,337	*

Total	$61,198,682	$704,701,653	$(750,439,470)	$1,932	$(4,768)	$15,458,029	$733,811

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk
CBOE Volatility Index	154	February-2023	$3,006,958	$(204,275)	$(204,275)
CBOE Volatility Index	154	March-2023	3,154,012	(72,430)	(72,430)
E-Mini S&P 500 Index	181	March-2023	37,014,500	517,573	517,573

Total Futures Contracts				$240,868	$240,868

(a)	Futures contracts collateralized by $21,510,651 cash held with Merrill Lynch International, the futures commission merchant.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco Short Duration Bond ETF (ISDB)

January 31, 2023

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-71.40%
Aerospace & Defense-0.49%
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025	$50,000	$48,517
Lockheed Martin Corp., 4.95%, 10/15/2025	1,000	1,016

		49,533

Agricultural & Farm Machinery-1.50%
Cargill, Inc., 4.88%, 10/10/2025(b)	50,000	50,342
CNH Industrial Capital LLC, 5.45%, 10/14/2025	50,000	50,846
John Deere Capital Corp., 4.55%, 10/11/2024	50,000	50,074

		151,262

Airlines-0.90%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	92,000	90,928

Asset Management & Custody Banks-0.12%
State Street Corp., 4.86%, 01/26/2026(c)	12,000	12,047

Auto Parts & Equipment-0.21%
American Honda Finance Corp., 4.75%, 01/12/2026	21,000	21,181

Automobile Manufacturers-4.34%
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	200,000	185,702
7.40% (SOFR + 2.95%), 03/06/2026(d)	200,000	201,834
PACCAR Financial Corp., 4.95%, 10/03/2025	50,000	50,656

		438,192

Automotive Retail-0.45%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	50,000	45,255

Cable & Satellite-0.98%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	100,000	98,377

Construction Machinery & Heavy Trucks-0.50%
Caterpillar Financial Services Corp., 4.90%, 01/17/2025	50,000	50,545

Consumer Electronics-0.38%
Tyco Electronics Group S.A., 4.50%, 02/13/2026	38,000	38,067

Consumer Finance-0.49%
Capital One Financial Corp., 5.93% (SOFR + 1.35%), 05/09/2025(d)	50,000	49,718

Data Processing & Outsourced Services-0.94%
Block, Inc., 2.75%, 06/01/2026	50,000	45,505
Fidelity National Information Services, Inc., 4.50%, 07/15/2025	50,000	49,510

		95,015

Diversified Banks-18.28%
Bank of America Corp.
3.84%, 04/25/2025(c)	100,000	98,229
5.08%, 01/20/2027(c)	58,000	58,236
Series U, 5.20%(c)(e)	50,000	49,540
Barclays PLC (United Kingdom), 7.33%, 11/02/2026(c)	200,000	210,046
BPCE S.A. (France), 5.98%, 01/18/2027(b)(c)	250,000	253,278
Citigroup, Inc., 5.61%, 09/29/2026(c)	100,000	101,639
Credit Suisse AG (Switzerland), 7.95%, 01/09/2025	250,000	256,198

	Principal Amount	Value
Diversified Banks-(continued)
JPMorgan Chase & Co.
5.55%, 12/15/2025(c)	$100,000	$100,845
Series CC, 7.39% (3 mo. USD LIBOR + 2.58%)(d)(e)	100,000	99,625
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	100,000	99,853
NatWest Group PLC (United Kingdom), 7.47%, 11/10/2026(c)	200,000	211,634
Societe Generale S.A. (France), 6.45%, 01/12/2027(b)(c)	200,000	205,340
Wells Fargo & Co., 4.54%, 08/15/2026(c)	100,000	99,064

		1,843,527

Diversified Capital Markets-2.01%
UBS Group AG (Switzerland), 5.71%, 01/12/2027(b)(c)	200,000	202,647

Diversified Chemicals-0.50%
Celanese US Holdings LLC, 6.05%, 03/15/2025	50,000	50,404

Diversified REITs-0.50%
VICI Properties L.P./VICI Note Co., Inc., 5.63%, 05/01/2024(b)	50,000	49,957

Diversified Support Services-0.49%
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	50,000	49,435

Electric Utilities-2.01%
Duke Energy Corp., 5.00%, 12/08/2025	100,000	100,772
National Rural Utilities Cooperative Finance Corp., 5.45%, 10/30/2025	50,000	51,008
Wisconsin Public Service Corp., 5.35%, 11/10/2025	50,000	50,902

		202,682

Electrical Components & Equipment-0.87%
Regal Rexnord Corp., 6.05%, 02/15/2026(b)	86,000	87,429

Hotels, Resorts & Cruise Lines-0.50%
Hyatt Hotels Corp., 5.63%, 04/23/2025	50,000	50,489

Integrated Oil & Gas-1.97%
BP Capital Markets PLC (United Kingdom), 4.38%(c)(e)	50,000	48,363
Occidental Petroleum Corp., 5.50%, 12/01/2025	50,000	50,396
Petroleos Mexicanos (Mexico), 6.88%, 10/16/2025	100,000	100,277

		199,036

Investment Banking & Brokerage-0.98%
Morgan Stanley, 4.68%, 07/17/2026(c)	100,000	99,194

IT Consulting & Other Services-0.99%
International Business Machines Corp., 4.50%, 02/06/2026	100,000	100,149

Life & Health Insurance-1.52%
Protective Life Global Funding, 5.37%, 01/06/2026(b)	150,000	152,810

Managed Health Care-0.52%
Elevance Health, Inc., 5.35%, 10/15/2025	50,000	50,826
UnitedHealth Group, Inc., 5.15%, 10/15/2025	2,000	2,040

		52,866

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Bond ETF (ISDB)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Multi-Utilities-1.36%
WEC Energy Group, Inc., 4.75%, 01/09/2026	$137,000	$137,377

Office REITs-0.96%
Brandywine Operating Partnership L.P., 4.10%, 10/01/2024	100,000	96,744

Oil & Gas Exploration & Production-0.95%
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	100,000	95,713

Oil & Gas Storage & Transportation-6.72%
Energy Transfer L.P., 4.50%, 04/15/2024	200,000	198,397
Enterprise Products Operating LLC, 5.05%, 01/10/2026	27,000	27,402
Kinder Morgan, Inc., 5.63%, 11/15/2023(b)	100,000	100,219
MPLX L.P., 4.88%, 12/01/2024	100,000	99,847
ONEOK, Inc., 5.85%, 01/15/2026	50,000	51,253
Sabine Pass Liquefaction LLC, 5.75%, 05/15/2024	200,000	201,193

		678,311

Other Diversified Financial Services-3.46%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.13%, 07/03/2023	150,000	149,147
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	200,000	200,307

		349,454

Packaged Foods & Meats-0.50%
General Mills, Inc., 5.24%, 11/18/2025	50,000	50,270

Paper Packaging-0.46%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)	50,000	46,816

Pharmaceuticals-0.51%
Zoetis, Inc., 5.40%, 11/14/2025	50,000	51,141

Regional Banks-1.00%
PNC Financial Services Group, Inc. (The), 5.67%, 10/28/2025(c)	50,000	50,684
Synovus Financial Corp., 5.20%, 08/11/2025	50,000	49,994

		100,678

Retail REITs-1.36%
Realty Income Corp.
4.60%, 02/06/2024	100,000	99,606
5.05%, 01/13/2026	37,000	37,106

		136,712

Semiconductors-1.92%
Broadcom, Inc., 3.46%, 09/15/2026	150,000	143,464
Marvell Technology, Inc., 4.20%, 06/22/2023	50,000	49,775

		193,239

Sovereign Debt-1.32%
Romanian Government International Bond (Romania), 6.63%, 02/17/2028(b)	128,000	132,909

Specialized Finance-0.46%
Blackstone Private Credit Fund, 1.75%, 09/15/2024	50,000	46,723

Specialized REITs-0.46%
SBA Communications Corp., 3.88%, 02/15/2027	50,000	46,251

	Principal Amount	Value
Specialty Chemicals-1.96%
Sasol Financing USA LLC (South Africa), 5.88%, 03/27/2024	$200,000	$198,177

Systems Software-1.53%
Oracle Corp., 5.80%, 11/10/2025	150,000	154,269

Tobacco-1.00%
Philip Morris International, Inc., 5.13%, 11/15/2024	100,000	100,731

Trading Companies & Distributors-0.47%
Air Lease Corp., 3.38%, 07/01/2025	50,000	47,831

Trucking-0.97%
Penske Truck Leasing Co. L.P./PTL Finance Corp.
3.95%, 03/10/2025(b)	50,000	48,595
4.40%, 07/01/2027(b)	50,000	48,827

		97,422

Wireless Telecommunication Services-1.59%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(b)	112,500	111,631
T-Mobile USA, Inc., 3.50%, 04/15/2025	50,000	48,573

		160,204

Total U.S. Dollar Denominated Bonds & Notes (Cost $7,153,388)		7,201,717

U.S. Treasury Securities-21.42%
U.S. Treasury Bills-0.21%(f)
4.53%-4.55%, 05/11/2023(g)	21,000	20,737

U.S. Treasury Notes-21.21%
4.13%, 01/31/2025	2,102,000	2,099,783
3.50%, 01/31/2028	40,000	39,825

		2,139,608

Total U.S. Treasury Securities (Cost $2,157,031)		2,160,345

Asset-Backed Securities-4.89%
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-3A, Class A, 4.62%, 02/20/2027(b)	100,000	98,972
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	100,000	100,605
Eaton Vance CLO Ltd. (Cayman Islands), Series 2019-1A, Class AR, 5.89% (3 mo. USD LIBOR + 1.10%), 04/15/2031(b)(d)	100,000	99,180
OBX Trust, Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(b)(h)	100,000	100,781
Verus Securitization Trust, Series 2021-R3, Class A1, 1.02%, 04/25/2064(b)(h)	104,066	94,014

Total Asset-Backed Securities (Cost $488,467)		493,552

	Shares

Preferred Stocks-0.49%
Investment Banking & Brokerage-0.49%
Goldman Sachs Group, Inc. (The), Series P, Pfd., 7.47% (3 mo. USD LIBOR + 2.87%)(d) (Cost $48,600)	50,000	49,790

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Bond ETF (ISDB)–(continued)

January 31, 2023

(Unaudited)

	Shares	Value
Money Market Funds-4.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(i)(j) (Cost $420,701)	420,701	$420,701

TOTAL INVESTMENTS IN SECURITIES-102.37% (Cost $10,268,187)		10,326,105
OTHER ASSETS LESS LIABILITIES-(2.37)%		(238,917)

NET ASSETS-100.00%		$10,087,188

Investment Abbreviations:

CLO	-Collateralized Loan Obligation
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $2,423,399, which represented 24.02% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2023.
(e)	Perpetual bond with no specified maturity date.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	$20,737 was pledged as collateral to cover margin requirements for open futures contracts.
(h)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2023.

(i)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,223,436	$(2,802,735)	$-	$-	$420,701	$2,243

(j)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	9	March-2023	$1,850,836	$(3,529)	$(3,529)

Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	9	March-2023	(983,180)	381	381

Total Futures Contracts				$(3,148)	$(3,148)

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco Total Return Bond ETF (GTO)

January 31, 2023

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-46.69%
Advertising-0.05%
Lamar Media Corp., 3.75%, 02/15/2028(b)	$518,000	$470,925

Aerospace & Defense-0.26%
Boeing Co. (The), 2.20%, 02/04/2026	124,000	114,691
Lockheed Martin Corp.
5.10%, 11/15/2027(b)	651,000	676,031
4.15%, 06/15/2053	173,000	158,621
5.70%, 11/15/2054	473,000	537,912
4.30%, 06/15/2062	212,000	194,903
5.90%, 11/15/2063	473,000	554,684

		2,236,842

Agricultural & Farm Machinery-0.12%
Cargill, Inc.
4.00%, 06/22/2032(c)	325,000	312,994
5.13%, 10/11/2032(c)	478,000	498,887
4.38%, 04/22/2052(c)	214,000	202,366

		1,014,247

Airlines-0.51%
American Airlines Pass-Through Trust
Series 2021-1, Class A, 2.88%, 07/11/2034	648,143	535,935
Series 2021-1, Class B, 3.95%, 07/11/2030	2,235,655	1,889,287
British Airways Pass-Through Trust (United Kingdom)
Series 2019-1, Class A, 3.35%, 06/15/2029(c)	176,107	153,901
Series 2019-1, Class AA, 3.30%, 12/15/2032(c)	114,884	100,940
Series 2021-1, Class A, 2.90%, 03/15/2035(c)	991,893	818,713
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(c)	456,662	451,338
4.75%, 10/20/2028(c)	317,295	309,328
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	214,287	217,139

		4,476,581

Apparel Retail-0.01%
Ross Stores, Inc., 3.38%, 09/15/2024	126,000	122,905

Application Software-0.08%
Open Text Corp. (Canada), 6.90%, 12/01/2027(c)	255,000	261,330
salesforce.com, Inc., 2.90%, 07/15/2051	213,000	152,471
Workday, Inc., 3.70%, 04/01/2029	289,000	272,262

		686,063

Asset Management & Custody Banks-0.71%
Ameriprise Financial, Inc.
3.00%, 04/02/2025	33,000	31,871
4.50%, 05/13/2032	240,000	240,659
Bank of New York Mellon Corp. (The)
4.54%, 02/01/2029(d)	1,288,000	1,287,623
4.60%, 07/26/2030(d)	226,000	225,002
5.83%, 10/25/2033(d)	694,000	752,170
4.71%, 02/01/2034(d)	833,000	830,140
Series I, 3.75%(d)(e)	519,000	452,205

	Principal Amount	Value
Asset Management & Custody Banks-(continued)
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	$771,000	$653,936
Northern Trust Corp., 6.13%, 11/02/2032	787,000	865,901
State Street Corp.
5.82%, 11/04/2028(d)	272,000	285,872
4.16%, 08/04/2033(d)	163,000	155,478
4.82%, 01/26/2034(d)	474,000	476,802

		6,257,659

Auto Parts & Equipment-0.37%
American Honda Finance Corp., 4.70%, 01/12/2028	1,396,000	1,410,266
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(c)	1,225,000	1,078,090
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(c)	955,000	771,950

		3,260,306

Automobile Manufacturers-1.19%
BMW US Capital LLC (Germany), 3.70%, 04/01/2032(b)(c)	177,000	164,444
Ford Motor Co., 6.10%, 08/19/2032(b)	1,839,000	1,806,741
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	2,541,000	2,271,451
7.35%, 11/04/2027	1,305,000	1,371,881
7.35%, 03/06/2030	962,000	1,010,947
General Motors Financial Co., Inc.
3.80%, 04/07/2025	163,000	158,386
5.00%, 04/09/2027(b)	470,000	465,875
4.30%, 04/06/2029	418,000	391,165
Hyundai Capital America
5.88%, 04/07/2025(b)(c)	45,000	45,478
2.00%, 06/15/2028(b)(c)	153,000	129,754
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(c)	201,000	173,728
PACCAR Financial Corp., 4.60%, 01/10/2028	478,000	484,996
Toyota Motor Credit Corp.
4.63%, 01/12/2028(b)	815,000	823,667
4.70%, 01/12/2033(b)	299,000	304,162
Volkswagen Group of America Finance LLC (Germany), 4.60%, 06/08/2029(c)	864,000	847,137

		10,449,812

Automotive Retail-0.37%
AutoZone, Inc., 4.75%, 08/01/2032	429,000	429,498
Lithia Motors, Inc., 3.88%, 06/01/2029(b)(c)	2,262,000	1,925,166
Sonic Automotive, Inc., 4.88%, 11/15/2031(c)	1,069,000	855,200

		3,209,864

Broadcasting-0.00%
Fox Corp., 4.71%, 01/25/2029	41,000	40,559

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Building Products-0.03%
HP Communities LLC
5.78%, 03/15/2046(c)	$150,000	$151,745
5.86%, 09/15/2053(c)	100,000	89,898
Masco Corp., 2.00%, 02/15/2031(b)	34,000	27,554

		269,197

Cable & Satellite-0.55%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/2029(b)(c)	1,604,000	1,549,697
7.38%, 03/01/2031(c)	942,000	944,944
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
5.05%, 03/30/2029	42,000	40,962
3.50%, 03/01/2042	182,000	126,797
Comcast Corp.
4.15%, 10/15/2028	17,000	16,856
5.50%, 11/15/2032(b)	1,227,000	1,321,998
3.25%, 11/01/2039	88,000	73,281
3.45%, 02/01/2050	66,000	52,369
2.80%, 01/15/2051	33,000	22,934
2.89%, 11/01/2051	7,000	4,897
2.99%, 11/01/2063	6,000	4,033
Cox Communications, Inc., 2.95%, 10/01/2050(c)	31,000	20,370
Sirius XM Radio, Inc., 3.88%, 09/01/2031(c)	759,000	626,653

		4,805,791

Casinos & Gaming-0.02%
MGM China Holdings Ltd. (Macau), 5.38%, 05/15/2024(b)(c)	218,000	211,961

Construction Machinery & Heavy Trucks-0.14%
Daimler Trucks Finance North America LLC (Germany)
3.65%, 04/07/2027(c)	766,000	735,327
5.13%, 01/19/2028(b)(c)	504,000	509,123

		1,244,450

Consumer Finance-0.58%
American Express Co.
2.55%, 03/04/2027	232,000	215,289
4.99%, 05/26/2033(d)	460,000	456,460
4.42%, 08/03/2033(d)	688,000	668,465
OneMain Finance Corp., 3.88%, 09/15/2028	1,014,000	853,028
Synchrony Financial, 7.25%, 02/02/2033	2,879,000	2,885,730

		5,078,972

Copper-0.08%
PT Freeport Indonesia (Indonesia), 5.32%, 04/14/2032(c)	716,000	683,867

Data Processing & Outsourced Services-0.15%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(c)	976,000	872,156
Fidelity National Information Services, Inc., 3.10%, 03/01/2041	35,000	26,213

	Principal Amount	Value
Data Processing & Outsourced Services-(continued)
PayPal Holdings, Inc.
2.85%, 10/01/2029(b)	$7,000	$6,306
5.05%, 06/01/2052(b)	432,000	421,174

		1,325,849

Distributors-0.04%
Genuine Parts Co., 2.75%, 02/01/2032	375,000	312,784

Diversified Banks-9.70%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(c)	280,000	267,344
African Export-Import Bank (The) (Supranational)
2.63%, 05/17/2026(c)	398,000	361,883
3.80%, 05/17/2031(c)	500,000	426,603
Australia and New Zealand Banking Group Ltd. (Australia)
6.74%, 12/08/2032(c)	1,421,000	1,511,200
6.75%(c)(d)(e)	1,240,000	1,251,575
Banco do Brasil S.A. (Brazil), 3.25%, 09/30/2026(c)	624,000	576,429
Bank of America Corp. 5.62% (SOFR + 1.05%), 02/04/2028(f)	791,000	779,465
4.38%, 04/27/2028(d)	550,000	538,121
4.95%, 07/22/2028(d)	656,000	657,511
2.69%, 04/22/2032(d)	163,000	137,722
2.57%, 10/20/2032(d)	149,000	123,312
2.97%, 02/04/2033(d)	191,000	162,991
4.57%, 04/27/2033(d)	673,000	650,954
5.02%, 07/22/2033(b)(d)	899,000	899,249
2.48%, 09/21/2036(d)	217,000	169,521
3.85%, 03/08/2037(d)	213,000	185,880
Series TT, 6.13%(b)(d)(e)	1,453,000	1,458,086
Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(d)	1,464,000	1,559,848
Barclays PLC (United Kingdom)
7.44%, 11/02/2033(d)	1,366,000	1,540,620
8.00%(d)(e)	1,692,000	1,703,252
BNP Paribas S.A. (France), 1.32%, 01/13/2027(c)(d)	431,000	386,654
BPCE S.A. (France), 5.98%, 01/18/2027(b)(c)(d)	1,606,000	1,627,057
Citigroup, Inc.
5.25% (SOFR + 0.69%), 01/25/2026(f)	231,000	228,413
4.66%, 05/24/2028(d)	389,000	385,150
3.98%, 03/20/2030(d)	66,000	62,131
2.57%, 06/03/2031(d)	57,000	48,405
3.79%, 03/17/2033(d)	415,000	376,310
4.91%, 05/24/2033(d)	445,000	439,818
3.88%(b)(d)(e)	1,432,000	1,310,853
Series A, 8.87% (3 mo. USD LIBOR + 4.07%)(e)(f)	248,000	250,604
Series P, 5.95%(d)(e)	330,000	322,006
Cooperatieve Rabobank U.A. (Netherlands)
3.65%, 04/06/2028(c)(d)	652,000	618,538
4.66%, 08/22/2028(c)(d)	1,191,000	1,180,019
3.76%, 04/06/2033(b)(c)(d)	584,000	523,773

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Diversified Banks-(continued)
Corp. Andina de Fomento (Supranational), 1.25%, 10/26/2024	$2,769,000	$2,576,834
Credit Suisse AG (Switzerland)
7.95%, 01/09/2025	1,910,000	1,957,354
5.00%, 07/09/2027	1,619,000	1,536,817
7.50%, 02/15/2028	2,317,000	2,433,062
Federation des caisses Desjardins du Quebec (Canada)
5.28%, 01/23/2026(c)(d)	446,000	448,027
4.55%, 08/23/2027(b)(c)	1,818,000	1,799,155
HSBC Holdings PLC (United Kingdom)
5.78% (SOFR + 1.43%), 03/10/2026(f)	999,000	998,274
5.21%, 08/11/2028(d)	1,260,000	1,266,788
5.40%, 08/11/2033(d)	1,519,000	1,518,379
8.11%, 11/03/2033(b)(d)	1,496,000	1,717,986
ING Groep N.V. (Netherlands), 5.48% (SOFR + 1.01%), 04/01/2027(f)	885,000	859,301
JPMorgan Chase & Co.
5.71% (3 mo. USD LIBOR + 0.89%), 07/23/2024(f)	52,000	52,144
4.32%, 04/26/2028(d)	546,000	535,423
4.85%, 07/25/2028(d)	700,000	700,240
3.70%, 05/06/2030(d)	66,000	61,531
2.96%, 01/25/2033(d)	104,000	89,224
4.59%, 04/26/2033(d)	486,000	472,209
4.91%, 07/25/2033(b)(d)	1,073,000	1,069,824
5.72%, 09/14/2033(b)(d)	1,699,000	1,754,570
KeyBank N.A., 4.90%, 08/08/2032	1,728,000	1,689,786
Macquarie Bank Ltd. (Australia), 6.80%, 01/18/2033(c)	1,162,000	1,206,431
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	1,553,000	1,550,685
Mitsubishi UFJ Financial Group, Inc. (Japan)
1.64%, 10/13/2027(b)(d)	423,000	373,058
5.02%, 07/20/2028(b)(d)	1,079,000	1,080,568
1.80%, 07/20/2033(d)	1,206,000	1,212,494
Mizuho Financial Group, Inc. (Japan), 5.67%, 09/13/2033(b)(d)	1,480,000	1,530,545
Multibank Inc. (Panama), 7.75%, 02/03/2028(c)	1,152,000	1,169,556
National Australia Bank Ltd. (Australia), 6.43%, 01/12/2033(c)	1,474,000	1,533,920
National Securities Clearing Corp., 5.10%, 11/21/2027(c)	1,359,000	1,390,682
Nordea Bank Abp (Finland)
4.75%, 09/22/2025(c)	1,408,000	1,407,617
5.38%, 09/22/2027(c)	858,000	877,665
6.63%(c)(d)(e)	859,000	851,484
Royal Bank of Canada (Canada) 5.26% (SOFR + 0.71%),
01/21/2027(f)	772,000	754,774
5.00%, 02/01/2033	1,471,000	1,494,509
Societe Generale S.A. (France)
6.69%, 01/10/2034(c)(d)	1,308,000	1,399,563
7.37%, 01/10/2053(c)	2,126,000	2,308,248
9.38%(b)(c)(d)(e)	881,000	948,176

	Principal Amount	Value
Diversified Banks-(continued)
Standard Chartered PLC (United Kingdom)
2.68%, 06/29/2032(b)(c)(d)	$810,000	$662,697
4.30%(c)(d)(e)	1,362,000	1,169,822
7.75%(b)(c)(d)(e)	2,174,000	2,185,566
7.75%(b)(c)(d)(e)	2,112,000	2,170,080
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.13%, 07/08/2030	594,000	491,532
2.14%, 09/23/2030	97,000	77,790
5.77%, 01/13/2033	891,000	943,225
Swedbank AB (Sweden), 5.34%, 09/20/2027(c)	1,031,000	1,043,996
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(d)	1,522,000	1,619,028
U.S. Bancorp
4.55%, 07/22/2028(b)(d)	697,000	696,307
4.97%, 07/22/2033(d)	569,000	567,060
5.85%, 10/21/2033(d)	1,099,000	1,181,277
4.84%, 02/01/2034(d)	2,501,000	2,489,214
2.49%, 11/03/2036(d)	806,000	644,823
Wells Fargo & Co.
3.53%, 03/24/2028(d)	206,000	196,004
4.81%, 07/25/2028(d)	402,000	401,352
4.15%, 01/24/2029	80,000	77,733
4.90%, 07/25/2033(b)(d)	397,000	395,744
4.61%, 04/25/2053(d)	597,000	557,978

		84,919,428

Diversified Capital Markets-1.33%
Credit Suisse Group AG (Switzerland)
6.44%, 08/11/2028(c)(d)	1,665,000	1,611,307
6.54%, 08/12/2033(c)(d)	1,843,000	1,770,965
9.02%, 11/15/2033(c)(d)	1,572,000	1,767,471
4.50%(b)(c)(d)(e)	810,000	543,712
5.10%(c)(d)(e)	492,000	346,860
5.25%(c)(d)(e)	471,000	354,428
7.50%(c)(d)(e)	631,000	585,730
9.75%(b)(c)(d)(e)	1,581,000	1,537,522
OWL Rock Core Income Corp., 4.70%, 02/08/2027(b)	275,000	251,847
UBS Group AG (Switzerland)
5.71%, 01/12/2027(b)(c)(d)	491,000	497,497
4.75%, 05/12/2028(c)(d)	916,000	900,927
5.96%, 01/12/2034(c)(d)	1,383,000	1,457,768

		11,626,034

Diversified Chemicals-0.21%
Celanese US Holdings LLC
5.90%, 07/05/2024	893,000	898,377
6.05%, 03/15/2025	954,000	961,706

		1,860,083

Diversified Metals & Mining-0.15%
Corp. Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(c)	674,000	678,710
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)(c)	746,000	657,472

		1,336,182

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Diversified REITs-0.25%
Atlantic Marine Corps Communities LLC, 5.34%, 12/01/2050(c)	$92,337	$87,353
CubeSmart L.P., 2.25%, 12/15/2028	57,000	48,943
Fort Benning Family Communities LLC, 5.81%, 01/15/2051(c)	200,000	180,760
Trust Fibra Uno (Mexico), 4.87%, 01/15/2030(c)	880,000	809,063
VICI Properties L.P.
4.75%, 02/15/2028	547,000	530,375
4.95%, 02/15/2030(b)	547,000	529,709

		2,186,203

Diversified Support Services-0.08%
Atento Luxco 1 S.A. (Brazil), 8.00%, 02/10/2026(c)	1,305,000	713,835

Education Services-0.22%
Grand Canyon University, 3.25%, 10/01/2023	1,235,000	1,219,562
Johns Hopkins University (The), Series A, 4.71%, 07/01/2032(b)	703,000	728,059

		1,947,621

Electric Utilities-2.26%
AEP Texas, Inc.
4.70%, 05/15/2032	265,000	264,221
5.25%, 05/15/2052	311,000	317,905
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(c)	971,446	780,192
American Electric Power Co., Inc.
5.75%, 11/01/2027(b)	628,000	655,853
5.95%, 11/01/2032(b)	489,000	526,166
3.88%, 02/15/2062(d)	735,000	630,771
Commonwealth Edison Co., Series 127, 3.20%, 11/15/2049	49,000	37,306
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	559,000	599,380
Consolidated Edison Co. of New York, Inc., 6.15%, 11/15/2052	287,000	333,705
Duke Energy Carolinas LLC
4.95%, 01/15/2033	1,134,000	1,165,093
5.35%, 01/15/2053	1,023,000	1,082,339
Duke Energy Corp.
5.00%, 12/08/2027	357,000	363,066
4.30%, 03/15/2028(b)	352,000	347,053
5.00%, 08/15/2052	819,000	784,146
3.25%, 01/15/2082(d)	230,000	188,038
Enel Finance America LLC (Italy), 7.10%, 10/14/2027(c)	533,000	571,630
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(c)	1,072,000	1,111,415
Interconexion Electrica S.A. ESP (Colombia), 3.83%, 11/26/2033(c)	439,000	367,764
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(c)	4,464,000	4,311,108
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/2032	206,000	177,129
5.80%, 01/15/2033(b)	460,000	496,591
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	754,000	755,604
5.00%, 07/15/2032(b)	236,000	240,189

	Principal Amount	Value
Electric Utilities-(continued)
PacifiCorp, 5.35%, 12/01/2053	$2,211,000	$2,364,417
Southern Co. (The), 5.70%, 10/15/2032	504,000	537,873
Tampa Electric Co., 5.00%, 07/15/2052	276,000	272,349
Virginia Electric & Power Co.
Series B, 3.75%, 05/15/2027	189,000	184,390
Series C, 4.63%, 05/15/2052	389,000	365,856

		19,831,549

Electrical Components & Equipment-0.98%
CenterPoint Energy Houston Electric LLC
Series AI, 4.45%, 10/01/2032	849,000	851,667
Series AJ, 4.85%, 10/01/2052	642,000	649,002
Regal Rexnord Corp.
6.05%, 04/15/2028(c)	1,500,000	1,523,610
6.30%, 02/15/2030(c)	581,000	592,895
6.40%, 04/15/2033(c)	2,553,000	2,620,274
Sensata Technologies B.V.
4.00%, 04/15/2029(c)	2,179,000	1,959,084
5.88%, 09/01/2030(c)	411,000	403,805

		8,600,337

Electronic Components-0.01%
Corning, Inc., 5.45%, 11/15/2079	58,000	55,768

Electronic Equipment & Instruments-0.02%
Vontier Corp.
2.40%, 04/01/2028	95,000	78,416
2.95%, 04/01/2031	97,000	75,242

		153,658

Environmental & Facilities Services-0.13%
Clean Harbors, Inc., 6.38%, 02/01/2031(c)	639,000	651,684
GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(b)(c)	509,000	454,583

		1,106,267

Financial Exchanges & Data-0.49%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(c)	1,382,000	1,214,432
Cboe Global Markets, Inc., 3.00%, 03/16/2032	562,000	490,660
Intercontinental Exchange, Inc.
4.00%, 09/15/2027	382,000	377,344
4.35%, 06/15/2029	293,000	290,838
4.60%, 03/15/2033(b)	376,000	373,752
4.95%, 06/15/2052	518,000	514,157
5.20%, 06/15/2062	392,000	393,138
Moody’s Corp.
4.25%, 08/08/2032	200,000	194,310
3.75%, 02/25/2052	206,000	169,331
3.10%, 11/29/2061	381,000	259,109
S&P Global, Inc., 1.25%, 08/15/2030(b)	27,000	21,555

		4,298,626

Food Distributors-0.09%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(c)	884,000	754,538

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
General Merchandise Stores-0.52%
Dollar General Corp.
4.63%, 11/01/2027	$341,000	$341,178
5.00%, 11/01/2032(b)	300,000	304,622
5.50%, 11/01/2052	596,000	624,183
Target Corp.
4.50%, 09/15/2032(b)	783,000	790,543
4.40%, 01/15/2033	1,545,000	1,545,362
4.80%, 01/15/2053	964,000	975,401

		4,581,289

Health Care Equipment-0.17%
Alcon Finance Corp. (Switzerland)
5.38%, 12/06/2032(b)(c)	798,000	836,013
5.75%, 12/06/2052(c)	636,000	688,925

		1,524,938

Health Care Facilities-0.08%
Tenet Healthcare Corp., 6.13%, 06/15/2030(c)	675,000	656,016

Health Care REITs-0.00%
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	33,000	26,069

Health Care Services-0.35%
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	2,000,000	1,321,116
Series 2032, 2.04%, 01/01/2032	1,275,000	1,025,181
Series 2042, 2.72%, 01/01/2042	1,000,000	728,293

		3,074,590

Highways & Railtracks-0.04%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(c)	369,554	305,806

Home Improvement Retail-0.49%
Home Depot, Inc. (The), 4.95%, 09/15/2052(b)	433,000	446,639
Lowe’s Cos., Inc.
5.00%, 04/15/2033(b)	1,593,000	1,615,035
5.63%, 04/15/2053(b)	1,190,000	1,229,721
5.80%, 09/15/2062	994,000	1,034,519

		4,325,914

Homebuilding-0.11%
Lennar Corp., 4.75%, 11/29/2027(b)	464,000	458,063
M.D.C. Holdings, Inc.
3.85%, 01/15/2030	156,000	133,315
3.97%, 08/06/2061	546,000	330,279

		921,657

Household Products-0.03%
Colgate-Palmolive Co., 3.10%, 08/15/2027	282,000	273,476

Hypermarkets & Super Centers-0.13%
Walmart, Inc.
4.15%, 09/09/2032(b)	558,000	559,443
4.50%, 09/09/2052	582,000	585,864

		1,145,307

Independent Power Producers & Energy Traders-0.26%
AES Corp. (The), 2.45%, 01/15/2031 .	54,000	44,688
Calpine Corp., 3.75%, 03/01/2031(c)	833,000	695,566

	Principal Amount	Value
Independent Power Producers & Energy Traders-(continued)
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(c)	$1,137,000	$813,378
Vistra Corp., 7.00%(c)(d)(e)	796,000	745,323

		2,298,955

Industrial Conglomerates-0.33%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(c)	931,000	858,056
Honeywell International, Inc., 5.00%, 02/15/2033	1,918,000	2,021,282

		2,879,338

Insurance Brokers-0.04%
Marsh & McLennan Cos., Inc., 6.25%, 11/01/2052	320,000	386,129

Integrated Oil & Gas-0.83%
BP Capital Markets America, Inc., 3.06%, 06/17/2041	173,000	138,165
BP Capital Markets PLC (United Kingdom), 4.38%(d)(e)	182,000	176,040
Ecopetrol S.A. (Colombia), 8.88%, 01/13/2033(b)	2,530,000	2,598,727
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(c)	143,000	131,125
Petroleos Mexicanos (Mexico)
8.75%, 06/02/2029	2,074,000	2,022,298
6.70%, 02/16/2032	1,323,000	1,099,989
10.00%, 02/07/2033(c)	915,000	893,955
Shell International Finance B.V. (Netherlands), 3.00%, 11/26/2051	277,000	204,042

		7,264,341

Integrated Telecommunication Services-0.49%
AT&T, Inc.
5.92% (3 mo. USD LIBOR + 1.18%), 06/12/2024(f)	18,000	18,195
3.55%, 09/15/2055	33,000	24,191
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(c)(d)	1,870,000	1,675,885
IHS Holding Ltd. (Nigeria)
5.63%, 11/29/2026(c)	771,000	654,579
6.25%, 11/29/2028(c)	586,000	481,803
Level 3 Financing, Inc., 3.75%, 07/15/2029(c)	846,000	619,517
Sitios Latinoamerica S.A.B. de C.V. (Mexico), 5.38%, 04/04/2032(c)	789,000	736,674
Verizon Communications, Inc., 3.88%, 02/08/2029	35,000	33,722

		4,244,566

Interactive Home Entertainment-0.17%
Roblox Corp., 3.88%, 05/01/2030(b)(c)	1,712,000	1,447,924

Interactive Media & Services-0.26%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)(c)	321,000	302,140
Meta Platforms, Inc.
3.85%, 08/15/2032	380,000	353,505
4.45%, 08/15/2052	895,000	782,784
4.65%, 08/15/2062	917,000	805,276

		2,243,705

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Internet & Direct Marketing Retail-0.09%
Prosus N.V. (China), 3.26%, 01/19/2027(c)	$875,000	$794,902

Internet Services & Infrastructure-0.08%
Twilio, Inc., 3.88%, 03/15/2031(b)	714,000	590,294
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(c)	152,000	131,303

		721,597

Investment Banking & Brokerage-1.10%
Charles Schwab Corp. (The)
5.37% (SOFR + 1.05%), 03/03/2027(f)	648,000	644,289
2.90%, 03/03/2032(b)	217,000	192,496
Series K, 5.00%(b)(d)(e)	446,000	431,505
Goldman Sachs Group, Inc. (The)
4.95% (SOFR + 0.58%), 03/08/2024(f)	323,000	322,563
5.24% (SOFR + 0.70%), 01/24/2025(f)	604,000	600,891
5.17% (SOFR + 0.79%), 12/09/2026(f)	258,000	250,926
5.19% (SOFR + 0.81%), 03/09/2027(f)	454,000	442,009
5.46% (SOFR + 0.92%), 10/21/2027(f)	902,000	877,373
5.37% (SOFR + 1.12%), 02/24/2028(f)	222,000	217,736
3.62%, 03/15/2028(d)	457,000	435,419
4.48%, 08/23/2028(b)(d)	406,000	399,236
2.62%, 04/22/2032(d)	39,000	32,608
2.65%, 10/21/2032(d)	177,000	146,172
3.21%, 04/22/2042(d)	43,000	33,752
3.44%, 02/24/2043(d)	156,000	125,666
Series V, 4.13%(b)(d)(e)	746,000	664,484
JAB Holdings B.V. (Austria), 4.50%, 04/08/2052(c)	2,856,000	2,132,112
Morgan Stanley
5.18% (SOFR + 0.63%), 01/24/2025(f)	329,000	327,241
5.12%, 02/01/2029(b)(d)	721,000	729,406
5.95%, 01/19/2038(d)	580,000	593,317
3.22%, 04/22/2042(d)	31,000	24,802

		9,624,003

IT Consulting & Other Services-0.02%
DXC Technology Co., 2.38%, 09/15/2028(b)	177,000	152,578

Leisure Products-0.19%
Brunswick Corp.
4.40%, 09/15/2032(b)	398,000	344,661
5.10%, 04/01/2052	1,770,000	1,328,231

		1,672,892

Life & Health Insurance-2.19%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	147,000	145,187
Athene Global Funding, 1.45%, 01/08/2026(c)	85,000	75,724
Athene Holding Ltd.
6.15%, 04/03/2030	60,000	61,960
3.45%, 05/15/2052	219,000	147,616

	Principal Amount	Value
Life & Health Insurance-(continued)
Delaware Life Global Funding
Series 21-1, 2.66%, 06/29/2026(c)	$4,125,000	$3,761,069
Series 22-1, 3.31%, 03/10/2025(c)	2,375,000	2,253,281
F&G Annuities & Life, Inc., 7.40%, 01/13/2028(c)	1,236,000	1,267,644
F&G Global Funding, 0.90%, 09/20/2024(c)	359,000	332,018
GA Global Funding Trust
2.25%, 01/06/2027(c)	412,000	370,509
2.90%, 01/06/2032(c)	587,000	481,654
Lincoln National Corp., Series C, 9.25%(b)(d)(e)	616,000	682,220
MAG Mutual Holding Co., 4.75%, 04/30/2041(g)	3,179,000	2,636,949
MetLife, Inc.
9.25%, 04/08/2038(c)	350,000	423,103
5.00%, 07/15/2052	235,000	238,703
5.25%, 01/15/2054	1,833,000	1,909,519
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(c)	22,000	17,007
New York Life Global Funding, 4.55%, 01/28/2033(c)	1,495,000	1,500,441
Pacific Life Global Funding II
5.28% (SOFR + 0.80%), 03/30/2025(c)(f)	1,518,000	1,502,244
4.95% (SOFR + 0.62%), 06/04/2026(c)(f)	626,000	603,465
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(c)	49,000	34,884
Prudential Financial, Inc., 6.00%, 09/01/2052(b)(d)	774,000	773,122

		19,218,319

Life Sciences Tools & Services-0.02%
Illumina, Inc., 2.55%, 03/23/2031	193,000	160,142

Managed Health Care-1.04%
Centene Corp., 2.50%, 03/01/2031(b)	1,185,000	970,429
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/2041	1,760,000	1,360,933
Series 2021, 3.00%, 06/01/2051	2,180,000	1,623,897
UnitedHealth Group, Inc.
3.70%, 05/15/2027(b)	241,000	237,122
5.25%, 02/15/2028	895,000	933,434
4.00%, 05/15/2029	999,000	980,332
5.30%, 02/15/2030	1,522,000	1,601,068
5.35%, 02/15/2033(b)	1,310,000	1,397,163

		9,104,378

Movies & Entertainment-0.40%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042(c)	1,009,000	862,684
5.14%, 03/15/2052(c)	733,000	609,779
5.39%, 03/15/2062(c)	1,102,000	918,765
WMG Acquisition Corp., 3.00%, 02/15/2031(b)(c)	1,333,000	1,107,210

		3,498,438

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Multi-line Insurance-0.08%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	$432,000	$375,947
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052(c)	328,000	349,079

		725,026

Multi-Utilities-0.72%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(d)	3,583,000	3,032,042
Ameren Illinois Co., 5.90%, 12/01/2052(b)	341,000	397,251
Dominion Energy, Inc.
5.38%, 11/15/2032(b)	1,517,000	1,562,225
Series C, 3.38%, 04/01/2030	28,000	25,545
WEC Energy Group, Inc.
5.15%, 10/01/2027	635,000	649,484
4.75%, 01/15/2028	590,000	593,276

		6,259,823

Office REITs-0.23%
Boston Properties L.P., 3.25%, 01/30/2031	22,000	18,934
Brandywine Operating Partnership L.P., 7.55%, 03/15/2028	1,197,000	1,202,934
Office Properties Income Trust
4.25%, 05/15/2024	602,000	584,408
2.40%, 02/01/2027	251,000	193,083

		1,999,359

Oil & Gas Equipment & Services-0.16%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(c)	728,000	742,458
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)(c)	1,052,000	675,398

		1,417,856

Oil & Gas Exploration & Production-1.00%
Apache Corp., 7.75%, 12/15/2029	682,000	726,111
CNX Resources Corp., 7.38%, 01/15/2031(b)(c)	498,000	484,925
Diamondback Energy, Inc., 6.25%, 03/15/2053	1,779,000	1,863,698
EQT Corp., 5.70%, 04/01/2028	361,000	365,625
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 2.94%, 09/30/2040(c)	1,726,223	1,415,128
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	460,000	468,045
Murphy Oil Corp., 6.38%, 07/15/2028(b)	592,000	586,105
Rockcliff Energy II LLC, 5.50%, 10/15/2029(c)	1,058,000	1,007,888
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(c)	740,000	768,912
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(c)	1,278,000	1,078,670

		8,765,107

Oil & Gas Storage & Transportation-1.39%
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	230,000	269,351

	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Enbridge, Inc. (Canada)
5.20% (SOFR + 0.63%), 02/16/2024(f)	$1,122,000	$1,118,249
7.38%, 01/15/2083(b)(d)	1,044,000	1,046,311
7.63%, 01/15/2083(d)	792,000	817,576
Energy Transfer L.P.
5.50%, 06/01/2027	432,000	438,770
5.55%, 02/15/2028	238,000	242,180
5.75%, 02/15/2033	573,000	589,580
6.00%, 06/15/2048	6,000	5,900
Series 20Y, 5.80%, 06/15/2038	6,000	5,918
Kinder Morgan, Inc.
7.80%, 08/01/2031	351,000	405,503
4.80%, 02/01/2033(b)	591,000	571,786
5.20%, 06/01/2033	1,603,000	1,599,069
5.45%, 08/01/2052(b)	1,241,000	1,192,321
Kinetik Holdings L.P., 5.88%, 06/15/2030(c)	274,000	260,666
MPLX L.P., 4.95%, 03/14/2052(b)	631,000	560,173
NGPL PipeCo LLC, 7.77%, 12/15/2037(c)	407,000	457,429
ONEOK, Inc., 6.10%, 11/15/2032(b)	427,000	449,432
Targa Resources Corp.
5.20%, 07/01/2027	446,000	448,686
6.25%, 07/01/2052	506,000	514,003
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(c)	1,125,000	957,094
Williams Cos., Inc. (The), 2.60%, 03/15/2031	245,000	207,568

		12,157,565

Other Diversified Financial Services-0.92%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.50%, 09/15/2023	442,000	439,620
1.75%, 01/30/2026	408,000	366,906
AMC East Communities LLC, 6.01%, 01/15/2053(c)	184,755	182,558
Avolon Holdings Funding Ltd. (Ireland), 4.25%, 04/15/2026(c)	54,000	51,308
Corebridge Financial, Inc.
4.40%, 04/05/2052(c)	203,000	174,120
6.88%, 12/15/2052(b)(c)(d)	1,041,000	1,037,024
Jackson Financial, Inc.
5.17%, 06/08/2027(b)	336,000	340,131
5.67%, 06/08/2032(b)	386,000	381,447
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(c)	219,955	193,390
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(c)	1,730,000	1,732,658
Pacific Beacon LLC
5.38%, 07/15/2026(c)	51,126	51,530
5.51%, 07/15/2036(c)	500,000	493,720
Pershing Square Holdings Ltd.
3.25%, 11/15/2030(c)	1,000,000	798,475
3.25%, 10/01/2031(c)	2,300,000	1,781,419

		8,024,306

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Packaged Foods & Meats-0.26%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.63%, 01/15/2032(b)(c)	$540,000	$451,796
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(c)	2,130,000	1,807,134

		2,258,930

Paper Packaging-0.05%
Berry Global, Inc.
4.88%, 07/15/2026(c)	290,000	282,828
1.65%, 01/15/2027	192,000	168,061

		450,889

Pharmaceuticals-0.04%
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	489,000	355,837

Property & Casualty Insurance-0.10%
Fairfax Financial Holdings Ltd. (Canada), 3.38%, 03/03/2031	250,000	213,092
First American Financial Corp., 4.30%, 02/01/2023	37,000	37,000
Liberty Mutual Group, Inc., 5.50%, 06/15/2052(c)	540,000	537,385
Progressive Corp. (The), 2.50%, 03/15/2027	133,000	124,281

		911,758

Railroads-0.76%
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	419,000	461,134
CSX Corp.
6.15%, 05/01/2037	1,098,000	1,224,374
4.50%, 11/15/2052(b)	899,000	835,877
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(c)	663,000	474,537
Union Pacific Corp.
4.50%, 01/20/2033(b)	1,183,000	1,193,942
4.95%, 09/09/2052(b)	1,166,000	1,194,626
5.15%, 01/20/2063	1,195,000	1,239,074

		6,623,564

Real Estate Development-0.36%
Agile Group Holdings Ltd. (China)
5.75%, 01/02/2025(c)	208,000	131,075
5.50%, 04/21/2025(c)	874,000	542,366
6.05%, 10/13/2025(c)	488,000	286,884
5.50%, 05/17/2026(c)	425,000	242,293
Essential Properties L.P., 2.95%, 07/15/2031	123,000	93,574
Greentown China Holdings Ltd. (China), 4.70%, 04/29/2025(c)	962,000	899,470
Logan Group Co. Ltd. (China)
4.25%, 07/12/2025(b)(c)	725,000	217,518
4.50%, 01/13/2028(c)	250,000	75,631
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	33,000	25,965
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(c)	730,000	633,283

		3,148,059

	Principal Amount	Value
Regional Banks-2.05%
Citizens Financial Group, Inc.
4.30%, 12/03/2025	$354,000	$345,509
2.50%, 02/06/2030	33,000	28,100
5.64%, 05/21/2037(d)	748,000	721,425
Series G, 4.00%(d)(e)	1,481,000	1,286,876
Fifth Third Bancorp
2.55%, 05/05/2027	21,000	19,381
6.36%, 10/27/2028(b)(d)	738,000	781,387
4.77%, 07/28/2030(d)	855,000	845,685
4.34%, 04/25/2033(d)	290,000	274,372
Huntington Bancshares, Inc.
4.44%, 08/04/2028(d)	315,000	307,032
2.49%, 08/15/2036(d)	111,000	83,898
KeyCorp, 4.79%, 06/01/2033(b)(d)	286,000	280,120
M&T Bank Corp., 5.05%, 01/27/2034(b)(d)	1,099,000	1,097,039
PNC Financial Services Group, Inc. (The)
4.63%, 06/06/2033(b)(d)	1,001,000	968,917
6.04%, 10/28/2033(d)	866,000	936,780
5.07%, 01/24/2034(d)	1,193,000	1,204,316
Series U, 6.00%(b)(d)(e)	907,000	904,642
Series V, 6.20%(b)(d)(e)	1,228,000	1,231,438
SVB Financial Group
Series D, 4.25%(d)(e)	2,008,000	1,608,207
Series E, 4.70%(d)(e)	1,348,000	1,037,960
Truist Financial Corp.
4.12%, 06/06/2028(b)(d)	352,000	344,489
4.87%, 01/26/2029(d)	1,179,000	1,186,209
4.92%, 07/28/2033(d)	1,545,000	1,519,677
6.12%, 10/28/2033(b)(d)	854,000	931,319

		17,944,778

Reinsurance-0.17%
Global Atlantic Fin Co.
4.40%, 10/15/2029(c)	97,000	84,031
4.70%, 10/15/2051(c)(d)	1,648,000	1,421,031

		1,505,062

Renewable Electricity-0.03%
NSTAR Electric Co., 4.55%, 06/01/2052	312,000	301,054

Residential REITs-0.08%
American Homes 4 Rent L.P.
2.38%, 07/15/2031	29,000	23,695
3.63%, 04/15/2032(b)	276,000	245,586
AvalonBay Communities, Inc., 5.00%, 02/15/2033(b)	300,000	311,960
Mid-America Apartments L.P., 2.88%, 09/15/2051	31,000	21,653
Spirit Realty L.P.
2.10%, 03/15/2028	39,000	32,663
2.70%, 02/15/2032	38,000	29,524
Sun Communities Operating L.P., 2.70%, 07/15/2031	34,000	28,020

		693,101

Restaurants-0.35%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(c)	746,000	636,006

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Restaurants-(continued)
Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(c)	$1,363,000	$1,339,597
McDonald’s Corp., 5.15%, 09/09/2052(b)	1,055,000	1,086,816

		3,062,419

Retail REITs-0.12%
Agree L.P., 2.00%, 06/15/2028	44,000	37,566
Kimco Realty OP LLC, 2.70%, 10/01/2030	29,000	24,675
Kite Realty Group Trust, 4.75%, 09/15/2030	59,000	54,412
Realty Income Corp.
2.20%, 06/15/2028	33,000	29,245
4.85%, 03/15/2030	289,000	289,680
5.63%, 10/13/2032(b)	595,000	631,493

		1,067,071

Semiconductor Equipment-0.09%
Entegris Escrow Corp., 5.95%, 06/15/2030(c)	855,000	822,108

Semiconductors-0.21%
Broadcom, Inc., 3.19%, 11/15/2036(c)	60,000	45,925
Micron Technology, Inc.
4.98%, 02/06/2026	6,000	6,021
4.19%, 02/15/2027	21,000	20,484
SK hynix, Inc. (South Korea)
6.25%, 01/17/2026(b)(c)	1,080,000	1,091,888
6.50%, 01/17/2033(b)(c)	668,000	678,047
Skyworks Solutions, Inc., 1.80%, 06/01/2026	25,000	22,361

		1,864,726

Soft Drinks-0.26%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(c)	2,623,000	2,302,260

Sovereign Debt-2.80%
Airport Authority (Hong Kong)
4.88%, 01/12/2033(c)	870,000	904,596
3.25%, 01/12/2052(c)	1,670,000	1,295,085
Bahamas Government International Bond (Bahamas), 9.00%, 06/16/2029(c)	2,993,000	2,718,300
Bermuda Government International Bond (Bermuda), 5.00%, 07/15/2032(c)	892,000	897,827
Colombia Government International Bond (Colombia)
8.00%, 04/20/2033(b)	939,000	963,266
7.50%, 02/02/2034	650,000	643,147
Dominican Republic International Bond (Dominican Republic)
7.05%, 02/03/2031(c)	520,000	520,000
5.30%, 01/21/2041(c)	241,000	193,786
Egypt Government International Bond (Egypt), 5.88%, 02/16/2031(c)	382,000	273,470
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(c)	1,119,000	421,494
Indonesia Government International Bond (Indonesia), 4.55%, 01/11/2028	1,335,000	1,336,059

	Principal Amount	Value
Sovereign Debt-(continued)
Israel Government International Bond (Israel), 4.50%, 01/17/2033	$1,205,000	$1,212,134
Mexico Government International Bond (Mexico)
6.35%, 02/09/2035	620,000	659,554
4.40%, 02/12/2052	1,992,000	1,561,294
Oman Government International Bond (Oman), 6.25%, 01/25/2031(c)	795,000	824,844
Paraguay Government International Bond (Paraguay), 5.40%, 03/30/2050(c)	1,200,000	1,073,863
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(c)	1,886,000	1,474,310
Philippine Government International Bond (Philippines)
4.63%, 07/17/2028	561,000	566,636
5.00%, 07/17/2033	737,000	749,779
5.50%, 01/17/2048	684,000	714,948
Qatar Government International Bond (Qatar), 3.38%, 03/14/2024(c)	200,000	197,049
Romanian Government International Bond (Romania)
6.63%, 02/17/2028(c)	932,000	967,742
7.13%, 01/17/2033(c)	1,258,000	1,330,335
Saudi Government International Bond (Saudi Arabia)
4.75%, 01/18/2028(c)	625,000	633,938
4.88%, 07/18/2033(c)	1,150,000	1,172,281
5.00%, 01/18/2053(b)(c)	1,227,000	1,171,564

		24,477,301

Specialized Consumer Services-0.08%
Ashtead Capital, Inc. (United Kingdom), 5.55%, 05/30/2033(c)	660,000	662,938

Specialized Finance-0.48%
Blackstone Private Credit Fund
1.75%, 09/15/2024	227,000	212,124
7.05%, 09/29/2025(b)(c)	618,000	626,970
IP Lending VII Ltd. (Bermuda), Series 2022-7A, Class SNR, 8.00%, 10/11/2027(c)(g)	2,746,000	2,746,000
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)(c)	666,000	643,177

		4,228,271

Specialized REITs-0.50%
American Tower Corp.
2.70%, 04/15/2031	125,000	105,504
4.05%, 03/15/2032(b)	170,000	157,682
Crown Castle, Inc., 5.00%, 01/11/2028(b)	561,000	567,873
EPR Properties
4.75%, 12/15/2026	178,000	166,387
3.60%, 11/15/2031	212,000	164,103
Prologis L.P.
2.88%, 11/15/2029	183,000	164,751
4.63%, 01/15/2033(b)	1,162,000	1,172,282
SBA Communications Corp.
3.88%, 02/15/2027	1,190,000	1,100,775
3.13%, 02/01/2029(b)	892,000	756,806

		4,356,163

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Specialty Chemicals-0.68%
Braskem Idesa S.A.P.I. (Mexico)
7.45%, 11/15/2029(c)	$289,000	$238,875
6.99%, 02/20/2032(c)	1,647,000	1,222,206
Sasol Financing USA LLC (South Africa)
4.38%, 09/18/2026	1,785,000	1,644,868
5.50%, 03/18/2031(b)	3,250,000	2,839,655

		5,945,604

Steel-0.30%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027(b)	1,164,000	1,216,623
POSCO (South Korea)
5.63%, 01/17/2026(c)	774,000	785,854
5.75%, 01/17/2028(b)(c)	639,000	659,864

		2,662,341

Systems Software-0.48%
Oracle Corp.
6.25%, 11/09/2032(b)	2,674,000	2,908,920
6.90%, 11/09/2052	1,117,000	1,293,987

		4,202,907

Technology Hardware, Storage & Peripherals-0.07%
Apple, Inc.
3.35%, 08/08/2032(b)	562,000	525,526
2.80%, 02/08/2061	182,000	125,062

		650,588

Tobacco-0.08%
Philip Morris International, Inc.
5.63%, 11/17/2029	358,000	374,109
5.75%, 11/17/2032(b)	295,000	310,491

		684,600

Trading Companies & Distributors-0.36%
Air Lease Corp.
5.85%, 12/15/2027	826,000	843,525
5.30%, 02/01/2028(b)	1,592,000	1,590,192
Aircastle Ltd., 4.40%, 09/25/2023	40,000	39,660
GATX Corp., 4.90%, 03/15/2033(b)	668,000	656,192

		3,129,569

Trucking-0.40%
Aviation Capital Group LLC, 4.13%, 08/01/2025(c)	11,000	10,394
Penske Truck Leasing Co. L.P./PTL Finance Corp., 5.70%, 02/01/2028(c)	779,000	799,060
Ryder System, Inc., 4.30%, 06/15/2027	195,000	190,930
Triton Container International Ltd. (Bermuda)
2.05%, 04/15/2026(c)	742,000	657,993
3.15%, 06/15/2031(c)	2,283,000	1,837,794

		3,496,171

Wireless Telecommunication Services-0.42%
Rogers Communications, Inc. (Canada), 4.55%, 03/15/2052(c)	613,000	515,818
T-Mobile USA, Inc.
2.25%, 02/15/2026	226,000	209,785
2.63%, 04/15/2026	230,000	213,847
3.40%, 10/15/2052	432,000	315,748
5.65%, 01/15/2053	498,000	520,140

	Principal Amount	Value
Wireless Telecommunication Services-(continued)
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(c)	$556,000	$389,200
Vodafone Group PLC (United Kingdom)
4.13%, 06/04/2081(d)	882,000	715,214
5.13%, 06/04/2081(d)	1,011,000	778,364

		3,658,116

Total U.S. Dollar Denominated Bonds & Notes (Cost $432,131,351)		408,911,259

U.S. Treasury Securities-21.91%
U.S. Treasury Bills-0.34%(h)
4.15%, 03/09/2023(i)	654,000	651,081
4.47%-4.55%, 05/11/2023(i)	2,338,000	2,308,762

		2,959,843

U.S. Treasury Bonds-6.05%
4.00%, 11/15/2042	1,677,000	1,733,337
3.00%, 08/15/2052	57,959,800	51,298,951

		53,032,288

U.S. Treasury Notes-15.52%
4.13%, 01/31/2025	2,755,000	2,752,094
3.88%, 01/15/2026	1,400,200	1,400,200
3.50%, 01/31/2028	58,239,500	57,984,702
3.50%, 01/31/2030	7,429,300	7,403,762
4.13%, 11/15/2032	63,050,900	66,341,369

		135,882,127

Total U.S. Treasury Securities (Cost $190,952,805)		191,874,258

Asset-Backed Securities-21.69%
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(c)	4,460,000	3,892,329
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(c)(j)	80,491	76,682
Series 2020-3, Class A1, 1.69%, 04/25/2065(c)(j)	269,859	250,134
Series 2020-5, Class A1, 1.37%, 05/25/2065(c)(j)	314,683	289,911
Series 2021-3, Class A1, 1.07%, 05/25/2066(c)(j)	1,309,791	1,120,566
Series 2022-1, Class A1, 2.88%, 12/25/2066(c)(k)	2,736,544	2,513,966
Avis Budget Rental Car Funding (AESOP) LLC, Series 2023-1A, Class A, 5.25%, 04/20/2029(c)	718,000	726,919
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2017-2A, Class AR2, 6.00% (3 mo. USD LIBOR + 1.18%), 07/25/2034(c)(f)	3,000,000	2,958,210
Bayview MSR Opportunity Master Fund Trust
Series 2021-4, Class A3, 3.00%, 10/25/2051(c)(j)	1,776,451	1,546,496
Series 2021-4, Class A4, 2.50%, 10/25/2051(c)(j)	1,776,451	1,491,336
Series 2021-4, Class A8, 2.50%, 10/25/2051(c)(j)	1,681,602	1,501,614

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Series 2021-5, Class A1, 3.00%, 11/25/2051(c)(j)	$1,989,386	$1,736,822
Series 2021-5, Class A2, 2.50%, 11/25/2051(c)(j)	2,427,500	2,037,893
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 4.65% (1 mo. USD LIBOR + 0.14%), 11/25/2036(f)	139,208	134,946
Benchmark Mortgage Trust
Series 2018-B3, Class C, 4.53%, 04/10/2051(j)	2,500,000	2,153,923
Series 2019-B14, Class C, 3.77%, 12/15/2062(j)	930,000	739,630
Series 2019-B15, Class B, 3.56%, 12/15/2072	2,000,000	1,706,038
Series 2019-B9, Class C, 4.97%, 03/15/2052(j)	3,369,000	2,703,189
Series 2020-B17, Class C, 3.37%, 03/15/2053(j)	3,000,000	2,308,680
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(c)(j)	401,782	381,550
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(c)(j)	1,319,430	1,254,188
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C, 5.56% (1 mo. USD LIBOR + 1.10%), 09/15/2036(c)(f)	3,005,000	2,887,282
Series 2021-VOLT, Class D, 6.24% (1 mo. USD LIBOR + 1.65%), 09/15/2036(c)(f)	8,799,000	8,473,854
Series 2021-XL2, Class B, 5.46% (1 mo. USD LIBOR + 1.00%), 10/15/2038(c)(f)	732,105	706,303
BX Trust
Series 2021-LGCY, Class B, 5.44% (1 mo. USD LIBOR + 0.86%), 10/15/2036(c)(f)	10,000,000	9,619,355
Series 2022-LBA6, Class A, 5.48% (1 mo. Term SOFR + 1.00%), 01/15/2039(c)(f)	2,085,000	2,043,533
Series 2022-LBA6, Class B, 5.86% (1 mo. Term SOFR + 1.30%), 01/15/2039(c)(f)	1,285,000	1,253,259
Series 2022-LBA6, Class C, 6.08% (1 mo. Term SOFR + 1.60%), 01/15/2039(c)(f)	690,000	670,666
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(c)(j)	90,571	82,904
CIFC Funding Ltd. (Cayman Islands)
Series 2014-5A, Class A1R2, 5.99% (3 mo. USD LIBOR + 1.20%), 10/17/2031(c)(f)	1,281,000	1,273,592
Series 2016-1A, Class ARR, 5.90% (3 mo. USD LIBOR + 1.08%), 10/21/2031(c)(f)	957,000	945,049
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class D, 4.38%, 04/10/2046(c)(j)	1,650,000	1,611,523
Series 2014-GC23, Class B, 4.18%, 07/10/2047(j)	184,000	175,917

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV3, Class A3, 2.50%, 05/25/2051(c)(j)	$1,817,349	$1,525,670
COLT Mortgage Loan Trust
Series 2020-2, Class A1, 1.85%, 03/25/2065(c)(j)	21,009	20,688
Series 2022-1, Class A1, 2.28%, 12/27/2066(c)(j)	1,560,764	1,404,879
Series 2022-2, Class A1, 2.99%, 02/25/2067(c)(k)	1,661,649	1,544,129
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(c)(k)	74,525	72,983
Credit Suisse Mortgage Capital Trust
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(c)(j)	542,618	464,870
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(c)(j)	278,484	240,833
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(c)(j)	2,207,849	2,067,268
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(c)(j)	1,160,000	1,013,261
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	1,459,000	1,257,657
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(c)	1,940,000	1,752,323
Dryden 93 CLO Ltd. (Cayman Islands), Series 2021-93A, Class A1A, 5.87% (3 mo. USD LIBOR + 1.08%), 01/15/2034(c)(f)	532,495	524,933
DT Auto Owner Trust, Series 2019-3A, Class D, 2.96%, 04/15/2025(c)	152,615	150,635
Ellington Financial Mortgage Trust Series 2019-2, Class A1, 2.74%, 11/25/2059(c)(j)	218,038	206,463
Series 2020-1, Class A1, 2.01%, 05/25/2065(c)(j)	33,842	32,826
Series 2021-1, Class A1, 0.80%, 02/25/2066(c)(j)	324,588	272,193
Series 2022-1, Class A1, 2.21%, 01/25/2067(c)(j)	1,456,365	1,282,799
Extended Stay America Trust, Series 2021-ESH, Class B, 5.84% (1 mo. USD LIBOR + 1.38%), 07/15/2038(c)(f)	678,454	664,240
Flagstar Mortgage Trust
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(c)(j)	3,041,181	2,702,503
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(c)(j)	1,203,984	1,071,519
FREMF Mortgage Trust, Series 2013- K29, Class X2A, IO, 0.13%, 05/25/2046(c)(l)	2,082,518	21
GCAT Trust, Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(c)(j)	299,585	284,288
GoldenTree Loan Management US CLO 1 Ltd. (Cayman Islands), Series 2021-9A, Class A, 5.88% (3 mo. USD LIBOR + 1.07%), 01/20/2033(c)(f)	4,000,000	3,952,680

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class AR, 5.72% (3 mo. USD LIBOR + 0.91%), 11/20/2030(c)(f)	$2,362,000	$2,345,173
GoldenTree Loan Management US CLO 5 Ltd. (Cayman Islands), Series 2019-5A, Class AR, 5.88% (3 mo. USD LIBOR + 1.07%), 10/20/2032(c)(f)	5,000,000	4,947,055
Golub Capital Partners CLO 40(A) Ltd. (Cayman Islands), Series 2019-40A, Class AR, 5.91% (3 mo. USD LIBOR + 1.09%), 01/25/2032(c)(f)	8,000,000	7,891,896
GS Mortgage Securities Trust
Series 2013-GC14, Class B, 4.70%, 08/10/2046(c)(j)	325,000	316,018
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	1,560,000	1,400,526
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	1,530,000	1,318,205
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(c)(j)	4,203,538	3,741,561
Hertz Vehicle Financing III L.P.
Series 2021-2A, Class A, 1.68%, 12/27/2027(c)	539,000	477,669
Series 2021-2A, Class B, 2.12%, 12/27/2027(c)	286,000	252,017
Hertz Vehicle Financing LLC
Series 2021-1A, Class A, 1.21%, 12/26/2025(c)	394,000	366,888
Series 2021-1A, Class B, 1.56%, 12/26/2025(c)	175,000	162,225
IP Lending III Ltd. (Cayman Islands), Series 2022-3A, Class SNR, 3.38%, 11/02/2026(c)(g)	1,474,000	1,345,320
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(c)(j)	2,469,372	2,073,815
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class C, 3.72%, 05/13/2053(j)	2,908,000	2,225,755
KKR CLO 30 Ltd. (Cayman Islands), Series 30A, Class A1R, 5.81% (3 mo. USD LIBOR + 1.02%), 10/17/2031(c)(f)	5,000,000	4,951,625
Life Mortgage Trust
Series 2021-BMR, Class B, 5.34% (1 mo. USD LIBOR + 0.88%), 03/15/2038(c)(f)	1,213,968	1,177,610
Series 2021-BMR, Class C, 5.56% (1 mo. USD LIBOR + 1.10%), 03/15/2038(c)(f)	491,485	475,025
Med Trust
Series 2021-MDLN, Class A, 5.41% (1 mo. USD LIBOR + 0.95%), 11/15/2038(c)(f)	1,355,972	1,323,921
Series 2021-MDLN, Class B, 6.04% (1 mo. USD LIBOR + 1.45%), 11/15/2038(c)(f)	2,197,472	2,146,391

	Principal Amount	Value
Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(c)(j)	$982,387	$872,984
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(c)(j)	1,140,733	1,013,697
MFA Trust
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(c)(j)	1,340,728	1,125,545
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(c)(j)	1,616,011	1,436,985
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(c)(j)	4,442,956	3,767,415
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 5.49% (1 mo. USD LIBOR + 0.90%), 07/15/2038(c)(f)	615,000	593,834
MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.56%, 10/09/2042(c)	1,500,000	1,334,019
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.52%, 10/15/2048(j)	1,032,000	970,620
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,390,267
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class A, 5.85% (3 mo. USD LIBOR + 1.06%), 04/16/2033(c)(f)	1,023,000	1,012,850
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(c)(j)	169,534	158,893
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(c)(j)	551,192	511,871
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(c)(j)	1,546,988	1,431,301
OBX Trust
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(c)(j)	1,809,600	1,603,303
Series 2022-NQM2, Class A1, 2.95%, 01/25/2062(c)(j)	2,370,066	2,133,275
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(c)(k)	1,528,065	1,411,998
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(c)(k)	1,415,000	1,209,533
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(c)(j)	1,217,812	1,085,709
OCP CLO Ltd. (Cayman Islands)
Series 2017-13A, Class A1AR, 5.75% (3 mo. USD LIBOR + 0.96%), 07/15/2030(c)(f)	3,000,000	2,974,371
Series 2020-8RA, Class A1, 6.01% (3 mo. USD LIBOR + 1.22%), 01/17/2032(c)(f)	1,730,000	1,716,089
Octagon Investment Partners 31 LLC (Cayman Islands), Series 2017-1A, Class AR, 5.86% (3 mo. USD LIBOR + 1.05%), 07/20/2030(c)(f)	3,879,915	3,852,446

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Octagon Investment Partners 49 Ltd. (Cayman Islands), Series 2020-5A, Class A1, 6.01% (3 mo. USD LIBOR + 1.22%), 01/15/2033(c)(f)	$3,000,000	$2,981,040
One Bryant Park Trust, Series 2019- OBP, Class A, 2.52%, 09/15/2054(c)	457,000	388,230
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(c)(j)	1,981,783	1,668,102
PPM CLO 3 Ltd. (United Kingdom), Series 2019-3A, Class AR, 5.88% (3 mo. USD LIBOR + 1.09%), 04/17/2034(c)(f)	250,000	243,259
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(c)	868,438	809,839
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 5.72% (3 mo. USD LIBOR + 1.04%), 02/20/2030(c)(f)	637,638	634,605
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(c)(j)	17,037	16,718
Series 2020-1, Class A1, 2.38%, 01/26/2060(c)(j)	57,698	55,464
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 03/27/2062(c)(j)	2,709,542	2,513,314
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(c)	1,588,657	1,473,875
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(c)	1,815,467	1,503,218
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(c)	1,854,933	1,448,980
STAR Trust
Series 2021-1, Class A1, 1.22%, 05/25/2065(c)(j)	1,056,841	946,381
Series 2021-SFR1, Class B, 5.21% (1 mo. USD LIBOR + 0.75%), 04/17/2038(c)(f)	475,000	464,267
Series 2021-SFR1, Class C, 5.51% (1 mo. USD LIBOR + 1.05%), 04/17/2038(c)(f)	1,125,000	1,098,607
Series 2021-SFR1, Class D, 5.76% (1 mo. USD LIBOR + 1.30%), 04/17/2038(c)(f)	1,665,000	1,609,565
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(j)	15,395	14,871
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(c)(j)	639,096	568,977
Series 2021-6, Class A1, 1.92%, 11/25/2066(c)(j)	2,584,785	2,222,738
Series 2022-1, Class A1, 2.45%, 12/25/2066(c)(j)	1,931,595	1,676,953
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(c)	444,215	415,507
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 05/25/2046(c)	141,750	139,948

	Principal Amount	Value
Textainer Marine Containers VII Ltd. (China), Series 2021-2A, Class A, 2.23%, 04/20/2046(c)	$1,384,600	$1,219,714
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(c)	1,070,781	922,239
Verus Securitization Trust
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(c)(j)	43,122	41,621
Series 2021-1, Class A1B, 1.32%, 01/25/2066(c)(j)	1,077,100	896,464
Series 2021-2, Class A1, 1.03%, 02/25/2066(c)(j)	1,387,660	1,210,172
Series 2021-7, Class A1, 1.83%, 10/25/2066(c)(j)	1,940,446	1,690,902
Series 2021-R1, Class A1, 0.82%, 10/25/2063(c)(j)	918,691	834,224
Series 2022-1, Class A1, 2.72%, 01/25/2067(c)(k)	1,510,729	1,365,182
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(c)	234,014	213,459
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, IO, 1.42%, 01/15/2059(m)	1,433,861	44,984
Wendy’s Funding LLC, Series 2019-1A, Class A2II, 4.08%, 06/15/2049(c)	455,000	424,902
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.39%, 10/15/2057(j)	307,000	293,494
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(c)	4,235,500	3,598,332

Total Asset-Backed Securities (Cost $209,630,819)		189,973,767

U.S. Government Sponsored Agency Mortgage-Backed Securities-19.30%
Collateralized Mortgage Obligations-0.55%
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 5.25%, 11/25/2055(c)(j)	915,796	919,230
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series 2013-K035, Class X1, IO, 0.32%, 08/25/2023(m)	7,468,545	10,657
Series 2014-K036, Class X1, IO, 0.77%, 10/25/2023(m)	5,368,991	18,527
Series 2014-K037, Class X1, IO, 0.91%, 01/25/2024(m)	5,807,343	37,126
Series 2015-K042, Class X1, IO, 1.02%, 12/25/2024(m)	4,115,325	66,149
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	240,110
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	950,126
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	977,598
Series 2018-K154, Class A3, 3.46%, 11/25/2032	1,000,000	952,264
Series K038, Class X1, IO, 1.08%, 03/25/2024(m)	3,835,851	33,831

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056(k)	$272,033	$250,224
Series 2017-4, Class HT, 3.25%, 06/25/2057(k)	417,694	388,009

		4,843,851

Federal Home Loan Mortgage Corp. (FHLMC)-0.33%
0.00%, 12/14/2029(n)	150,000	115,710
3.55%, 10/01/2033	467,421	445,041
3.00%, 10/01/2034	263,549	253,510
4.00%, 11/01/2048 to 07/01/2049	278,077	272,981
3.50%, 08/01/2049	1,842,024	1,755,083

		2,842,325

Federal National Mortgage Association (FNMA)-17.21%
2.82%, 10/01/2029	489,351	455,998
2.90%, 11/01/2029	498,582	463,838
3.08%, 10/01/2032	750,000	698,353
3.31%, 01/01/2033	1,000,000	951,425
2.50%, 10/01/2034 to 12/01/2034	2,329,789	2,192,389
3.50%, 05/01/2047 to 06/01/2047	1,716,474	1,643,566
4.00%, 11/01/2047	78,159	77,007
3.00%, 09/01/2049 to 10/01/2049	3,181,283	2,942,935
TBA, 1.50%, 02/01/2038(o)	8,760,000	7,765,945
TBA, 2.00%, 02/01/2038 to 02/01/2053(o)	30,491,850	25,960,859
TBA, 2.50%, 02/01/2053(o)	17,400,000	15,241,818
TBA, 3.50%, 02/01/2053(o)	22,000,000	20,637,429
TBA, 4.00%, 02/01/2053(o)	9,249,000	8,933,956
TBA, 4.50%, 02/01/2053(o)	9,249,000	9,136,278
TBA, 5.00%, 02/01/2053(o)	23,000,000	23,091,641
TBA, 5.50%, 02/01/2053(o)	30,000,000	30,494,531

		150,687,968

Government National Mortgage Association (GNMA)-1.21%
4.00%, 07/20/2049	47,208	46,005
TBA, 2.00%, 02/01/2053(o)	6,645,000	5,745,070
TBA, 2.50%, 02/01/2053(o)	5,400,000	4,815,438

		10,606,513

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $167,991,631)		168,980,657

Agency Credit Risk Transfer Notes-0.74%
Fannie Mae Connecticut Avenue Securities
Series 2019-R03, Class 1M2, 6.66% (1 mo. USD LIBOR + 2.15%), 09/25/2031(c)(f)(p)	10,149	10,151
Series 2019-R06, Class 2M2, 6.61% (1 mo. USD LIBOR + 2.10%), 09/25/2039(c)(f)(p)	1,615	1,615
Series 2022-R03, Class 1M1, 6.41% (30 Day Average SOFR + 2.10%), 03/25/2042(c)(f)(p)	2,330,660	2,343,760
Series 2022-R04, Class 1M1, 6.31% (30 Day Average SOFR + 2.00%), 03/25/2042(c)(f)(p)	1,159,536	1,162,982

	Principal Amount	Value
Freddie Mac
Series 2020-DNA5, Class M2, STACR®, 7.11% (30 Day Average SOFR + 2.80%), 10/25/2050(c)(f)(q)	$361,277	$364,748
Series 2022-DNA3, Class M1A, STACR®, 6.31% (30 Day Average SOFR + 2.00%), 04/25/2042(c)(f)(q)	1,655,212	1,660,996
Series 2022-HQA3, Class M1, STACR®, 6.61% (30 Day Average SOFR + 2.30%), 08/25/2042(c)(f)(q)	971,988	972,009

Total Agency Credit Risk Transfer Notes (Cost $6,491,057)		6,516,261

Municipal Obligations-0.40%
California (State of) Health Facilities Financing Authority (Social Bonds)
Series 2022, RB, 4.19%, 06/01/2037	735,000	705,161
Series 2022, RB, 4.35%, 06/01/2041	590,000	562,630
California State University
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	695,000	505,269
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	1,040,000	767,163
Illinois (State of), Series 2010-1, GO Bonds, (INS - AGM), 6.63%, 02/01/2035(r)	200,000	214,638
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB, 6.57%, 07/01/2045	255,000	318,695
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	580,000	438,306

Total Municipal Obligations(s) (Cost $4,227,623)		3,511,862

	Shares
Preferred Stocks-0.33%
Diversified Banks-0.24%
Citigroup, Inc.
Series U, Pfd., 5.00%(b)(d)	1,196,000	1,145,170
Series W, Pfd., 4.00%(d)	691,000	641,000
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	232	291,854

		2,078,024

Integrated Telecommunication Services-0.06%
AT&T, Inc., Series B, Pfd., 2.88%(d)	500,000	502,233

Life & Health Insurance-0.00%
MetLife, Inc., Series G, Pfd., 3.85%(b)(d)	42,000	40,077

Other Diversified Financial Services-0.03%
Equitable Holdings, Inc., Series B, Pfd., 4.95%(b)(d)	269,000	261,571

Total Preferred Stocks (Cost $3,048,242)		2,881,905

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored Agency Securities-0.30%
Fannie Mae STRIPS
0.00%, 05/15/2029(n)	$ 450,000	$358,333
0.00%, 01/15/2030(n)	1,300,000	1,007,897
0.00%, 05/15/2030(n)	850,000	641,189
Freddie Mac STRIPS, 0.00%, 09/15/2030(n)	350,000	265,350
Tennessee Valley Authority
5.38%, 04/01/2056	100,000	113,163
4.25%, 09/15/2065	250,000	235,222

Total U.S. Government Sponsored Agency Securities (Cost $2,476,786)		2,621,154

Non-U.S. Dollar Denominated Bonds & Notes-0.03%(t)
Sovereign Debt-0.03%
Dominican Republic International Bond (Dominican Republic), 13.63%, 02/03/2033(c)	DOP 9,750,000	171,806
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2032(c)(u)	EUR 309,000	64,467

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $514,039)		236,273

	Shares
Common Stocks & Other Equity Interests-0.00%
Agricultural Products-0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032(g)(v) (Cost $0)	14	0

	Shares	Value
Options Purchased-0.07% (Cost $637,351)†		656,775

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-111.46% (Cost $1,018,101,704)		976,164,171

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.34%
Invesco Private Government Fund, 4.36%(w)(x)(y)	22,896,391	$22,896,391
Invesco Private Prime Fund, 4.59%(w)(x)(y)	58,870,882	58,888,542

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $81,780,516)		81,784,933

TOTAL INVESTMENTS IN SECURITIES-120.80% (Cost $1,099,882,220)		1,057,949,104
OTHER ASSETS LESS LIABILITIES-(20.80)%		(182,196,264)

NET ASSETS-100.00%		$875,752,840

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

January 31, 2023

(Unaudited)

Investment Abbreviations:

AGM	-Assured Guaranty Municipal Corp.
CLO	-Collateralized Loan Obligation
Conv.	-Convertible
Ctfs.	-Certificates
DOP	-Dominican Republic Peso
EUR	-Euro
GO	-General Obligation
INS	-Insurer
IO	-Interest Only
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced
USD	-U.S. Dollar
Wts.	-Warrants

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $346,726,391, which represented 39.59% of the Fund’s Net Assets.

(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2023.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	$2,959,843 was pledged as collateral to cover margin requirements for open futures contracts.
(j)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2023.

(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2023.

(n)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(o)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(p)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(q)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(r)	Principal and/or interest payments are secured by the bond insurance company listed.
(s)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(t)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(u)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at January 31, 2023 represented less than 1% of the Fund’s Net Assets.

(v)	Non-income producing security.
(w)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

January 31, 2023

(Unaudited)

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Invesco Private Government Fund	$23,693,081	$42,317,728	$(43,114,418)	$-	$-	$22,896,391	$256,173	*
Invesco Private Prime Fund	59,702,935	100,960,111	(101,796,282)	5,052	16,726	58,888,542	707,635	*

Total	$83,396,016	$143,277,839	$(144,910,700)	$5,052	$16,726	$81,784,933	$963,808

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(x)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(y)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
†	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	07/21/2023	35	$4,150	$14,525,000	$656,775

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	07/21/2023	13	$4,400	$(5,720,000)	$(92,040)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	146	March-2023	$30,024,672	$121,758	$121,758
U.S. Treasury Long Bonds	196	March-2023	25,455,500	721,717	721,717

Subtotal-Long Futures Contracts				843,475	843,475

Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	163	March-2023	(17,806,477)	(49,478)	(49,478)
U.S. Treasury 10 Year Notes	562	March-2023	(64,357,781)	(512,607)	(512,607)
U.S. Treasury 10 Year Ultra Notes	542	March-2023	(65,692,094)	(1,212,180)	(1,212,180)
U.S. Treasury Ultra Bonds	14	March-2023	(1,984,500)	(3,525)	(3,525)

Subtotal-Short Futures Contracts				(1,777,790)	(1,777,790)

Total Futures Contracts				$(934,315)	$(934,315)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco Ultra Short Duration ETF (GSY)

January 31, 2023

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-43.69%
Aerospace & Defense-0.68%
Boeing Co. (The), 1.17%, 02/04/2023	$2,046,000	$2,045,657
L3Harris Technologies, Inc., 3.85%, 06/15/2023	12,000,000	11,947,953

		13,993,610

Agricultural & Farm Machinery-0.13%
John Deere Capital Corp., 1.20%, 04/06/2023	2,687,000	2,670,336

Application Software-0.24%
Intuit, Inc., 0.65%, 07/15/2023	5,000,000	4,904,112

Asset Management & Custody Banks-0.35%
Ares Capital Corp., 3.50%, 02/10/2023	7,250,000	7,246,548

Automobile Manufacturers-5.40%
BMW US Capital LLC (Germany)
3.80%, 04/06/2023(b)	10,000,000	9,982,625
0.75%, 08/12/2024(b)	11,111,000	10,475,920
General Motors Financial Co., Inc., 1.20%, 10/15/2024	8,824,000	8,248,594
Hyundai Capital America
2.38%, 02/10/2023(b)	11,205,000	11,196,358
1.25%, 09/18/2023(b)	12,730,000	12,413,511
1.00%, 09/17/2024(b)	8,721,000	8,148,311
Mercedes-Benz Finance North America LLC (Germany)
3.35%, 02/22/2023(b)(c)	21,462,000	21,448,267
5.50%, 11/27/2024(b)	11,250,000	11,407,702
Toyota Motor Credit Corp., 4.80%, 01/10/2025	6,154,000	6,178,268
Volkswagen Group of America Finance LLC (Germany)
3.13%, 05/12/2023(b)	5,091,000	5,065,810
0.88%, 11/22/2023(b)	7,000,000	6,756,004

		111,321,370

Consumer Finance-0.92%
Ally Financial, Inc., 1.45%, 10/02/2023	5,309,000	5,184,614
Capital One Financial Corp., 2.60%, 05/11/2023	13,823,000	13,741,872

		18,926,486

Data Processing & Outsourced Services-0.64%
Fidelity National Information Services, Inc., 0.38%, 03/01/2023	3,571,000	3,559,652
PayPal Holdings, Inc., 1.35%, 06/01/2023(c)	9,688,000	9,576,154

		13,135,806

Department Stores-0.70%
7-Eleven, Inc.
0.63%, 02/10/2023(b)	5,882,000	5,875,852
0.80%, 02/10/2024(b)	9,000,000	8,606,617

		14,482,469

Diversified Banks-12.37%
Banco Santander S.A. (Spain), 3.89%, 05/24/2024	17,000,000	16,752,827
Bank of Montreal (Canada), 4.98% (SOFR + 0.71%), 03/08/2024(d)	13,043,000	13,065,621
Bank of Nova Scotia (The) (Canada), 1.95%, 02/01/2023(c)	25,000,000	25,000,000

	Principal Amount	Value
Diversified Banks-(continued)
Banque Federative du Credit Mutuel S.A. (France), 0.65%, 02/27/2024(b)	$7,955,000	$7,599,044
BPCE S.A. (France), 5.15%, 07/21/2024(b)	5,040,000	4,988,042
Canadian Imperial Bank of Commerce (Canada)
0.45%, 06/22/2023	15,000,000	14,749,109
0.95%, 06/23/2023(c)	17,045,000	16,777,367
Commonwealth Bank of Australia (Australia), 5.08%, 01/10/2025(c)	10,000,000	10,081,187
Cooperatieve Rabobank U.A. (Netherlands), 5.00%, 01/13/2025	19,762,000	19,891,514
Credit Suisse AG (Switzerland), 1.00%, 05/05/2023	13,636,000	13,473,861
Discover Bank, 3.35%, 02/06/2023	25,000,000	24,995,941
JPMorgan Chase & Co., 0.65%, 09/16/2024(e)	13,500,000	13,122,334
Lloyds Banking Group PLC (United Kingdom), 4.05%, 08/16/2023	16,883,000	16,792,436
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.46%, 03/02/2023	11,785,000	11,774,252
National Bank of Canada (Canada), 2.10%, 02/01/2023	25,000,000	25,000,000
Sumitomo Mitsui Financial Group, Inc. (Japan), 0.51%, 01/12/2024	1,364,000	1,306,730
Sumitomo Mitsui Trust Bank Ltd. (Japan)
0.80%, 09/12/2023(b)	11,102,000	10,817,280
2.55%, 03/10/2025(b)	5,122,000	4,858,443
UBS AG (Switzerland), 0.70%, 08/09/2024(b)	4,288,000	4,023,929

		255,069,917

Diversified Capital Markets-0.32%
Macquarie Group Ltd. (Australia), 1.20%, 10/14/2025(b)(e)	7,143,000	6,618,838

Electric Utilities-2.24%
American Electric Power Co., Inc., Series M, 0.75%, 11/01/2023	3,797,000	3,680,402
Florida Power & Light Co., 4.83% (SOFR + 0.25%), 05/10/2023(d)	13,043,000	13,030,214
NextEra Energy Capital Holdings, Inc.
4.78% (SOFR + 0.54%), 03/01/2023(d)	3,704,000	3,704,147
4.26%, 09/01/2024	7,895,000	7,829,876
Southern Co. (The), Series 2021, 4.95% (SOFR + 0.37%), 05/10/2023(d)	10,526,000	10,518,324
Tampa Electric Co., 3.88%, 07/12/2024	3,188,000	3,130,864
Xcel Energy, Inc., 0.50%, 10/15/2023	4,372,000	4,244,038

		46,137,865

Fertilizers & Agricultural Chemicals-0.25%
Nutrien Ltd. (Canada), 1.90%, 05/13/2023	5,300,000	5,253,369

Gas Utilities-0.88%
Atmos Energy Corp., 5.10% (3 mo. USD LIBOR + 0.38%), 03/09/2023(d)	9,756,000	9,755,690
CenterPoint Energy Resources Corp., 5.28% (3 mo. USD LIBOR + 0.50%), 03/02/2023(d)	8,333,000	8,335,314

		18,091,004

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Health Care Distributors-0.22%
AmerisourceBergen Corp., 0.74%, 03/15/2023	$4,588,000	$4,565,742

Integrated Telecommunication Services-0.99%
AT&T, Inc., 5.11% (SOFR + 0.64%), 03/25/2024(d)	9,917,000	9,917,544
Verizon Communications, Inc., 4.82% (SOFR + 0.50%), 03/22/2024(d)	10,417,000	10,396,277

		20,313,821

Investment Banking & Brokerage-2.10%
Goldman Sachs Group, Inc. (The)
3.00%, 03/15/2024	14,085,000	13,808,239
5.70%, 11/01/2024	4,165,000	4,227,542
Morgan Stanley
4.60% (SOFR + 0.47%), 11/10/2023(d)	6,000,000	5,998,607
5.18% (SOFR + 0.63%), 01/24/2025(d)	7,228,000	7,189,351
3.62%, 04/17/2025(e)	12,230,000	12,011,512

		43,235,251

Life & Health Insurance-5.89%
Athene Global Funding
2.80%, 05/26/2023(b)	17,500,000	17,380,059
0.95%, 01/08/2024(b)	5,000,000	4,796,310
2.51%, 03/08/2024(b)	10,173,000	9,814,607
5.28% (SOFR + 0.70%), 05/24/2024(b)(d)	9,750,000	9,668,510
Brighthouse Financial Global Funding
0.60%, 06/28/2023(b)	3,255,000	3,196,373
1.75%, 01/13/2025(b)	12,727,000	11,827,588
GA Global Funding Trust, 0.80%, 09/13/2024(b)	10,909,000	10,087,308
Jackson National Life Global Funding, 5.50%, 01/09/2026(b)	16,667,000	16,906,354
MassMutual Global Funding II, 4.68% (SOFR + 0.36%), 04/12/2024(b)(d)	15,022,000	15,013,469
New York Life Global Funding, 1.10%, 05/05/2023(b)(c)	3,243,000	3,212,530
Principal Life Global Funding II, 4.77% (SOFR + 0.45%), 04/12/2024(b)(d)	5,882,000	5,858,803
Protective Life Global Funding
0.63%, 10/13/2023(b)	3,192,000	3,097,227
5.37%, 01/06/2026(b)	10,339,000	10,532,701

		121,391,839

Life Sciences Tools & Services-0.62%
Thermo Fisher Scientific, Inc., 0.80%, 10/18/2023	13,208,000	12,835,163

Managed Health Care-0.14%
Humana, Inc., 0.65%, 08/03/2023	2,917,000	2,852,687

Multi-line Insurance-0.85%
Metropolitan Life Global Funding I, 5.00%, 01/06/2026(b)	17,241,000	17,474,815

Multi-Utilities-0.37%
Dominion Energy, Inc., Series D, 5.30% (3 mo. USD LIBOR + 0.53%), 09/15/2023(d)	7,692,000	7,702,628

Oil & Gas Exploration & Production-0.17%
Pioneer Natural Resources Co., 0.55%, 05/15/2023	3,509,000	3,466,076

Oil & Gas Refining & Marketing-0.29%
Phillips 66, 0.90%, 02/15/2024	6,250,000	5,992,113

	Principal Amount	Value
Oil & Gas Storage & Transportation-1.88%
Enbridge, Inc. (Canada)
4.56% (SOFR + 0.40%), 02/17/2023(d)	$3,571,000	$3,570,883
4.00%, 10/01/2023	15,000,000	14,896,457
5.20% (SOFR + 0.63%), 02/16/2024(d)	4,606,000	4,590,603
Enterprise Products Operating LLC, 3.35%, 03/15/2023	3,650,000	3,643,672
Kinder Morgan, Inc., 5.63%, 11/15/2023(b)	12,000,000	12,026,260

		38,727,875

Other Diversified Financial Services-0.35%
Corebridge Global Funding, 0.80%, 07/07/2023(b)	7,317,000	7,187,314

Packaged Foods & Meats-0.20%
Conagra Brands, Inc., 0.50%, 08/11/2023	4,327,000	4,225,231

Pharmaceuticals-0.59%
Bristol-Myers Squibb Co., 0.54%, 11/13/2023	12,500,000	12,091,774

Real Estate Development-0.34%
Piedmont Operating Partnership L.P., 3.40%, 06/01/2023	7,000,000	6,956,973

Regional Banks-0.36%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 4.77% (SOFR + 0.60%), 02/18/2025(b)(d)	7,500,000	7,483,022

Restaurants-0.31%
Starbucks Corp., 4.55% (SOFR + 0.42%), 02/14/2024(d)	6,318,000	6,303,542

Retail REITs-0.18%
Realty Income Corp., 5.05%, 01/13/2026	3,687,000	3,697,553

Specialized Finance-0.57%
Blackstone Private Credit Fund, 2.70%, 01/15/2025	12,645,000	11,841,860

Specialized REITs-0.56%
Crown Castle, Inc., 3.15%, 07/15/2023	11,626,000	11,538,808

Specialty Chemicals-0.23%
Sherwin-Williams Co. (The), 4.05%, 08/08/2024	4,808,000	4,754,730

Systems Software-0.38%
VMware, Inc., 0.60%, 08/15/2023	8,064,000	7,881,684

Technology Hardware, Storage & Peripherals-0.34%
Apple, Inc., 0.75%, 05/11/2023	7,143,000	7,065,693

Trading Companies & Distributors-0.64%
Air Lease Corp.
3.00%, 09/15/2023	7,000,000	6,914,969
0.80%, 08/18/2024	6,650,000	6,197,774

		13,112,743

Total U.S. Dollar Denominated Bonds & Notes (Cost $912,423,275)		900,550,667

Asset-Backed Securities-13.58%
ABPCI Direct Lending Fund CLO II LLC (Cayman Islands), Series 2017-1A, Class A1R, 6.41% (3 mo. USD LIBOR + 1.60%), 04/20/2032(b)(d)	2,000,000	1,966,544

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(f)	$1,344,286	$1,280,681
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(f)	2,363,905	2,177,822
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(f)	6,546,227	5,600,495
Angel Oak Mortgage Trust I LLC
Series 2019-1, Class A1, 3.92%, 11/25/2048(b)(f)	45,773	45,581
Series 2019-4, Class A1, 2.99%, 07/26/2049(b)(f)	108,365	107,767
Atrium XIII (Cayman Islands), Series 13A, Class A1, 6.00% (3 mo. USD LIBOR + 1.18%), 11/21/2030(b)(d)	2,985,427	2,971,721
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 4.65% (1 mo. USD LIBOR + 0.14%), 11/25/2036(d)	835,247	809,672
BINOM Securitization Trust, Series 2021- INV1, Class A1, 2.03%, 06/25/2056(b)(f)	4,286,573	3,850,628
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(f)	2,995,376	2,844,540
CBAM Ltd. (Cayman Islands), Series 2018- 5A, Class A, 5.81% (3 mo. USD LIBOR + 1.02%), 04/17/2031(b)(d)	6,250,000	6,179,675
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 5.86% (1 mo. USD LIBOR + 1.35%), 10/25/2037(b)(d)	299,555	298,441
COLT Mortgage Loan Trust
Series 2020-2R, Class A1, 1.33%, 10/26/2065(b)(f)	2,033,501	1,847,933
Series 2021-4, Class A1, 1.40%, 10/25/2066(b)(f)	12,661,420	10,592,205
Countrywide Asset-Backed Ctfs. Trust, Series 2006-6, Class 1A1, 4.85% (1 mo. USD LIBOR + 0.34%), 09/25/2036(d)	13,916	13,908
CSMC Trust, Series 2014-2R, Class 27A1, 3.70% (1 mo. USD LIBOR + 0.20%), 02/27/2046(b)(d)	41,037	40,587
CWABS, Inc. Asset-Backed Ctfs. Trust, Series 2004-4, Class M1, 5.23% (1 mo. USD LIBOR + 0.72%), 07/25/2034(d)	682,756	671,543
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066(b)(f)	5,714,414	4,985,256
Dryden 30 Senior Loan Fund (Cayman Islands), Series 2013-30A, Class AR, 5.43% (3 mo. USD LIBOR + 0.82%), 11/15/2028(b)(d)	12,611,326	12,531,497
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(f)	1,570,682	1,487,294
Series 2020-2, Class A1, 1.18%, 10/25/2065(b)(f)	364,045	331,368
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A1R, 6.64% (3 mo. USD LIBOR + 1.85%), 01/15/2031(b)(d)	9,000,000	8,924,085

	Principal Amount	Value
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class AR, 5.72% (3 mo. USD LIBOR + 0.91%), 11/20/2030(b)(d)	$10,000,000	$9,928,760
GoldenTree Loan Opportunities IX Ltd. (Cayman Islands), Series 2014-9A, Class AR2, 5.91% (3 mo. USD LIBOR + 1.11%), 10/29/2029(b)(d)	9,693,067	9,655,536
Golub Capital Partners CLO 34(M) Ltd. (Cayman Islands), Series 2017-34A, Class AR2, 5.98% (3 mo. USD LIBOR + 1.45%), 03/14/2031(b)(d)	14,000,000	13,821,752
Golub Capital Partners CLO 36(M) Ltd. (Cayman Islands), Series 2018-36A, Class A, 5.83% (3 mo. USD LIBOR + 1.30%), 02/05/2031(b)(d)	5,000,000	4,937,510
Golub Capital Partners CLO 45(M) Ltd. (Cayman Islands), Series 2019-45A, Class A, 6.53% (3 mo. USD LIBOR + 1.72%), 10/20/2031(b)(d)	5,000,000	4,964,055
Golub Capital Partners CLO 47(M) Ltd. (Cayman Islands), Series 2020-47A, Class A1, 6.21% (3 mo. USD LIBOR + 1.68%), 05/05/2032(b)(d)	10,000,000	9,861,530
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, 09/27/2060(b)(f)	2,010,520	1,851,407
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 5.09% (1 mo. USD LIBOR + 0.59%), 01/25/2036(d)	875,471	853,676
JP Morgan Mortgage Trust, Series 2021- LTV2, Class A1, 2.52%, 05/25/2052(b)(f)	9,748,457	8,186,898
KKR CLO 21 Ltd. (Cayman Islands), Series A, 5.65% (3 mo. USD LIBOR + 1.00%), 04/15/2031(b)(d)	2,000,000	1,978,296
Nationstar Home Equity Loan Trust, Series 2007-B, Class 1AV1, 4.73% (1 mo. USD LIBOR + 0.22%), 04/25/2037(d)	490,412	487,418
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A, 1.22%, 07/15/2069(b)	2,238,471	2,022,349
Series 2021-FA, Class A, 1.11%, 02/18/2070(b)	4,010,003	3,434,090
Neuberger Berman CLO XIV Ltd. (Cayman Islands), Series 2013-14A, Class AR2, 5.83% (3 mo. USD LIBOR + 1.03%), 01/28/2030(b)(d)	9,589,083	9,534,923
Neuberger Berman Loan Advisers CLO 25 Ltd. (Cayman Islands), Series 2017-25A, Class AR, 5.72% (3 mo. USD LIBOR + 0.93%), 10/18/2029(b)(d)	9,750,000	9,677,811
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1, 6.01% (1 mo. USD LIBOR + 1.50%), 06/25/2057(b)(d)	323,986	319,746
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(f)	2,034,409	1,906,718
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(f)	1,320,565	1,226,357

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
OBX Trust
Series 2018-EXP1, Class 2A1, 5.36% (1 mo. USD LIBOR + 0.85%), 04/25/2048(b)(d)	$177,047	$175,356
Series 2021-NQM2, Class A1, 1.10%, 05/25/2061(b)(f)	9,614,560	7,758,485
OCP CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 5.93% (3 mo. USD LIBOR + 1.12%), 07/20/2029(b)(d)	6,033,094	6,001,637
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 5.82% (3 mo. USD LIBOR + 1.00%), 01/25/2031(b)(d)	5,000,000	4,963,880
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 5.72% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(d)	9,363,266	9,318,725
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(f)	1,059,278	1,039,484
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(f)	1,220,815	1,173,547
STAR Trust, Series 2021-SFR1, Class A, 5.06% (1 mo. USD LIBOR + 0.60%), 04/17/2038(b)(d)	19,739,680	19,318,733
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(f)	254,428	245,763
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(f)	3,198,281	2,847,382
Series 2021-2, Class A1, 0.94%, 05/25/2065(b)(f)	3,180,272	2,972,842
Series 2021-4, Class A1, 1.16%, 08/25/2056(b)(f)	9,551,903	8,067,353
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(f)	10,280,883	8,840,853
Stratus CLO Ltd. (Cayman Islands), Series 2021-2A, Class A, 5.71% (3 mo. USD LIBOR + 0.90%), 12/28/2029(b)(d)	10,243,452	10,163,000
TICP CLO II-2 Ltd. (Cayman Islands), Series 2018-IIA, Class A1, 5.08% (3 mo. USD LIBOR + 0.84%), 04/20/2028(b)(d)	1,770,045	1,763,820
TRK Trust, Series 2021-INV1, Class A1, 1.15%, 07/25/2056(b)(f)	7,123,877	6,222,017
Verus Securitization Trust
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(g)	1,511,741	1,441,827
Series 2020-5, Class A1, 1.22%, 05/25/2065(b)(g)	3,354,143	3,094,884
Series 2021-4, Class A1, 0.94%, 07/25/2066(b)(f)	10,498,532	8,662,612
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(g)	8,837,348	9,024,193
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	2,908,460	2,652,987

Total Asset-Backed Securities (Cost $297,627,669)		279,957,455

	Principal Amount	Value
U.S. Treasury Securities-1.88%
U.S. Treasury Bills-1.88%
4.12%–4.37%, 10/05/2023(h) (Cost $38,872,184)	$40,000,000	$38,768,907

Variable Rate Senior Loan Interests-0.06%(i)(j)
Aerospace & Defense-0.06%
Fly Funding II S.a.r.l. (India), Term Loan B, 4.62% (3 mo. USD LIBOR + 1.75%), 08/09/2025 (Cost $1,545,886)	1,549,414	1,345,860

Commercial Paper-37.55%(h)
Arrow Electronics, Inc.
5.17%, 02/16/2023(b)	30,000,000	29,932,400
5.20%, 02/21/2023(b)	5,000,000	4,984,857
AutoNation, Inc.
4.96%, 02/02/2023(b)	19,200,000	19,194,814
5.01%, 02/06/2023(b)	8,300,000	8,293,117
Barclays Capital, Inc., 1.06%, 02/02/2023	36,900,000	36,891,054
Brookfield Infrastructure Holdings Canada Inc., 5.05%, 03/02/2023	10,000,000	9,960,042
Conagra Brands, Inc., 5.17%, 02/28/2023(b)	10,000,000	9,960,341
Constellation Brands, Inc.
5.01%–5.04%, 02/06/2023(b)	17,500,000	17,485,487
5.05%, 02/13/2023(b)	15,000,000	14,972,803
Constellation Energy Generation LLC
5.07%, 02/10/2023(b)	11,000,000	10,984,053
5.02%, 02/14/2023(b)	12,500,000	12,474,474
5.03%, 02/22/2023(b)	20,000,000	19,935,577
Crown Castle, Inc.
5.20%, 02/02/2023(b)	8,500,000	8,497,705
5.06%, 02/14/2023(b)	3,000,000	2,994,162
5.33%–5.33%, 02/23/2023(b)	14,180,000	14,134,558
Dollarama, Inc.
4.91%, 02/10/2023(b)	5,800,000	5,792,407
4.96%, 02/17/2023(b)	14,000,000	13,968,723
E.ON SE, 4.87%, 02/13/2023(b)	15,000,000	14,974,428
Electricite de France S.A.
4.96%, 02/06/2023(b)	22,500,000	22,482,529
4.79%, 02/09/2023(b)	7,000,000	6,991,792
Enel Finance America LLC
3.30%, 04/17/2023(b)	15,000,000	14,823,870
7.00%, 09/06/2023(b)	15,000,000	14,460,087
Energy Transfer L.P., 5.00%, 02/01/2023	10,000,000	9,998,657
ENGIE S.A., 4.43%, 02/03/2023(b)	3,500,000	3,498,692
Fidelity National Information Services, Inc., 4.87%, 02/27/2023(b)	28,000,000	27,900,838
Fiserv, Inc., 4.68%, 02/02/2023(b)	20,000,000	19,994,912
General Motors Financial Co., Inc.
5.72%, 04/12/2023(b)	10,000,000	9,896,024
4.27%, 06/06/2023(b)	12,500,000	12,257,844
Harley-Davidson Financial Services, Inc.
4.91%, 02/02/2023(b)	4,700,000	4,698,783
5.22%, 02/16/2023(b)	7,500,000	7,483,820
5.03%–5.22%, 02/21/2023(b)	16,000,000	15,954,341
5.53%–5.53%, 04/19/2023(b)	15,000,000	14,830,317
HSBC USA, Inc., 4.91% (SOFR + 0.35%), 02/10/2023(d)	14,000,000	14,000,815
Humana, Inc., 4.87%, 02/08/2023(b)	3,500,000	3,496,261
Jabil, Inc., 5.24%–5.24%, 02/13/2023(b)	42,000,000	41,921,088
Leidos Inc., 4.91%–4.91%, 02/02/2023(b)	24,500,000	24,493,262

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Macquarie Bank Ltd., 4.91% (SOFR + 0.60%), 03/02/2023(b)(d)	$20,000,000	$20,007,190
Mitsubishi HC Capital America, Inc., 4.87%, 02/21/2023	20,000,000	19,944,093
Mitsubishi HC Finance America LLC
4.84%, 02/06/2023	15,000,000	14,988,310
4.84%, 02/08/2023	5,000,000	4,994,769
Nutrien Financial US LLC
4.86%, 02/13/2023(b)	10,000,000	9,982,952
4.83%, 02/14/2023(b)	10,000,000	9,981,633
Oglethorpe Power Corp.
4.87%, 02/06/2023(b)	10,000,000	9,992,015
4.73%, 02/27/2023(b)	12,000,000	11,955,720
Oracle Corp., 4.71%, 02/16/2023(b)	10,000,000	9,979,080
Regatta Funding Co. LLC, 2.84%, 05/16/2023(b)	10,000,000	9,860,729
Societe Generale S.A., 5.60%, 11/14/2023(b)	15,000,000	14,397,300
VF Corp., 4.89%, 03/02/2023(b)	18,500,000	18,429,006
Vulcan Materials Co., 4.69%, 02/07/2023(b)	10,000,000	9,990,560
Walgreens Boots Alliance, Inc., 5.03%,
02/06/2023(b)	7,000,000	6,994,428
WGL Holdings, Inc.
5.22%, 02/07/2023(b)	5,000,000	4,995,562
5.19%, 02/08/2023(b)	10,000,000	9,989,851
5.22%, 02/13/2023(b)	13,500,000	13,477,692
5.32%, 02/16/2023(b)	10,000,000	9,979,640
White Plains Capital Co. LLC
3.98%, 02/01/2023(b)	20,000,000	19,997,494
5.70%, 07/18/2023(b)	20,000,000	19,515,973

Total Commercial Paper (Cost $774,196,171)		774,068,931

	Repurchase Amount
Repurchase Agreements-3.88%(k)
Citigroup Global Markets, Inc., joint term agreement dated 10/19/2022, aggregate maturing value of $264,052,768 (collateralized by non-agency mortgage-backed securities valued at $289,341,637; 0.00% - 8.71%; 06/15/2026 - 04/01/2069), 4.97%, 02/01/2023(l)	50,200,146	50,000,000

	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 06/11/2021 (collateralized by corporate obligations valued at $82,500,000; 2.40% - 13.38%; 02/15/2023 - 06/03/2050), 4.62%, 02/01/2023(m)	$30,111,658	$30,000,000

Total Repurchase Agreements (Cost $80,000,000)		80,000,000

	Principal Amount
Certificate of Deposit-0.13%
Diversified Banks-0.13%
Sumitomo Mitsui Banking Corp. (Japan), 3.00%, 07/03/2023 (Cost $2,700,000)	2,700,000	2,677,697

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.77% (Cost $2,107,365,185)		2,077,369,517

	Shares
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.15%
Invesco Private Government Fund, 4.36%(n)(o)(p)	838,775	838,775
Invesco Private Prime Fund, 4.59%(n)(o)(p)	2,156,602	2,157,249

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,996,024)		2,996,024

TOTAL INVESTMENTS IN SECURITIES-100.92% (Cost $2,110,361,209)		2,080,365,541
OTHER ASSETS LESS LIABILITIES-(0.92)%		(18,998,788)

NET ASSETS-100.00%		$2,061,366,753

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)–(continued)

January 31, 2023

(Unaudited)

Investment Abbreviations:

CLO -Collateralized Loan Obligation
Ctfs. -Certificates
LIBOR -London Interbank Offered Rate
REIT -Real Estate Investment Trust
SOFR -Secured Overnight Financing Rate
USD -U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $1,256,258,232, which represented 60.94% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2023.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2023.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(j)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the LIBOR, on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	Principal amount equals value at period end.
(l)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(m)

Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(n)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$546,142	$6,069,200	$(5,776,567)	$-	$-	$838,775	$8,358	*
Invesco Private Prime Fund	1,404,000	9,643,771	(8,890,655)	-	133	2,157,249	22,451	*

Total	$1,950,142	$15,712,971	$(14,667,222)	$-	$133	$2,996,024	$30,809

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco Variable Rate Investment Grade ETF (VRIG)

January 31, 2023

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-46.51%
Agricultural & Farm Machinery-0.12%
John Deere Capital Corp., 4.87% (SOFR + 0.56%), 03/07/2025(b)(c)	$678,000	$677,891

Auto Parts & Equipment-0.36%
American Honda Finance Corp., 5.23% (3 mo. USD LIBOR + 0.37%), 05/10/2023(c)	2,000,000	2,000,916

Automobile Manufacturers-2.63%
BMW US Capital LLC (Germany), 5.32% (SOFR + 0.84%), 04/01/2025(c)(d)	897,000	895,112
Ford Motor Credit Co. LLC, 7.40% (SOFR + 2.95%), 03/06/2026(c)	3,000,000	3,027,512
General Motors Financial Co., Inc.
5.12% (SOFR + 0.76%), 03/08/2024(c)	1,154,000	1,146,065
5.80% (SOFR + 1.30%), 04/07/2025(c)	2,500,000	2,480,159
Toyota Motor Credit Corp.
4.70% (SOFR + 0.26%), 06/18/2024(b)(c)	3,000,000	2,993,331
4.88% (SOFR + 0.56%), 01/10/2025(c)	2,500,000	2,502,530
Volkswagen Group of America Finance LLC (Germany), 5.29% (SOFR + 0.95%), 06/07/2024(c)(d)	1,667,000	1,665,788

		14,710,497

Construction Machinery & Heavy Trucks-1.16%
Daimler Trucks Finance North America LLC (Germany)
5.49% (SOFR + 1.00%), 04/05/2024(c)(d)	3,500,000	3,501,861
5.17% (SOFR + 0.75%), 12/13/2024(c)(d)	3,000,000	2,983,063

		6,484,924

Consumer Finance-1.60%
American Express Co., 4.80% (SOFR + 0.23%), 11/03/2023(c)	2,500,000	2,496,916
Capital One Financial Corp.
5.05% (SOFR + 0.69%), 12/06/2024(b)(c)	3,000,000	2,970,895
5.93% (SOFR + 1.35%), 05/09/2025(b)(c)	3,499,000	3,479,256

		8,947,067

Diversified Banks-18.07%
Banco Santander S.A. (Spain), 5.82% (SOFR + 1.24%), 05/24/2024(c)	2,600,000	2,608,253
Bank of America Corp.
5.56% (3 mo. USD LIBOR + 0.79%), 03/05/2024(c)	3,750,000	3,751,534
5.28% (SOFR + 0.73%), 10/24/2024(c)	2,000,000	2,000,395
5.65% (SOFR + 1.10%), 04/25/2025(b)(c)	3,500,000	3,507,605
5.58% (3 mo. USD LIBOR + 0.77%), 02/05/2026(c)	1,042,000	1,040,639
5.53% (3 mo. USD LIBOR + 0.76%), 09/15/2026(b)(c)	2,696,000	2,663,786
5.62% (SOFR + 1.05%), 02/04/2028(c)	1,685,000	1,660,429
Bank of Nova Scotia (The) (Canada), 4.86% (SOFR + 0.55%), 03/02/2026(c)	2,500,000	2,459,134
Barclays PLC (United Kingdom), 6.25% (3 mo. USD LIBOR + 1.38%), 05/16/2024(c)	3,000,000	3,005,219
Canadian Imperial Bank of Commerce (Canada), 5.25% (SOFR + 0.80%), 03/17/2023(c)	3,000,000	3,001,998

	Principal Amount	Value
Diversified Banks-(continued)
Citigroup, Inc.
5.78% (3 mo. USD LIBOR + 1.02%), 06/01/2024(c)	$4,010,000	$4,019,198
5.23% (SOFR + 0.67%), 05/01/2025(c)	2,500,000	2,477,861
5.95% (SOFR + 1.37%), 05/24/2025(c)	3,000,000	3,010,004
6.00% (3 mo. USD LIBOR + 1.25%), 07/01/2026(c)	1,882,000	1,905,625
Commonwealth Bank of Australia (Australia), 4.94% (SOFR + 0.52%), 06/15/2026(b)(c)(d)	3,000,000	2,968,751
HSBC Holdings PLC (United Kingdom)
5.78% (SOFR + 1.43%), 03/10/2026(b)(c)	3,500,000	3,497,457
6.12% (3 mo. USD LIBOR + 1.38%), 09/12/2026(c)	3,000,000	2,963,861
ING Groep N.V. (Netherlands)
5.75% (3 mo. USD LIBOR + 1.00%), 10/02/2023(c)	4,950,000	4,966,228
6.10% (SOFR + 1.64%), 03/28/2026(b)(c)	2,500,000	2,505,746
5.48% (SOFR + 1.01%), 04/01/2027(b)(c)	2,999,000	2,911,913
JPMorgan Chase & Co.
4.84% (SOFR + 0.54%), 06/01/2025(c)	4,000,000	3,967,398
4.98% (SOFR + 0.60%), 12/10/2025(c)	3,000,000	2,964,222
5.87% (SOFR + 1.32%), 04/26/2026(c)	2,400,000	2,411,563
Mitsubishi UFJ Financial Group, Inc. (Japan), 6.17% (SOFR + 1.65%), 07/18/2025(b)(c)	2,500,000	2,512,027
NatWest Group PLC (United Kingdom), 6.27% (3 mo. USD LIBOR + 1.55%), 06/25/2024(b)(c)	4,000,000	4,011,222
NatWest Markets PLC (United Kingdom), 5.11% (SOFR + 0.53%), 08/12/2024(c)(d) .	571,000	566,325
Nordea Bank Abp (Finland), 5.67% (3 mo. USD LIBOR + 0.94%), 08/30/2023(c)(d)	2,987,000	2,995,119
Royal Bank of Canada (Canada), 5.36% (SOFR + 0.84%), 04/14/2025(c)	4,000,000	4,003,046
Societe Generale S.A. (France), 5.59% (SOFR + 1.05%), 01/21/2026(c)(d)	3,000,000	2,946,698
Standard Chartered PLC (United Kingdom), 6.22% (SOFR + 1.74%), 03/30/2026(c)(d)	3,108,000	3,105,741
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.94% (SOFR + 1.43%), 01/13/2026(b)(c)	2,000,000	2,012,559
Swedbank AB (Sweden), 5.39% (SOFR + 0.91%), 04/04/2025(c)(d)	4,615,000	4,601,270
Truist Bank
5.10% (SOFR + 0.73%), 03/09/2023(c)	2,000,000	2,001,301
4.72% (SOFR + 0.20%), 01/17/2024(c)	3,000,000	2,992,697
USB Realty Corp., 5.98% (3 mo. USD LIBOR + 1.15%)(c)(d)(e)	1,100,000	867,011
Wells Fargo & Co., 5.87% (SOFR + 1.32%), 04/25/2026(c)	2,000,000	2,009,270

		100,893,105

Electric Utilities-2.44%
American Electric Power Co., Inc., Series A, 5.29% (3 mo. USD LIBOR + 0.48%), 11/01/2023(c)	3,000,000	2,988,681
Eversource Energy, Series T, 4.82% (SOFR + 0.25%), 08/15/2023(c)	3,000,000	2,993,820
Florida Power & Light Co., 4.83% (SOFR + 0.25%), 05/10/2023(c)	1,478,000	1,476,551

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc., 5.47% (SOFR + 1.02%), 03/21/2024(b)(c)	$4,850,000	$4,845,442
Southern Co. (The), Series 2021, 4.95% (SOFR + 0.37%), 05/10/2023(c)	1,316,000	1,315,040

		13,619,534

Gas Utilities-0.58%
CenterPoint Energy Resources Corp., 5.28% (3 mo. USD LIBOR + 0.50%), 03/02/2023(c)	3,250,000	3,250,902

Health Care Equipment-0.53%
Baxter International, Inc., 4.57% (SOFR + 0.26%), 12/01/2023(c)	3,000,000	2,982,379

Health Care Services-1.20%
Cigna Corp., 5.68% (3 mo. USD LIBOR + 0.89%), 07/15/2023(c)	4,543,000	4,554,529
Roche Holdings, Inc., 4.57% (SOFR + 0.24%), 03/05/2024(c)(d)	2,161,000	2,156,877

		6,711,406

Integrated Telecommunication Services-2.28%
AT&T, Inc.
5.54% (3 mo. USD LIBOR + 0.89%), 02/15/2023(c)	2,669,000	2,669,791
5.92% (3 mo. USD LIBOR + 1.18%), 06/12/2024(c)	3,832,000	3,873,487
Verizon Communications, Inc.
5.96% (3 mo. USD LIBOR + 1.10%), 05/15/2025(c)	4,127,000	4,184,626
5.23% (SOFR + 0.79%), 03/20/2026(c)	2,000,000	1,994,105

		12,722,009

Investment Banking & Brokerage-3.59%
Charles Schwab Corp. (The)
5.10% (SOFR + 0.52%), 05/13/2026(c)	4,303,000	4,203,096
5.37% (SOFR + 1.05%), 03/03/2027(b)(c)	4,000,000	3,977,096
Goldman Sachs Group, Inc. (The)
5.44% (3 mo. USD LIBOR + 0.75%), 02/23/2023(c)	3,000,000	3,001,151
4.95% (SOFR + 0.58%), 03/08/2024(c)	2,069,000	2,066,201
5.24% (SOFR + 0.70%), 01/24/2025(b)(c)	2,535,000	2,521,952
6.55% (3 mo. USD LIBOR + 1.75%), 10/28/2027(c)	1,220,000	1,256,861
Morgan Stanley, 5.70% (SOFR + 1.17%), 04/17/2025(c)	3,000,000	3,008,572

		20,034,929

Life & Health Insurance-4.56%
Athene Global Funding
5.28% (SOFR + 0.70%), 05/24/2024(c)(d)	5,000,000	4,958,211
5.21% (SOFR + 0.72%), 01/07/2025(c)(d)	3,500,000	3,409,138
Equitable Financial Life Global Funding, 4.89% (SOFR + 0.39%), 04/06/2023(b)(c)(d)	2,500,000	2,500,320
GA Global Funding Trust
4.89% (SOFR + 0.50%), 09/13/2024(c)(d)	4,000,000	3,899,468
5.87% (SOFR + 1.36%), 04/11/2025(c)(d)	4,000,000	3,933,889
New York Life Global Funding, 4.85% (SOFR + 0.48%), 06/09/2026(c)(d)	4,000,000	3,882,794
Pacific Life Global Funding II, 4.95% (SOFR + 0.62%), 06/04/2026(c)(d)	3,000,000	2,892,005

		25,475,825

	Principal Amount	Value
Life Sciences Tools & Services-0.98%
Thermo Fisher Scientific, Inc.
4.87% (SOFR + 0.35%), 04/18/2023(c)	$3,000,000	$2,999,894
4.91% (SOFR + 0.39%), 10/18/2023(b)(c)	2,500,000	2,495,657

		5,495,551

Movies & Entertainment-0.54%
Warnermedia Holdings, Inc., 6.20% (SOFR + 1.78%), 03/15/2024(c)(d)	3,000,000	3,009,542

Multi-line Insurance-0.49%
Metropolitan Life Global Funding I, 4.82% (SOFR + 0.32%), 01/07/2024(c)(d)	2,750,000	2,744,416

Multi-Utilities-0.43%
CenterPoint Energy, Inc., 5.23% (SOFR + 0.65%), 05/13/2024(c)	1,639,000	1,620,580
Dominion Energy, Inc., Series D, 5.30% (3 mo. USD LIBOR + 0.53%), 09/15/2023(c)	769,000	770,062

		2,390,642

Oil & Gas Storage & Transportation-0.27%
Enbridge, Inc. (Canada)
4.56% (SOFR + 0.40%), 02/17/2023(c)	357,000	356,988
5.20% (SOFR + 0.63%), 02/16/2024(c)	1,152,000	1,148,149

		1,505,137

Other Diversified Financial Services-0.54%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.15% (SOFR + 0.68%), 09/29/2023(c)	3,000,000	2,983,113

Packaged Foods & Meats-0.71%
General Mills, Inc., 5.84% (3 mo. USD LIBOR + 1.01%), 10/17/2023(c)	3,937,000	3,954,009

Pharmaceuticals-1.18%
Bayer US Finance II LLC (Germany), 5.78% (3 mo. USD LIBOR + 1.01%), 12/15/2023(c)(d)	4,105,000	4,115,729
GSK Consumer Healthcare Capital US LLC, 5.35% (SOFR + 0.89%), 03/24/2024(b)(c)	2,500,000	2,495,280

		6,611,009

Regional Banks-1.01%
M&T Bank Corp., 5.50% (3 mo. USD LIBOR + 0.68%), 07/26/2023(c)	2,940,000	2,941,038
Truist Financial Corp., 4.77% (SOFR + 0.40%), 06/09/2025(c)	2,702,000	2,670,501

		5,611,539

Thrifts & Mortgage Finance-0.69%
Nationwide Building Society (United Kingdom), 5.86% (SOFR + 1.29%), 02/16/2028(c)(d)	4,000,000	3,849,531

Trading Companies & Distributors-0.55%
BOC Aviation Ltd. (Singapore), 5.85% (3 mo. USD LIBOR + 1.13%), 09/26/2023(c)(d)	3,082,000	3,081,999

Total U.S. Dollar Denominated Bonds & Notes (Cost $260,835,998)		259,747,872

Agency Credit Risk Transfer Notes-17.27%
Fannie Mae Connecticut Avenue Securities Series 2019-R01, Class 2M2, 6.96% (1 mo. USD LIBOR + 2.45%), 07/25/2031(c)(d)(f)	601,843	602,738

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

January 31, 2023

(Unaudited)

	Principal Amount	Value
Series 2019-R02, Class 1M2, 6.81% (1 mo. USD LIBOR + 2.30%), 08/25/2031(c)(d)(f)	$512,019	$512,070
Series 2021-R01, Class 1M1, 5.06% (30 Day Average SOFR + 0.75%), 10/25/2041(c)(d)(f)	1,141,119	1,136,315
Series 2021-R03, Class 1M1, 5.16% (30 Day Average SOFR + 0.85%), 12/25/2041(c)(d)(f)	3,458,094	3,422,528
Series 2022-R01, Class 1M1, 5.31% (30 Day Average SOFR + 1.00%), 12/25/2041(c)(d)(f)	1,270,230	1,255,780
Series 2022-R01, Class 1M2, 6.21% (30 Day Average SOFR + 1.90%), 12/25/2041(c)(d)(f)	1,000,000	975,665
Series 2022-R02, Class 2M1, 5.51% (30 Day Average SOFR + 1.20%), 01/25/2042(c)(d)(f)	2,859,956	2,833,025
Series 2022-R02, Class 2M2, 7.31% (30 Day Average SOFR + 3.00%), 01/25/2042(c)(d)(f)	2,000,000	1,947,093
Series 2022-R03, Class 1M1, 6.41% (30 Day Average SOFR + 2.10%), 03/25/2042(c)(d)(f)	1,691,799	1,701,308
Series 2022-R03, Class 1M2, 7.81% (30 Day Average SOFR + 3.50%), 03/25/2042(c)(d)(f)	4,250,000	4,314,054
Series 2022-R04, Class 1M1, 6.31% (30 Day Average SOFR + 2.00%), 03/25/2042(c)(d)(f)	2,401,897	2,409,034
Series 2022-R04, Class 1M2, 7.41% (30 Day Average SOFR + 3.10%), 03/25/2042(c)(d)(f)	3,400,000	3,416,903
Series 2022-R05, Class 2M1, 6.21% (30 Day Average SOFR + 1.90%), 04/25/2042(c)(d)(f)	2,920,744	2,917,958
Series 2022-R05, Class 2M2, 7.31% (30 Day Average SOFR + 3.00%), 04/25/2042(c)(d)(f)	1,750,000	1,722,886
Series 2022-R06, Class 1M1, 7.06% (30 Day Average SOFR + 2.75%), 05/25/2042(c)(d)(f)	1,387,951	1,411,295
Series 2022-R06, Class 1M2, 8.16% (30 Day Average SOFR + 3.85%), 05/25/2042(c)(d)(f)	1,250,000	1,293,062
Series 2022-R07, Class 1M1, 7.26% (30 Day Average SOFR + 2.95%), 06/25/2042(c)(d)(f)	3,484,670	3,558,425
Series 2022-R07, Class 1M2, 8.96% (30 Day Average SOFR + 4.65%), 06/25/2042(c)(d)(f)	600,000	637,082
Series 2022-R08, Class 1M1, 6.86% (30 Day Average SOFR + 2.55%), 07/25/2042(c)(d)(f)	2,891,466	2,924,446
Series 2022-R08, Class 1M2, 7.91% (30 Day Average SOFR + 3.60%), 07/25/2042(c)(d)(f)	1,500,000	1,533,926
Freddie Mac
Series 2020-DNA5, Class M2, STACR®, 7.11% (30 Day Average SOFR + 2.80%), 10/25/2050(c)(d)(g)	1,119,883	1,130,640

	Principal Amount	Value
Series 2021-DNA2, Class M1, STACR®, 5.11% (30 Day Average SOFR + 0.80%), 08/25/2033(c)(d)(g)	$177,178	$176,916
Series 2021-DNA2, Class M2, STACR®, 6.61% (30 Day Average SOFR + 2.30%), 08/25/2033(c)(d)(g)	4,820,000	4,844,256
Series 2021-DNA3, Class M1, STACR®, 5.06% (30 Day Average SOFR + 0.75%), 10/25/2033(c)(d)(g)	1,229,499	1,222,149
Series 2021-DNA3, Class M2, STACR®, 6.41% (30 Day Average SOFR + 2.10%), 10/25/2033(c)(d)(g)	3,125,000	3,111,079
Series 2021-DNA5, Class M2, STACR®, 5.96% (30 Day Average SOFR + 1.65%), 01/25/2034(c)(d)(g)	3,388,750	3,354,231
Series 2021-DNA6, Class M2, STACR®, 5.81% (30 Day Average SOFR + 1.50%), 10/25/2041(c)(d)(g)	5,571,181	5,340,717
Series 2021-HQA1, Class M1, STACR®, 5.01% (30 Day Average SOFR + 0.70%), 08/25/2033(c)(d)(g)	171,208	170,955
Series 2021-HQA3, Class M1, STACR®, 5.16% (30 Day Average SOFR + 0.85%), 09/25/2041(c)(d)(g)	2,604,188	2,514,922
Series 2022-DNA1, Class M2, STACR®, 6.21% (1 mo. USD LIBOR + 1.70%), 01/25/2050(c)(d)(g)	426,983	426,071
Series 2022-DNA2, Class M1A, STACR®, 5.61% (30 Day Average SOFR + 1.30%), 02/25/2042(c)(d)(g)	2,210,652	2,196,527
Series 2022-DNA2, Class M1B, STACR®, 6.71% (30 Day Average SOFR + 2.40%), 02/25/2042(c)(d)(g)	4,250,000	4,178,178
Series 2022-DNA3, Class M1A, STACR®, 6.31% (30 Day Average SOFR + 2.00%), 04/25/2042(c)(d)(g)	3,318,639	3,330,235
Series 2022-DNA3, Class M1B, STACR®, 7.21% (30 Day Average SOFR + 2.90%), 04/25/2042(c)(d)(g)	4,500,000	4,520,250
Series 2022-DNA4, Class M1A, STACR®, 6.51% (30 Day Average SOFR + 2.20%), 05/25/2042(c)(d)(g)	2,544,674	2,563,024
Series 2022-DNA4, Class M1B, STACR®, 7.66% (30 Day Average SOFR + 3.35%), 05/25/2042(c)(d)(g)	1,500,000	1,528,831
Series 2022-DNA5, Class M1A, STACR®, 7.26% (30 Day Average SOFR + 2.95%), 06/25/2042(c)(d)(g)	1,964,207	2,011,828
Series 2022-DNA5, Class M1B, STACR®, 8.81% (30 Day Average SOFR + 4.50%), 06/25/2042(c)(d)(g)	1,500,000	1,594,308
Series 2022-HQA1, Class M1A, STACR®, 6.41% (30 Day Average SOFR + 2.10%), 03/25/2042(c)(d)(g)	2,552,351	2,556,426
Series 2022-HQA1, Class M1B, STACR®, 7.81% (30 Day Average SOFR + 3.50%), 03/25/2042(c)(d)(g)	2,000,000	2,008,911
Series 2022-HQA2, Class M1, STACR®, 8.31% (30 Day Average SOFR + 4.00%), 07/25/2042(c)(d)(g)	1,500,000	1,532,388

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

January 31, 2023

(Unaudited)

	Principal
	Amount	Value
Series 2022-HQA2, Class M1A, STACR®, 6.96% (30 Day Average SOFR + 2.65%), 07/25/2042(c)(d)(g)	$1,659,505	$1,685,088
Series 2022-HQA3, Class M1, STACR®, 6.61% (30 Day Average SOFR + 2.30%), 08/25/2042(c)(d)(g)	787,073	787,091
Series 2022-HQA3, Class M1, STACR®, 7.86% (30 Day Average SOFR + 3.55%), 08/25/2042(c)(d)(g)	3,130,000	3,138,912

Total Agency Credit Risk Transfer Notes (Cost $96,360,557)		96,449,526

Asset-Backed Securities-16.63%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(h)	81,775	80,300
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class B, 5.94% (1 mo. USD LIBOR + 1.35%), 04/15/2036(c)(d)	4,000,000	3,922,052
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 5.99% (1 mo. Term SOFR + 1.42%), 11/15/2034(c)(d)	3,250,000	2,965,093
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-7, Class 6A, 3.84%, 10/25/2033(h)	125,429	118,070
Series 2003-8, Class 4A1, 4.08%, 01/25/2034(h)	123,924	120,574
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, 5.61% (1 mo. Term SOFR + 1.04%), 10/15/2037(c)(d)	1,192,676	1,176,973
Series 2021-ACNT, Class B, 5.84% (1 mo. USD LIBOR + 1.25%), 11/15/2038(c)(d)	4,000,000	3,902,751
Series 2021-VINO, Class B, 5.44% (1 mo. USD LIBOR + 0.85%), 05/15/2038(c)(d)	2,350,000	2,265,267
Series 2021-VOLT, Class B, 5.54% (1 mo. USD LIBOR + 0.95%), 09/15/2036(c)(d)	2,000,000	1,933,081
Series 2021-VOLT, Class D, 6.24% (1 mo. USD LIBOR + 1.65%), 09/15/2036(c)(d)	1,250,000	1,203,809
BX Trust
Series 2021-LGCY, Class B, 5.44% (1 mo. USD LIBOR + 0.86%), 10/15/2036(c)(d)	3,630,000	3,491,826
Series 2022-IND, Class C, 6.85% (1 mo. Term SOFR + 2.29%), 04/15/2037(c)(d)	3,267,553	3,211,846
Series 2022-LBA6, Class B, 5.86% (1 mo. Term SOFR + 1.30%), 01/15/2039(c)(d)	1,000,000	975,299
Chesapeake Funding II LLC (Canada), Series 2019-2A, Class C, 2.27%, 09/15/2031(d)	400,000	397,903
COMM Mortgage Trust, Series 2019-521F, Class C, 5.89% (1 mo. USD LIBOR + 1.30%), 06/15/2034(c)(d)	4,000,000	3,451,760
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 5.16% (1 mo. USD LIBOR + 0.65%), 09/25/2042(c)(d)	330,361	323,508
Series 2018-AGS, Class A2, 5.01% (1 mo. USD LIBOR + 0.50%), 02/25/2044(c)(d)	595,505	578,276
DBCG Mortgage Trust, Series 2017-BBG, Class C, 5.59% (1 mo. USD LIBOR + 1.00%), 06/15/2034(c)(d)	3,750,000	3,640,572

	Principal
	Amount	Value
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 5.31% (1 mo. USD LIBOR + 0.80%), 10/25/2056(c)(d)	$387,325	$380,327
Fannie Mae Connecticut Avenue Securities
Series 2023-R01, Class 1M1, 6.71% (30 Day Average SOFR + 2.40%), 12/25/2042(c)(d)	1,485,345	1,491,925
Series 2023-R01, Class 1M2, 8.06% (30 Day Average SOFR + 3.75%), 12/25/2042(c)(d)	1,225,000	1,245,499
Great Wolf Trust, Series 2019-WOLF, Class B, 6.01% (1 mo. Term SOFR + 1.45%), 12/15/2036(c)(d)	3,384,000	3,303,127
GS Mortgage Securities Corp. Trust
Series 2018-TWR, Class A, 5.74% (1 mo. USD LIBOR + 1.15%), 07/15/2031(c)(d)	3,000,000	2,867,366
Series 2021-ROSS, Class A, 5.74% (1 mo. USD LIBOR + 1.15%), 05/15/2026(c)(d)	2,500,000	2,360,281
Series 2022-SHIP, Class B, 5.99% (1 mo. Term SOFR + 1.42%), 08/15/2036(c)(d)	3,000,000	2,985,434
Home Equity Asset Trust, Series 2004-5, Class M2, 5.45% (1 mo. USD LIBOR + 0.95%), 11/25/2034(c)	1,106,896	1,097,266
Invitation Homes Trust, Series 2018-SFR4, Class C, 6.00% (1 mo. USD LIBOR + 1.40%), 01/17/2038(c)(d)	2,999,862	2,969,773
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 6.05% (1 mo. USD LIBOR + 1.46%), 06/15/2035(c)(d)	2,385,000	2,181,021
JP Morgan Mortgage Trust
Series 2019-6, Class A11, 5.29% (1 mo. USD LIBOR + 0.90%), 12/25/2049(c)(d)	78,104	74,431
Series 2019-INV2, Class A1, 5.29% (1 mo. USD LIBOR + 0.90%), 02/25/2050(c)(d)	209,784	196,884
Series 2019-INV3, Class A11, 5.39% (1 mo. USD LIBOR + 1.00%), 05/25/2050(c)(d)	97,448	90,131
Series 2019-LTV3, Class A1, 5.24% (1 mo. USD LIBOR + 0.85%), 03/25/2050(c)(d)	41,029	40,856
Series 2020-8, Class A11, 4.83% (30 Day Average SOFR + 0.90%), 03/25/2051(c)(d)	224,211	211,504
Series 2020-LTV1, Class A11, 5.39% (1 mo. USD LIBOR + 1.00%), 06/25/2050(c)(d)	18,430	18,199
Series 2021-1, Class A11, 4.58% (30 Day Average SOFR + 0.65%), 06/25/2051(c)(d)	650,510	601,915
Med Trust, Series 2021-MDLN, Class B, 6.04% (1 mo. USD LIBOR + 1.45%), 11/15/2038(c)(d)	2,991,114	2,921,585
Mello Mortgage Capital Acceptance Trust, Series 2021-INV2, Class A1, 4.88% (30 Day Average SOFR + 0.95%), 08/25/2051(c)(d)	3,074,678	2,882,594
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 5.15% (1 mo. USD LIBOR + 0.64%), 10/25/2028(c)	68,510	64,182
Series 2005-A2, Class A5, 2.16%, 02/25/2035(h)	46,636	43,890

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

January 31, 2023

(Unaudited)

	Principal
	Amount	Value
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 5.49% (1 mo. USD LIBOR + 0.90%), 07/15/2038(c)(d)	$2,500,000	$2,413,959
NRZ Advance Receivables Trust, Series 2020-T2, Class AT2, 1.48%, 09/15/2053(d)	2,000,000	1,936,659
OBX Trust
Series 2018-EXP1, Class 2A1, 5.36% (1 mo. USD LIBOR + 0.85%), 04/25/2048(c)(d)	185,282	183,512
Series 2018-EXP2, Class 2A2, 5.46% (1 mo. USD LIBOR + 0.95%), 07/25/2058(c)(d)	289,286	284,206
Series 2019-EXP1, Class 2A2, 5.18% (1 mo. USD LIBOR + 1.15%), 01/25/2059(c)(d)	172,570	168,497
Series 2019-EXP2, Class 2A2, 5.17% (1 mo. USD LIBOR + 1.20%), 06/25/2059(c)(d)	256,796	248,648
Series 2020-EXP1, Class 2A2, 5.46% (1 mo. USD LIBOR + 0.95%), 02/25/2060(c)(d)	354,462	330,738
Series 2020-EXP3, Class 2A2, 5.71% (1 mo. USD LIBOR + 1.20%), 01/25/2060(c)(d)	480,327	470,946
Series 2020-INV1, Class A11, 5.29% (1 mo. USD LIBOR + 0.90%), 12/25/2049(c)(d)	221,685	204,774
RLGH Trust, Series 2021-TROT, Class B, 5.75% (1 mo. USD LIBOR + 1.16%), 04/15/2036(c)(d)	3,000,000	2,925,843
SMB Private Education Loan Trust
Series 2019-B, Class A2B, 5.59% (1 mo. USD LIBOR + 1.00%), 06/15/2037(c)(d)	2,297,936	2,256,752
Series 2020-A, Class A2B, 5.42% (1 mo. USD LIBOR + 0.83%), 09/15/2037(c)(d)	1,355,438	1,327,841
Series 2021-A, Class A2A2, 5.32% (1 mo. USD LIBOR + 0.73%), 01/15/2053(c)(d)	3,840,124	3,731,472
Series 2022-C, Class A1B, 6.25% (30 Day Average SOFR + 1.85%), 05/16/2050(c)(d)	2,690,483	2,695,705
SMRT, Series 2022-MINI, Class B, 5.91% (1 mo. Term SOFR + 1.35%), 01/15/2039(c)(d)	4,655,000	4,540,814
STAR Trust, Series 2022-SFR3, Class B, 6.51% (1 mo. Term SOFR + 1.95%), 05/17/2024(c)(d)	5,000,000	4,930,056
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2004-AR3, Class A2, 3.10%, 06/25/2034(h)	52,005	48,204
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL, 6.01% (1 mo. USD LIBOR + 1.55%), 01/15/2059(c)(d)	2,500,000	2,428,623

Total Asset-Backed Securities (Cost $95,252,786)		92,914,399

	Principal
	Amount	Value
U.S. Treasury Securities-16.03%
U.S. Treasury Floating Rate Notes-16.03%
4.69% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%), 07/31/2024(c)	$16,000,000	$15,995,561
4.92% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%), 10/31/2024(c)	73,500,000	73,529,734

Total U.S. Treasury Securities (Cost $89,416,485)		89,525,295

U.S. Government Sponsored Agency Mortgage-Backed Securities-2.94%
Collateralized Mortgage Obligations-2.59%
Fannie Mae REMICs
4.81% (1 mo. USD LIBOR + 0.30%), 04/25/2035(c)	1,204,582	1,200,767
4.86% (1 mo. USD LIBOR + 0.35%), 09/25/2041(c)	1,801	1,800
3.60% (1 mo. USD LIBOR + 0.32%), 01/25/2045(c)	653,640	628,909
5.01% (1 mo. USD LIBOR + 0.50%), 05/25/2046(c)	238,888	234,388
3.77% (1 mo. USD LIBOR + 0.30%), 09/25/2047(c)	638,908	625,568
3.94% (1 mo. USD LIBOR + 0.32%), 12/25/2047(c)	237,575	232,972
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN2, Class M1, 6.11% (30 Day Average SOFR + 1.80%), 07/25/2041(c)(d)	3,557,027	3,285,128
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series KF35, Class A, 4.74% (1 mo. USD LIBOR + 0.35%), 08/25/2024(c)	84,332	84,052
Series KF35, Class A, 4.78% (1 mo. USD LIBOR + 0.39%), 10/25/2025(c)	981,575	971,213
Series KF81, Class AS, 4.46% (30 Day Average SOFR + 0.40%), 06/25/2027(c)	1,587,641	1,572,971
Series Q008, Class A, 4.78% (1 mo. USD LIBOR + 0.39%), 10/25/2045(c)	889,701	881,808
Freddie Mac REMICs
3.69% (1 mo. USD LIBOR + 0.35%), 09/15/2038(c)	668,449	664,435
3.66% (1 mo. USD LIBOR + 0.45%), 09/15/2040(c)	546,710	536,658
5.09% (1 mo. USD LIBOR + 0.50%), 06/15/2041(c)	167,573	165,485
3.44% (1 mo. USD LIBOR + 0.32%), 08/15/2043(c)	656,090	645,728
4.94% (1 mo. USD LIBOR + 0.35%), 01/15/2048(c)	2,806,004	2,721,415

		14,453,297

Federal Home Loan Mortgage Corp. (FHLMC)-0.14%
ARM, 2.80% (1 yr. USD LIBOR + 1.62%), 06/01/2037(c)	271,701	273,772
ARM, 3.68% (1 yr. USD LIBOR + 1.74%), 11/01/2038(c)	271,446	276,555
ARM, 3.44% (1 yr. USD LIBOR + 1.73%), 03/01/2043(c)	248,607	251,200

		801,527

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

January 31, 2023

(Unaudited)

	Principal
	Amount	Value
Federal National Mortgage Association (FNMA)-0.21%
ARM, 4.02% (1 yr. USD LIBOR + 1.64%), 02/01/2035(c)	$47,617	$46,810
ARM, 4.23% (1 yr. U.S. Treasury Yield Curve Rate + 2.34%), 07/01/2035(c)	643,516	660,958
ARM, 5.53% (6 mo. USD LIBOR + 1.57%), 07/01/2035(c)	41,832	42,355
ARM, 3.97% (1 yr. USD LIBOR + 1.72%), 10/01/2036(c)	131,683	132,757
ARM, 2.53% (1 yr. USD LIBOR + 1.78%), 03/01/2037(c)	193,860	191,320
ARM, 3.47% (1 yr. USD LIBOR + 1.53%), 11/01/2037(c)	109,710	109,727

		1,183,927

Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $16,982,863)		16,438,751

	Shares
Money Market Funds-0.25%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(i)(j) (Cost $1,387,309)	1,387,309	1,387,309

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.63% (Cost $560,235,998)		556,463,152

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.40%
Invesco Private Government Fund, 4.36%(i)(j)(k)	6,875,010	$6,875,010
Invesco Private Prime Fund, 4.59%(i)(j)(k)	17,676,985	17,682,288

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,556,893)		24,557,298

TOTAL INVESTMENTS IN SECURITIES-104.03% (Cost $584,792,891)		581,020,450
OTHER ASSETS LESS LIABILITIES-(4.03)%		(22,510,013)

NET ASSETS-100.00%.		$558,510,437

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

January 31, 2023

(Unaudited)

Investment Abbreviations:
ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
LIBOR	-London Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2023.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $262,607,225, which represented 47.02% of the Fund’s Net Assets.

(e)	Perpetual bond with no specified maturity date.
(f)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(g)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(h)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2023.

(i)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$1,075,009	$49,820,745	$(49,508,445)	$-	$-	$1,387,309	$34,080

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	5,473,023	16,664,393	(15,262,406)	-	-	6,875,010	64,510	*

Invesco Private Prime Fund	14,069,884	42,013,221	(38,405,847)	(216)	5,246	17,682,288	176,661	*

Total	$20,617,916	$108,498,359	$(103,176,698)	$(216)	$5,246	$25,944,607	$275,251

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings

January 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2023, for each Fund (except for Ultra Short Duration ETF). As of January 31, 2023, all of the securities in Ultra Short Duration ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Invesco AAA CLO Floating Rate Note ETF
Investments in Securities
Asset-Backed Securities	$-	$30,296,420	$-	$30,296,420
Money Market Funds	33,984	-	-	33,984

Total Investments	$33,984	$30,296,420	$-	$30,330,404

Invesco Active U.S. Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$137,357,231	$-	$-	$137,357,231
Money Market Funds	-	12,647,304	-	12,647,304

Total Investments	$137,357,231	$12,647,304	$-	$150,004,535

Invesco Balanced Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$39,208,881	$-	$-	$39,208,881
Money Market Funds	-	1,303,657	-	1,303,657

Total Investments	$39,208,881	$1,303,657	$-	$40,512,538

Invesco Conservative Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$14,807,044	$-	$-	$14,807,044
Money Market Funds	-	826,927	-	826,927

Total Investments	$14,807,044	$826,927	$-	$15,633,971

Invesco Growth Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$32,751,405	$-	$-	$32,751,405
Money Market Funds	-	718,151	-	718,151

Total Investments	$32,751,405	$718,151	$-	$33,469,556

	Level 1	Level 2	Level 3	Total
Invesco High Yield Bond Factor ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$30,702,568	$-	$30,702,568
U.S. Treasury Securities	-	113,562	-	113,562
Money Market Funds	180,161	3,448,931	-	3,629,092

Total Investments in Securities	180,161	34,265,061	-	34,445,222

Other Investments - Assets*
Futures Contracts	53,409	-	-	53,409
Swap Agreements	-	25,076	-	25,076

	53,409	25,076	-	78,485

Other Investments - Liabilities*
Futures Contracts	(5,493)	-	-	(5,493)

Total Other Investments	47,916	25,076	-	72,992

Total Investments	$228,077	$34,290,137	$-	$34,518,214

Invesco High Yield Select ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$9,765,642	$-	$9,765,642
Non-U.S. Dollar Denominated Bonds & Notes	-	152,319	-	152,319
Money Market Funds	6,170	-	-	6,170

Total Investments	$6,170	$9,917,961	$-	$9,924,131

Invesco Moderately Conservative Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$25,777,867	$-	$-	$25,777,867
Money Market Funds	-	1,060,243	-	1,060,243

Total Investments	$25,777,867	$1,060,243	$-	$26,838,110

Invesco S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$204,015,664	$-	$-	$204,015,664
Money Market Funds	9,516,396	5,887,565	-	15,403,961

Total Investments in Securities	213,532,060	5,887,565	-	219,419,625

Other Investments - Assets*
Futures Contracts	517,573	-	-	517,573

Other Investments - Liabilities*
Futures Contracts	(276,705)	-	-	(276,705)

Total Other Investments	240,868	-	-	240,868

Total Investments	$213,772,928	$5,887,565	$-	$219,660,493

Invesco Short Duration Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$7,201,717	$-	$7,201,717
U.S. Treasury Securities	-	2,160,345	-	2,160,345
Asset-Backed Securities	-	493,552	-	493,552
Preferred Stocks	-	49,790	-	49,790
Money Market Funds	420,701	-	-	420,701

Total Investments in Securities	420,701	9,905,404	-	10,326,105

Other Investments - Assets*
Futures Contracts	381	-	-	381

Other Investments - Liabilities*
Futures Contracts	(3,529)	-	-	(3,529)

Total Other Investments	(3,148)	-	-	(3,148)

Total Investments	$417,553	$9,905,404	$-	$10,322,957

	Level 1	Level 2	Level 3	Total

Invesco Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$403,528,310	$5,382,949	$408,911,259
U.S. Treasury Securities	-	191,874,258	-	191,874,258
Asset-Backed Securities	-	188,628,447	1,345,320	189,973,767
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	168,980,657	-	168,980,657
Agency Credit Risk Transfer Notes	-	6,516,261	-	6,516,261
Municipal Obligations	-	3,511,862	-	3,511,862
Preferred Stocks	291,854	2,590,051	-	2,881,905
U.S. Government Sponsored Agency Securities	-	2,621,154	-	2,621,154
Options Purchased	656,775	-	-	656,775
Non-U.S. Dollar Denominated Bonds & Notes	-	236,273	-	236,273
Common Stocks & Other Equity Interests	-	-	0	0
Money Market Funds	-	81,784,933	-	81,784,933

Total Investments in Securities	948,629	1,050,272,206	6,728,269	1,057,949,104

Other Investments - Assets*
Futures Contracts	843,475	-	-	843,475
Investments Matured	-	193,019	-	193,019

	843,475	193,019	-	1,036,494

Other Investments - Liabilities*
Futures Contracts	(1,777,790)	-	-	(1,777,790)
Options written	(92,040)	-	-	(92,040)

	(1,869,830)	-	-	(1,869,830)

Total Other Investments	(1,026,355)	193,019	-	(833,336)

Total Investments	$(77,726)	$1,050,465,225	$6,728,269	$1,057,115,768

Invesco Variable Rate Investment Grade ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$259,747,872	$-	$259,747,872
Agency Credit Risk Transfer Notes	-	96,449,526	-	96,449,526
Asset-Backed Securities	-	92,914,399	-	92,914,399
U.S. Treasury Securities	-	89,525,295	-	89,525,295
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	16,438,751	-	16,438,751
Money Market Funds	1,387,309	24,557,298	-	25,944,607

Total Investments	$1,387,309	$579,633,141	$-	$581,020,450

*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.